UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03980

Morgan Stanley Institutional Fund Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	December 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (33.8%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 2.54%, 7/1/45	$268	$274
Agency Fixed Rate Mortgages (3.2%)
United States (3.2%)
Federal Home Loan Mortgage Corporation, Gold Pools:
3.50%, 1/1/44 — 6/1/45	1,485	1,527
6.50%, 5/1/32 — 7/1/32	58	66
7.50%, 5/1/35	6	7
January TBA:
3.50%, 1/1/32 (a)	980	1,022
Federal National Mortgage Association, Conventional Pools:
3.00%, 3/1/30 — 5/1/30	367	376
4.00%, 4/1/45 — 9/1/45	1,608	1,696
4.50%, 3/1/41 — 11/1/44	396	429
5.00%, 1/1/41 — 3/1/41	1,128	1,243
6.00%, 1/1/38	10	12
6.50%, 12/1/29	20	23
7.00%, 12/1/17 — 2/1/31	237	255
7.50%, 8/1/37	13	15
January TBA:
2.50%, 1/1/32 (a)	460	461
3.00%, 1/1/32 — 1/1/47(a)	1,970	1,967
3.50%, 1/1/47 (a)	463	475
Government National Mortgage Association, January TBA:
3.50%, 1/20/47 (a)	450	468
Various Pools:
4.00%, 8/20/41 — 11/20/42	551	587
5.50%, 8/15/39	72	80
		10,709
Asset-Backed Security (0.1%)
United States (0.1%)
CVS Pass-Through Trust,
6.04%, 12/10/28	328	368
Collateralized Mortgage Obligations - Agency Collateral Series (0.5%)
United States (0.5%)
Federal Home Loan Mortgage Corporation,
2.40%, 6/25/22	1,625	1,631
2.79%, 1/25/22	75	77
2.97%, 10/25/21	90	93
IO REMIC
5.35%, 4/15/39 (b)	95	10
		1,811

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46		305	308
4.74%, 7/15/47 (b)(c)		152	127
Commercial Mortgage Pass-Through Certificates,
2.82%, 10/15/45		376	381
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		100	107
4.57%, 7/15/47 (b)(c)		745	577
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)		205	166
4.56%, 9/15/47 (b)(c)		263	232
4.66%, 8/15/47 (b)(c)		361	293
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	267
WF-RBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	295
			2,753
Corporate Bonds (9.2%)
Australia (0.6%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	400	478
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23	$170		180
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		350	347
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	304
Origin Energy Finance Ltd.,
3.50%, 10/9/18 (c)		200	203
QBE Insurance Group Ltd.,
2.40%, 5/1/18 (c)		200	200
Telstra Corp., Ltd.,
3.13%, 4/7/25 (c)		135	134
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		170	173
			2,019
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24		300	311
4.70%, 2/1/36		225	237
			548
Canada (0.2%)
Brookfield Asset Management, Inc.,
5.80%, 4/25/17		295	299
Goldcorp, Inc.,
3.70%, 3/15/23		198	195
Royal Bank of Canada,
1.50%, 7/29/19		325	321
			815
Chile (0.1%)
Empresa Nacional de Telecomunicaciones SA,
4.75%, 8/1/26 (c)		250	245

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

China (0.1%)
Baidu, Inc.,
3.25%, 8/6/18	225		229
Want Want China Finance Ltd.,
1.88%, 5/14/18 (c)	200		198
			427
Colombia (0.1%)
Ecopetrol SA,
5.88%, 9/18/23	300		318
France (1.0%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)	200		193
AXA SA,
3.94%, 11/7/24 (b)(d)	EUR	500	547
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	500		555
BNP Paribas SA,
4.38%, 5/12/26 (c)	$200		198
5.00%, 1/15/21	95		104
BPCE SA,
5.15%, 7/21/24 (c)	450		458
Credit Agricole Assurances SA,
4.25%, 1/13/25 (b)(d)	EUR	500	520
Danone SA,
1.69%, 10/30/19 (c)	$475		469
Electricite de France SA,
5.00%, 1/22/26 (b)(d)	EUR	300	302
TOTAL SA,
2.25%, 2/26/21 (b)(d)	200		210
			3,556
Germany (0.5%)
Bayer AG,
3.75%, 7/1/74 (b)	300		321
Daimler Finance North America LLC,
1.50%, 7/5/19 (c)	$300		295
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (b)	EUR	400	498
Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (c)	$250		246
3.25%, 5/27/25 (c)	250		251
Vier Gas Transport GmbH,
3.13%, 7/10/23	EUR	100	123
			1,734
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)	$200		192
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	315		302
Italy (0.3%)
Assicurazioni Generali SpA,
10.13%, 7/10/42 (b)	EUR	400	549

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

FCA Capital Ireland PLC,
1.38%, 4/17/20	250		269
Telecom Italia Finance SA,
7.75%, 1/24/33	80		108
			926
Korea, Republic of (0.1%)
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (c)		$200	200
Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)	375		376
Netherlands (0.6%)
ABN Amro Bank N.V.,
2.50%, 10/30/18 (c)	300		303
2.88%, 6/30/25 (b)	EUR	250	277
ASR Nederland N.V.,
5.00%, 9/30/24 (b)(d)	500		547
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	257
Series G
3.75%, 11/9/20	EUR	300	356
ING Bank N.V.,
5.80%, 9/25/23 (c)		$240	264
			2,004
Spain (0.3%)
Santander Issuances SAU,
5.18%, 11/19/25	600		606
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	300	358
			964
Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
1.75%, 3/19/18 (c)		$200	200
Swedbank AB,
1.75%, 3/12/18 (c)	270		270
			470
Switzerland (0.4%)
Aquarius and Investments PLC for Zurich Insurance Co., Ltd.,
4.25%, 10/2/43 (b)	EUR	450	523
Credit Suisse AG,
0.63%, 11/20/18	550		586
6.00%, 2/15/18		$90	94
Novartis Capital Corp.,
4.40%, 5/6/44	150		162
			1,365
United Kingdom (0.8%)
Diageo Capital PLC,
1.50%, 5/11/17	215		215
Experian Finance PLC,
2.38%, 6/15/17 (c)	400		402

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		100	132
Heathrow Funding Ltd.,
4.60%, 2/15/18	EUR	300	332
Lloyds Bank PLC,
6.50%, 3/24/20		450	557
Nationwide Building Society,
3.90%, 7/21/25 (c)	$200		206
6.25%, 2/25/20 (c)		300	334
NGG Finance PLC,
5.63%, 6/18/73 (b)	GBP	200	268
Santander UK PLC,
4.00%, 3/13/24	$120		125
Standard Chartered PLC,
2.10%, 8/19/19 (c)		300	297
			2,868
United States (3.5%)
Abbott Laboratories,
3.40%, 11/30/23		325	324
Air Lease Corp.,
2.13%, 1/15/20		400	394
Apple, Inc.,
1.55%, 8/4/21		225	218
AT&T, Inc.,
4.50%, 3/9/48		191	172
5.15%, 3/15/42		25	25
Bank of America Corp.,
MTN
4.00%, 4/1/24		250	258
4.20%, 8/26/24		100	102
4.25%, 10/22/26		45	46
5.00%, 1/21/44		250	275
Baxalta, Inc.,
4.00%, 6/23/25		45	45
Boston Properties LP,
3.85%, 2/1/23		25	26
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	208
Capital One Bank USA NA,
3.38%, 2/15/23		546	542
Capital One NA,
1.85%, 9/13/19		400	396
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		300	317
6.48%, 10/23/45		150	174
Citigroup, Inc.,
2.65%, 10/26/20		50	50
5.50%, 9/13/25		250	275
6.68%, 9/13/43		20	25
8.13%, 7/15/39		175	261
Coca-Cola Co.,
3.20%, 11/1/23		250	258
Comcast Corp.,
4.60%, 8/15/45		130	137
Discover Bank,
2.00%, 2/21/18		345	345
Enterprise Products Operating LLC,
3.35%, 3/15/23		275	279

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Five Corners Funding Trust,
4.42%, 11/15/23 (c)	350	371
General Motors Financial Co., Inc.,
2.35%, 10/4/19	200	198
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	340	340
MTN
4.80%, 7/8/44	275	290
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	25	27
Home Depot, Inc.,
5.88%, 12/16/36	100	127
HSBC USA, Inc.,
3.50%, 6/23/24	100	101
Johnson Controls International PLC,
3.90%, 2/14/26	175	181
JPMorgan Chase & Co.,
3.20%, 6/15/26	250	245
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (c)	100	99
McDonald’s Corp., MTN
3.38%, 5/26/25	275	276
Medtronic, Inc.,
3.63%, 3/15/24	250	260
4.63%, 3/15/45	50	54
Merck & Co., Inc.,
2.80%, 5/18/23	250	251
Microsoft Corp.,
1.55%, 8/8/21	300	291
Monongahela Power Co.,
5.40%, 12/15/43 (c)	100	117
NBC Universal Media LLC,
4.38%, 4/1/21	175	189
Omnicom Group, Inc.,
3.63%, 5/1/22	60	62
3.65%, 11/1/24	84	85
Oracle Corp.,
3.40%, 7/8/24	175	178
Pacific LifeCorp,
6.00%, 2/10/20 (c)	25	27
PepsiCo, Inc.,
1.70%, 10/6/21	275	267
3.60%, 3/1/24	250	261
Prudential Financial, Inc., MTN
6.63%, 12/1/37	150	191
Time Warner, Inc.,
3.88%, 1/15/26	325	326
UnitedHealth Group, Inc.,
3.75%, 7/15/25	75	78
4.25%, 3/15/43	150	153
Verizon Communications, Inc.,
4.67%, 3/15/55	231	218
5.01%, 8/21/54	120	120
Visa, Inc.,
3.15%, 12/14/25	325	327
Wal-Mart Stores, Inc.,
2.55%, 4/11/23	475	472
Wells Fargo & Co.,
3.00%, 10/23/26	250	238

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

MTN
4.10%, 6/3/26	275		279
			11,851
			31,180
Mortgages - Other (0.6%)
United Kingdom (0.1%)
Holmes Master Issuer PLC,
1.95%, 10/15/54 (b)(c)	GBP	438	543
United States (0.5%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36	$39		24
6.00%, 4/25/36	14		14
ChaseFlex Trust,
6.00%, 2/25/37	36		27
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36	17		14
Freddie Mac Whole Loan Securities Trust,
3.00%, 9/25/45 – 7/25/46	595		580
3.50%, 5/25/45 – 7/25/46	834		838
4.00%, 5/25/45	69		71
GSR Mortgage Loan Trust,
5.75%, 1/25/37	26		25
Lehman Mortgage Trust,
5.50%, 11/25/35	9		9
6.50%, 9/25/37	34		26
			1,628
			2,171
Sovereign (18.2%)
Australia (0.3%)
Australia Government Bond,
3.25%, 4/21/25	AUD	1,300	979
Austria (0.6%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	500	570
Republic of Austria Government Bond,
3.50%, 9/15/21 (c)	1,080		1,346
			1,916
Belgium (0.9%)
Belgium Government Bond, 0.80%, 6/22/25 (c)	2,900		3,165
Bermuda (0.1%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$390		407
Brazil (0.4%)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21 — 1/1/23	BRL	5,500	1,534
Canada (1.3%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	3,290	2,466

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

3.25%, 6/1/21	2,600		2,116
			4,582
China (0.2%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	341
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$375		373
			714
France (1.2%)
France Government Bond OAT,
1.00%, 11/25/25	EUR	500	548
1.75%, 5/25/23	1,990		2,326
3.25%, 5/25/45	420		610
5.50%, 4/25/29	300		488
			3,972
Germany (0.5%)
Bundesrepublik Deutschland,
4.25%, 7/4/39	770		1,394
4.75%, 7/4/34	220		391
			1,785
Greece (0.3%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 — 2/24/42 (e)	1,280		933
Hungary (0.5%)
Hungary Government Bond,
5.50%, 6/24/25	HUF	212,500	867
Hungary Government International Bond,
5.75%, 11/22/23	$710		789
			1,656
Indonesia (0.4%)
Indonesia Government International Bond,
5.88%, 1/15/24 (c)	1,090		1,205
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	200	292
Italy (1.3%)
Italy Buoni Poliennali Del Tesoro,
0.65%, 11/1/20	1,800		1,925
1.50%, 6/1/25	330		346
2.35%, 9/15/24 (c)	1,355		1,631
5.00%, 9/1/40	250		364
			4,266
Japan (5.6%)
Japan Finance Organization for Municipalities,
1.90%, 6/22/18	JPY	70,000	616
Japan Government Ten Year Bond,
0.10%, 6/20/26	420,000		3,621
0.50%, 9/20/24	327,000		2,910
1.10%, 3/20/21 — 6/20/21	507,000		4,569

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

1.70%, 6/20/18	276,000		2,428
Japan Government Thirty Year Bond,
1.70%, 6/20/33	274,000		2,841
2.00%, 9/20/40	183,000		2,033
			19,018
Korea, Republic of (0.2%)
Korea Development Bank (The),
4.63%, 11/16/21	$630		684
Mexico (0.3%)
Mexican Bonos,
6.50%, 6/10/21	MXN	10,000	471
Petroleos Mexicanos,
4.88%, 1/18/24	$320		311
6.38%, 1/23/45	140		128
			910
Netherlands (0.2%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	800	846
Poland (0.7%)
Poland Government Bond,
2.50%, 7/25/26	PLN	9,500	2,066
4.00%, 10/25/23	1,300		324
			2,390
Saudi Arabia (0.3%)
Saudi Government International Bond,
2.38%, 10/26/21 (c)	$950		923
South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	3,800	249
Spain (0.9%)
Spain Government Bond,
0.75%, 7/30/21	EUR	1,230	1,324
1.15%, 7/30/20	290		317
2.15%, 10/31/25 (c)	390		440
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	784		873
1.80%, 11/30/24 (c)	131		157
			3,111
United Kingdom (1.8%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	490	630
2.00%, 9/7/25	110		145
2.75%, 9/7/24	1,550		2,165
4.25%, 6/7/32 — 9/7/39	1,720		3,014
			5,954
			61,491

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

U.S. Treasury Securities (1.1%)
United States (1.1%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$810	722
3.88%, 8/15/40	1,370	1,573
U.S. Treasury Note,
1.38%, 1/31/21	1,300	1,279
		3,574
Total Fixed Income Securities (Cost $118,239)		114,331

	Shares	Value (000)
Common Stocks (45.3%)
Australia (1.4%)
AGL Energy Ltd.	3,690	59
Alumina Ltd.	13,108	17
Amcor Ltd.	6,258	67
AMP Ltd.	15,783	57
APA Group	5,948	37
Aristocrat Leisure Ltd.	2,875	32
Arrium Ltd. (f)(g)	14,100	—@
ASX Ltd.	1,032	37
Aurizon Holdings Ltd.	11,035	40
AusNet Services	9,534	11
Australia & New Zealand Banking Group Ltd.	15,858	348
Bank of Queensland Ltd.	2,059	18
Bendigo and Adelaide Bank Ltd.	2,477	23
BHP Billiton Ltd.	16,790	304
Boral Ltd.	6,272	24
Brambles Ltd.	8,578	77
Caltex Australia Ltd.	1,437	32
Challenger Ltd.	3,060	25
CIMIC Group Ltd.	523	13
Coca-Cola Amatil Ltd.	3,074	22
Cochlear Ltd.	304	27
Commonwealth Bank of Australia	9,171	545
Computershare Ltd.	2,512	23
Crown Resorts Ltd.	1,926	16
CSL Ltd.	2,424	176
Dexus Property Group REIT	5,206	36
Domino’s Pizza Enterprises Ltd.	331	16
DUET Group	12,954	26
Flight Centre Travel Group Ltd.	298	7
Fortescue Metals Group Ltd.	8,125	35
Goodman Group REIT	9,701	50
GPT Group REIT	9,670	35
Harvey Norman Holdings Ltd.	2,939	11
Healthscope Ltd.	9,046	15
Incitec Pivot Ltd.	9,035	23
Insurance Australia Group Ltd.	12,999	56
James Hardie Industries PLC CDI	2,405	38
Lend Lease Group REIT	2,963	31
Macquarie Group Ltd.	1,645	103
Medibank Pvt Ltd.	14,765	30
Mirvac Group REIT	20,007	31
National Australia Bank Ltd.	14,337	317
Newcrest Mining Ltd.	4,019	59
Oil Search Ltd.	7,295	38

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Orica Ltd.	2,007	26
Origin Energy Ltd.	9,380	45
Qantas Airways Ltd.	2,583	6
QBE Insurance Group Ltd.	7,393	66
Ramsay Health Care Ltd.	747	37
REA Group Ltd.	283	11
Rio Tinto Ltd.	2,237	97
Santos Ltd.	9,655	28
Scentre Group REIT	28,687	96
Seek Ltd.	1,790	19
Sonic Healthcare Ltd.	2,146	33
South32 Ltd.	27,929	55
Stockland REIT	12,959	43
Suncorp Group Ltd.	6,891	67
Sydney Airport	5,904	26
Tabcorp Holdings Ltd.	4,444	15
Tatts Group Ltd.	7,750	25
Telstra Corp., Ltd.	22,834	84
TPG Telecom Ltd.	1,811	9
Transurban Group	10,927	81
Treasury Wine Estates Ltd.	3,929	30
Vicinity Centres REIT	17,871	39
Vocus Communications Ltd.	2,805	8
Wesfarmers Ltd.	6,016	183
Westfield Corp. REIT	10,603	72
Westpac Banking Corp.	17,942	422
Woodside Petroleum Ltd.	4,095	92
Woolworths Ltd.	6,774	118
		4,820
Austria (0.0%)
BUWOG AG (f)	172	4
Erste Group Bank AG (f)	2,233	65
Immofinanz AG (f)	3,441	7
Raiffeisen Bank International AG (f)	934	17
Voestalpine AG	1,248	49
		142
Belgium (0.4%)
Ageas	2,822	111
Anheuser-Busch InBev N.V.	6,337	671
Colruyt SA	850	42
Groupe Bruxelles Lambert SA	1,368	115
KBC Group N.V.	4,846	300
Umicore SA	1,472	84
		1,323
Canada (2.0%)
Agnico-Eagle Mines Ltd.	1,200	50
Agrium, Inc.	700	70
Alimentation Couche-Tard, Inc., Class B	2,300	104
AltaGas Ltd.	900	23
ARC Resources Ltd.	1,900	33
Atco Ltd., Class I	400	13
Bank of Montreal	3,500	252
Bank of Nova Scotia	6,500	362
Barrick Gold Corp.	6,100	98
BCE, Inc.	800	35
Blackberry Ltd. (f)	2,700	19

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Bombardier, Inc. (f)	10,300	17
Brookfield Asset Management, Inc., Class A	4,650	153
CAE, Inc.	1,400	20
Cameco Corp.	2,200	23
Canadian Imperial Bank of Commerce	2,100	171
Canadian National Railway Co.	4,200	283
Canadian Natural Resources Ltd.	5,900	188
Canadian Pacific Railway Ltd.	800	114
Canadian Tire Corp. Ltd., Class A	400	42
Canadian Utilities Ltd., Class A	700	19
CCL Industries, Inc., Class B	200	39
Cenovus Energy, Inc.	4,500	68
CGI Group, Inc., Class A (f)	1,200	58
CI Financial Corp.	1,300	28
Constellation Software, Inc.	100	45
Crescent Point Energy Corp.	2,900	39
Dollarama, Inc.	600	44
Eldorado Gold Corp. (f)	3,700	12
Element Fleet Management Corp.	2,100	20
Emera, Inc.	300	10
Empire Co. Ltd., Class A	900	11
Enbridge, Inc.	5,100	215
Encana Corp.	5,200	61
Fairfax Financial Holdings Ltd.	100	48
Finning International, Inc.	900	18
First Capital Realty, Inc.	700	11
First Quantum Minerals Ltd.	3,700	37
Fortis, Inc.	2,200	68
Franco-Nevada Corp.	900	54
George Weston Ltd.	300	25
Gildan Activewear, Inc.	1,200	30
Goldcorp, Inc.	4,400	60
Great-West Lifeco, Inc.	1,600	42
H&R Real Estate Investment Trust REIT	800	13
Husky Energy, Inc. (f)	1,955	24
Hydro One Ltd. (c)	1,000	18
IGM Financial, Inc.	500	14
Imperial Oil Ltd.	1,600	56
Industrial Alliance Insurance & Financial Services, Inc.	600	24
Intact Financial Corp.	700	50
Inter Pipeline Ltd.	1,900	42
Jean Coutu Group PJC, Inc. (The), Class A	400	6
Keyera Corp.	1,000	30
Kinross Gold Corp. (f)	6,400	20
Lightstream Resources Ltd. (f)(g)	1,136	—@
Linamar Corp.	300	13
Loblaw Cos., Ltd.	1,173	62
Magna International, Inc.	2,100	91
Manulife Financial Corp.	10,800	192
Methanex Corp.	500	22
Metro, Inc.	1,300	39
National Bank of Canada	1,800	73
Onex Corp.	500	34
Open Text Corp.	700	43
Pembina Pipeline Corp.	2,100	66
Peyto Exploration & Development Corp.	900	22
Potash Corp. of Saskatchewan, Inc.	4,500	81
Power Corp. of Canada	2,000	45
Power Financial Corp.	1,400	35
PrairieSky Royalty Ltd.	1,106	26
Restaurant Brands International, Inc.	1,200	57

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

RioCan Real Estate Investment Trust REIT	900	18
Rogers Communications, Inc., Class B	2,000	77
Royal Bank of Canada	8,000	541
Saputo, Inc.	1,400	50
Seven Generations Energy Ltd., Class AClass A (f)	1,300	30
Shaw Communications, Inc., Class B	2,200	44
Silver Wheaton Corp.	2,300	44
Smart Real Estate Investment Trust REIT	400	10
SNC-Lavalin Group, Inc.	800	34
Sun Life Financial, Inc.	3,300	127
Suncor Energy, Inc.	9,056	296
Teck Resources Ltd., Class B	3,000	60
TELUS Corp.	1,100	35
Thomson Reuters Corp.	1,800	79
Toronto-Dominion Bank (The)	10,000	493
Tourmaline Oil Corp. (f)	1,100	29
TransCanada Corp.	4,700	212
Turquoise Hill Resources Ltd. (f)	5,400	17
Valeant Pharmaceuticals International, Inc. (f)	1,800	26
Veresen, Inc.	1,700	17
Vermilion Energy, Inc.	600	25
West Fraser Timber Co. Ltd.	400	14
Yamana Gold, Inc.	4,700	13
		6,621
Chile (0.0%)
Antofagasta PLC	2,484	21
China (0.0%)
ASM Pacific Technology Ltd. (h)	1,300	14
Hanergy Thin Film Power Group Ltd. (f)(g)(h)(i)	42,000	—@
WH Group Ltd. (c)(h)	43,500	35
Wynn Macau Ltd. (h)	8,400	13
Yum China Holdings, Inc. (f)	1,059	28
		90
Colombia (0.0%)
Millicom International Cellular SA SDR	1,326	57
Denmark (0.6%)
AP Moeller - Maersk A/S Series A	30	45
AP Moeller - Maersk A/S Series B	55	88
Carlsberg A/S Series B	98	8
Coloplast A/S Series B	120	8
Danske Bank A/S	6,044	183
DSV A/S	9,504	423
ISS A/S	6,108	206
Novo Nordisk A/S Series B	19,475	702
Novozymes A/S Series B	2,771	96
TDC A/S (f)	537	3
Vestas Wind Systems A/S	3,486	227
		1,989
Finland (0.3%)
Fortum Oyj	5,723	88
Kone Oyj, Class B	4,765	213
Nokia Oyj	32,678	158
Nokian Renkaat Oyj	1,316	49
Sampo Oyj, Class A	3,364	151

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

UPM-Kymmene Oyj	10,953	269
		928
France (4.9%)
Accor SA	17,894	667
Aeroports de Paris (ADP)	1,124	120
Air Liquide SA	2,883	321
Alstom SA (f)	3,867	107
Atos SE	4,801	507
AXA SA	15,856	400
BNP Paribas SA	17,840	1,137
Bouygues SA	15,524	556
Bureau Veritas SA	2,183	42
Cap Gemini SA	10,635	897
Carrefour SA	5,203	125
CGG SA (f)	59	1
Christian Dior SE	667	140
Cie de Saint-Gobain	29,961	1,396
Cie Generale des Etablissements Michelin	1,742	194
Credit Agricole SA	16,042	199
Danone SA	6,265	397
Edenred	1,712	34
Electricite de France SA	3,058	31
Engie SA	11,492	147
Essilor International SA	1,435	162
Eutelsat Communications SA	750	14
Groupe Eurotunnel SE	22,221	211
Hermes International	141	58
ICADE REIT	81	6
JCDecaux SA	611	18
Kering	1,274	286
L’Oreal SA	2,260	412
LVMH Moet Hennessy Louis Vuitton SE	2,157	412
Metropole Television SA	2,244	42
Natixis SA	7,503	42
Orange SA	18,237	277
Pernod Ricard SA	1,742	189
Peugeot SA (f)	71,178	1,161
Publicis Groupe SA	983	68
Renault SA	1,782	159
Rexel SA	14,301	235
Sanofi	10,884	881
SES SA	2,269	50
Societe Generale SA	12,611	621
Sodexo SA	1,149	132
Suez	3,938	58
Technip SA	876	63
Television Francaise 1	9,054	90
Thales SA	1,185	115
Total SA	19,681	1,009
Unibail-Rodamco SE REIT	1,518	362
Vallourec SA (f)	2,270	16
Veolia Environnement SA	5,271	90
Vinci SA	25,314	1,724
Vivendi SA	15,248	290
		16,671
Germany (2.8%)
Adidas AG	1,632	258
Allianz SE (Registered)	3,812	630

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Axel Springer SE	158	8
BASF SE	9,651	897
Bayer AG (Registered)	6,343	662
Bayerische Motoren Werke AG	2,629	246
Beiersdorf AG	799	68
Commerzbank AG	12,142	93
Continental AG	501	97
Daimler AG (Registered)	5,812	433
Deutsche Bank AG (Registered) (f)	11,045	200
Deutsche Boerse AG (f)	8,663	707
Deutsche Lufthansa AG (Registered)	3,055	39
Deutsche Post AG (Registered)	4,704	155
Deutsche Telekom AG (Registered)	24,414	420
E.ON SE	15,003	106
Fraport AG Frankfurt Airport Services Worldwide	2,210	131
Fresenius Medical Care AG & Co., KGaA	1,462	124
Fresenius SE & Co., KGaA	2,950	230
Henkel AG & Co., KGaA	1,334	139
Henkel AG & Co., KGaA (Preference)	1,920	229
Infineon Technologies AG	10,042	174
K&S AG (Registered)	1,227	29
Lanxess AG	777	51
Linde AG	1,276	210
Merck KGaA	984	103
Metro AG	997	33
Muenchener Rueckversicherungs AG (Registered)	1,614	305
Osram Licht AG	718	38
Porsche Automobil Holding SE (Preference)	732	40
ProSiebenSat.1 Media SE (Registered)	8,777	338
QIAGEN N.V. (f)	2,361	66
RWE AG (f)	3,195	40
SAP SE	8,658	755
Siemens AG (Registered)	7,184	883
Stroeer SE & Co. KGaA	1,462	64
Suedzucker AG	385	9
ThyssenKrupp AG	4,602	110
TUI AG	3,051	44
Uniper SE (f)	1,597	22
Volkswagen AG	272	39
Volkswagen AG (Preference)	1,362	191
		9,416
Greece (0.0%)
National Bank of Greece SA (f)	95	—@
Hong Kong (0.6%)
AIA Group Ltd.	65,600	370
Bank of East Asia Ltd. (The)	6,617	25
BOC Hong Kong Holdings Ltd.	20,500	73
Cathay Pacific Airways Ltd.	6,000	8
Cheung Kong Infrastructure Holdings Ltd.	4,000	32
Cheung Kong Property Holdings Ltd.	14,864	91
CK Hutchison Holdings Ltd.	14,864	168
CLP Holdings Ltd.	9,000	83
First Pacific Co., Ltd.	12,000	8
Galaxy Entertainment Group Ltd.	13,000	57
Hang Lung Group Ltd.	5,000	17
Hang Lung Properties Ltd.	12,000	25
Hang Seng Bank Ltd.	4,200	78
Henderson Land Development Co., Ltd.	5,901	31

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

HK Electric Investments & HK Electric Investments Ltd. (c)	14,500	12
HKT Trust & HKT Ltd.	14,000	17
Hong Kong & China Gas Co., Ltd.	41,774	74
Hong Kong Exchanges and Clearing Ltd.	6,221	147
Hongkong Land Holdings Ltd.	6,300	40
Hysan Development Co., Ltd.	3,000	12
Kerry Properties Ltd.	3,500	9
Link REIT	12,033	78
MGM China Holdings Ltd.	5,200	11
MTR Corp., Ltd.	8,128	40
New World Development Co., Ltd.	32,641	35
NWS Holdings Ltd.	8,000	13
PCCW Ltd.	23,000	12
Power Assets Holdings Ltd.	7,500	66
Sands China Ltd.	13,200	57
Shangri-La Asia Ltd.	6,000	6
Sino Land Co., Ltd.	17,078	26
SJM Holdings Ltd.	11,000	9
Sun Hung Kai Properties Ltd.	7,504	95
Swire Pacific Ltd., Class A	3,000	29
Swire Properties Ltd.	6,350	18
Techtronic Industries Co., Ltd.	7,500	27
Wharf Holdings Ltd. (The)	7,200	48
Wheelock & Co., Ltd.	4,000	23
Yue Yuen Industrial Holdings Ltd.	4,000	15
		1,985
Ireland (0.2%)
Bank of Ireland (f)	223,454	55
CRH PLC	15,701	545
DCC PLC	548	41
		641
Italy (1.1%)
Assicurazioni Generali SpA	10,900	162
Atlantia SpA	30,696	719
Banco Popolare SC	1,913	5
Enel SpA	59,837	264
Eni SpA	20,963	341
Ferrari N.V.	938	55
Intesa Sanpaolo SpA	190,981	486
Italgas SpA (f)	3,902	15
Leonardo-Finmeccanica SpA (f)	1,132	16
Luxottica Group SpA	1,055	57
Mediaset SpA	63,824	276
Mediobanca SpA	93,950	767
Prysmian SpA	1,136	29
Rizzoli Corriere Della Sera Mediagroup SpA (f)	636	1
Saipem SpA (f)	2,023	1
Snam SpA	19,513	80
Telecom Italia SpA (f)	145,875	119
Terna Rete Elettrica Nazionale SpA	8,893	41
UniCredit SpA	67,567	194
Unione di Banche Italiane SpA	11,926	33
		3,661
Japan (5.2%)
Advantest Corp.	1,200	20
Aeon Co., Ltd.	6,300	89

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Aisin Seiki Co., Ltd.	2,100	91
Ajinomoto Co., Inc.	8,300	167
Asahi Glass Co., Ltd.	9,000	61
Asahi Group Holdings Ltd.	2,800	88
Asahi Kasei Corp.	14,000	122
Astellas Pharma, Inc.	14,400	200
Bridgestone Corp.	5,000	180
Canon, Inc.	7,900	223
Central Japan Railway Co.	1,300	214
Chiba Bank Ltd. (The)	8,000	49
Chubu Electric Power Co., Inc.	4,400	62
Chugai Pharmaceutical Co., Ltd.	2,600	75
Chugoku Electric Power Co., Inc. (The)	2,000	24
Concordia Financial Group Ltd.	11,300	54
Dai Nippon Printing Co., Ltd.	6,000	59
Dai-ichi Life Holdings, Inc.	800	13
Daiichi Sankyo Co., Ltd.	5,100	104
Daikin Industries Ltd.	2,100	193
Daito Trust Construction Co., Ltd.	800	120
Daiwa House Industry Co., Ltd.	6,000	164
Daiwa Securities Group, Inc.	16,000	99
Denso Corp.	4,600	199
Dentsu, Inc.	1,700	80
East Japan Railway Co.	2,700	233
Eisai Co., Ltd.	2,100	121
Electric Power Development Co., Ltd.	1,400	32
FANUC Corp.	1,400	237
Fast Retailing Co., Ltd.	400	143
FUJIFILM Holdings Corp.	4,300	163
Fujitsu Ltd.	14,000	78
Hankyu Hanshin Holdings, Inc.	3,600	116
Hitachi Ltd.	36,000	195
Hokkaido Electric Power Co., Inc.	2,200	17
Hokuriku Electric Power Co.	2,000	22
Honda Motor Co., Ltd.	800	23
Honda Motor Co., Ltd. ADR	10,395	303
Hoya Corp.	3,200	135
Ibiden Co., Ltd.	1,100	15
Inpex Corp.	3,200	32
Isetan Mitsukoshi Holdings Ltd.	2,800	30
Isuzu Motors Ltd.	400	5
ITOCHU Corp.	11,700	155
Japan Real Estate Investment Corp. REIT	9	49
Japan Steel Works Ltd. (The)	400	7
Japan Tobacco, Inc.	8,700	286
JFE Holdings, Inc.	3,500	53
JGC Corp.	2,000	36
JSR Corp.	1,600	25
JX Holdings, Inc.	2,100	9
Kansai Electric Power Co., Inc. (The) (f)	3,700	40
Kao Corp.	4,500	213
Kawasaki Heavy Industries Ltd.	20,000	63
KDDI Corp.	17,000	431
Keikyu Corp.	5,000	58
Keio Corp.	5,000	41
Keyence Corp.	400	275
Kintetsu Group Holdings Co., Ltd.	22,000	84
Kirin Holdings Co., Ltd.	7,600	124
Kobe Steel Ltd. (f)	3,700	35
Komatsu Ltd.	7,400	168
Konica Minolta, Inc.	2,600	26

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Kubota Corp.	9,800	140
Kuraray Co., Ltd.	2,600	39
Kyocera Corp.	2,400	119
Kyushu Electric Power Co., Inc.	2,000	22
LIXIL Group Corp.	2,900	66
Makita Corp.	800	54
Marubeni Corp.	15,900	90
Mazda Motor Corp.	2,600	43
Mitsubishi Chemical Holdings Corp.	11,700	76
Mitsubishi Corp.	9,700	207
Mitsubishi Electric Corp.	14,000	195
Mitsubishi Estate Co., Ltd.	9,000	179
Mitsubishi Heavy Industries Ltd.	28,000	128
Mitsubishi Motors Corp.	4,800	27
Mitsui & Co., Ltd.	14,600	201
Mitsui Fudosan Co., Ltd.	7,000	162
Mitsui OSK Lines Ltd.	9,000	25
Mizuho Financial Group, Inc.	109,300	196
MS&AD Insurance Group Holdings, Inc.	3,000	93
Murata Manufacturing Co., Ltd.	1,700	228
NGK Insulators Ltd.	2,000	39
Nidec Corp.	1,700	147
Nikon Corp.	2,600	40
Nintendo Co., Ltd.	800	168
Nippon Building Fund, Inc. REIT	9	50
Nippon Electric Glass Co., Ltd.	3,000	16
Nippon Express Co., Ltd.	11,000	59
Nippon Steel Sumitomo Metal Corp.	6,000	134
Nippon Telegraph & Telephone Corp.	8,500	357
Nippon Yusen KK	18,000	33
Nissan Motor Co., Ltd.	18,100	182
Nitto Denko Corp.	1,300	100
Nomura Holdings, Inc.	27,300	161
NSK Ltd.	5,300	61
NTT Data Corp.	1,600	77
NTT DoCoMo, Inc.	11,100	253
Odakyu Electric Railway Co., Ltd.	4,500	89
Oji Holdings Corp.	7,000	29
Olympus Corp.	1,800	62
Omron Corp.	1,400	54
Ono Pharmaceutical Co., Ltd.	3,800	83
Oriental Land Co., Ltd.	300	17
ORIX Corp.	7,900	123
Osaka Gas Co., Ltd.	22,000	85
Otsuka Holdings Co., Ltd.	300	13
Panasonic Corp.	14,100	144
Rakuten, Inc.	7,600	75
Resona Holdings, Inc.	5,500	28
Ricoh Co., Ltd.	6,000	51
Rohm Co., Ltd.	600	35
Secom Co., Ltd.	1,600	117
Sekisui House Ltd.	6,000	100
Seven & I Holdings Co., Ltd.	6,300	240
Sharp Corp. (f)	8,000	19
Shikoku Electric Power Co., Inc.	2,900	29
Shin-Etsu Chemical Co., Ltd.	2,500	194
Shionogi & Co., Ltd.	3,300	158
Shiseido Co., Ltd.	3,400	86
Shizuoka Bank Ltd. (The)	8,000	67
SMC Corp.	500	119
SoftBank Group Corp.	5,600	372

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Sompo Holdings, Inc.	300	10
Sony Corp.	700	20
Sony Corp. ADR	6,835	192
Sumitomo Chemical Co., Ltd.	11,000	52
Sumitomo Corp.	8,800	104
Sumitomo Electric Industries Ltd.	12,500	180
Sumitomo Metal Mining Co., Ltd.	5,000	65
Sumitomo Mitsui Financial Group, Inc.	9,800	374
Sumitomo Mitsui Trust Holdings, Inc.	2,300	82
Sumitomo Realty & Development Co., Ltd.	5,000	133
Suzuki Motor Corp.	3,200	113
T&D Holdings, Inc.	4,400	58
Takeda Pharmaceutical Co., Ltd.	5,600	232
TDK Corp.	800	55
Terumo Corp.	3,500	129
Tobu Railway Co., Ltd.	17,000	84
Tohoku Electric Power Co., Inc.	3,500	44
Tokio Marine Holdings, Inc.	3,700	152
Tokyo Electric Power Co. Holdings Inc, (f)	7,200	29
Tokyo Electron Ltd.	1,100	104
Tokyo Gas Co., Ltd.	20,000	91
Tokyu Corp.	9,000	66
Toppan Printing Co., Ltd.	6,000	57
Toray Industries, Inc.	14,000	113
Toshiba Corp. (f)	32,000	78
Toyota Industries Corp.	1,900	91
Toyota Motor Corp.	20,600	1,212
Trend Micro, Inc.	900	32
Unicharm Corp.	4,100	90
West Japan Railway Co.	1,700	104
Yahoo! Japan Corp.	14,400	55
Yamada Denki Co., Ltd.	7,200	39
Yamato Holdings Co., Ltd.	5,000	102
		17,726
Macau (0.0%)
Melco Crown Entertainment Ltd. ADR	1,000	16
Mexico (0.0%)
Fresnillo PLC	1,382	21
Netherlands (1.3%)
ABN AMRO Group N.V. CVA (c)	1,880	42
Akzo Nobel N.V.	3,884	243
ArcelorMittal (f)	11,436	84
ASML Holding N.V.	2,235	251
CNH Industrial N.V.	6,254	54
Fiat Chrysler Automobiles N.V.	9,388	86
Fugro N.V. CVA (f)	617	9
Heineken N.V.	3,302	248
ING Groep N.V.	73,821	1,039
Koninklijke DSM N.V.	2,992	179
Koninklijke KPN N.V.	5,801	17
Koninklijke Philips N.V.	10,727	328
Koninklijke Vopak N.V.	945	45
PostNL N.V. (f)	4,371	19
Priceline Group, Inc. (The) (f)	238	349
Randstad Holding N.V.	12,744	691

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Unilever N.V. CVA	13,508	556
		4,240
New Zealand (0.0%)
Auckland International Airport Ltd.	4,487	19
Contact Energy Ltd.	3,355	11
Fletcher Building Ltd.	3,166	23
Mercury NZ Ltd.	3,250	7
Meridian Energy Ltd.	6,024	11
Ryman Healthcare Ltd.	1,773	10
Spark New Zealand Ltd.	8,402	20
		101
Norway (0.3%)
Akastor ASA (f)	1,833	3
Aker Solutions ASA (f)	1,833	9
DNB ASA	11,838	176
Kvaerner ASA (f)	1,677	2
Norsk Hydro ASA	13,781	66
Orkla ASA	10,248	93
REC Silicon ASA (f)	6,482	1
Seadrill Ltd. (f)	328	1
Statoil ASA	13,168	242
Subsea 7 SA (f)	3,127	40
Telenor ASA	16,272	243
Yara International ASA	2,039	80
		956
Poland (0.0%)
Jeronimo Martins SGPS SA	2,885	45
Portugal (0.0%)
Banco Espirito Santo SA (Registered) (g)(i)	192,146	—
Galp Energia SGPS SA	2,692	40
Pharol SGPS SA (Registered)	11,120	3
		43
Singapore (0.0%)
Jardine Matheson Holdings Ltd.	1,300	72
South Africa (0.0%)
Mondi PLC	2,267	47
Spain (1.1%)
Abertis Infraestructuras SA	4,351	61
ACS Actividades de Construccion y Servicios SA	1,236	39
Amadeus IT Holding SA, Class A	1,901	86
Banco Bilbao Vizcaya Argentaria SA	98,513	665
Banco de Sabadell SA	59,352	83
Banco Popular Espanol SA	29,219	28
Banco Santander SA	200,203	1,045
Bankia SA	36,754	38
Bankinter SA	5,383	42
CaixaBank SA	30,690	101
Distribuidora Internacional de Alimentacion SA	6,513	32
Enagas SA	1,570	40
Ferrovial SA	2,422	43
Gas Natural SDG SA	2,094	40
Iberdrola SA	36,309	238

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Industria de Diseno Textil SA	9,727	332
Mediaset Espana Comunicacion SA	20,166	237
Red Electrica Corp., SA	4,530	86
Repsol SA	5,825	82
Telefonica SA	25,110	233
		3,551
Sweden (1.0%)
Assa Abloy AB, Class B	9,837	183
Atlas Copco AB, Class A	9,926	302
Atlas Copco AB, Class B	7,174	196
Electrolux AB, Class B	2,950	73
Hennes & Mauritz AB, Class B	10,362	288
Husqvarna AB, Class B	5,449	42
Investor AB, Class B	11,790	441
Modern Times Group MTG AB, Class B	443	13
Nordea Bank AB	26,050	290
Sandvik AB	15,296	189
Skandinaviska Enskilda Banken AB, Class A	14,182	149
Skanska AB, Class B	3,281	77
SKF AB, Class B	6,298	116
Svenska Cellulosa AB SCA, Class B	8,585	242
Svenska Handelsbanken AB, Class A	16,437	228
Swedbank AB, Class A	4,898	118
Swedish Match AB	4,201	134
Telefonaktiebolaget LM Ericsson, Class B	25,830	152
Telia Co AB	31,426	127
Volvo AB, Class B	8,272	97
		3,457
Switzerland (3.6%)
ABB Ltd. (Registered) (f)	37,474	791
Actelion Ltd. (Registered) (f)	1,056	229
Adecco Group AG (Registered)	15,927	1,042
Cie Financiere Richemont SA (Registered)	5,331	353
Coca-Cola HBC AG (f)	1,136	25
Credit Suisse Group AG (Registered) (f)	16,331	234
Geberit AG (Registered)	894	358
Givaudan SA (Registered)	99	181
Julius Baer Group Ltd. (f)	2,309	103
Kuehne & Nagel International AG (Registered)	732	97
LafargeHolcim Ltd. (Registered) (f)	343	18
LafargeHolcim Ltd. (Registered) (f)	4,228	222
Lonza Group AG (Registered) (f)	523	91
Nestle SA (Registered)	38,089	2,732
Novartis AG (Registered)	23,572	1,715
Roche Holding AG (Genusschein)	6,415	1,465
SGS SA (Registered)	60	122
Sonova Holding AG (Registered)	957	116
Swatch Group AG (The)	353	110
Swiss Re AG	1,336	127
Swisscom AG (Registered)	745	334
Syngenta AG (Registered)	914	361
Transocean Ltd. (f)	3,245	48
UBS Group AG (Registered)	30,443	477
Zurich Insurance Group AG (f)	2,528	696
		12,047

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

United Arab Emirates (0.0%)
Mediclinic International PLC	2,256	21
United Kingdom (4.2%)
3i Group PLC	5,910	51
Aberdeen Asset Management PLC	5,530	18
Admiral Group PLC	1,303	29
Aggreko PLC	1,584	18
Anglo American PLC (f)	8,504	122
Ashtead Group PLC	3,127	61
Associated British Foods PLC	2,284	77
AstraZeneca PLC	7,819	428
Auto Trader Group PLC (c)	6,244	31
Aviva PLC	24,622	148
Babcock International Group PLC	1,542	18
BAE Systems PLC	19,375	141
Barclays PLC	103,082	284
Barratt Developments PLC	6,174	35
Berkeley Group Holdings PLC	799	28
BHP Billiton PLC	12,962	209
BP PLC	114,221	717
British American Tobacco PLC	11,552	658
British Land Co., PLC REIT	6,046	47
BT Group PLC	52,122	236
Bunzl PLC	2,063	54
Burberry Group PLC	2,739	51
Capita PLC	4,106	27
Carnival PLC	1,180	60
Centrica PLC	33,666	97
Cobham PLC	10,431	21
Compass Group PLC	10,247	190
Croda International PLC	814	32
Diageo PLC	15,437	401
Direct Line Insurance Group PLC	8,358	38
Dixons Carphone PLC	6,003	26
easyJet PLC	989	12
Experian PLC	5,973	116
G4S PLC	9,585	28
GKN PLC	10,593	43
GlaxoSmithKline PLC	30,162	581
Glencore PLC (f)	73,910	253
Hammerson PLC REIT	4,859	34
Hargreaves Lansdown PLC	1,560	23
Hikma Pharmaceuticals PLC	884	21
HSBC Holdings PLC	120,820	978
Imperial Brands PLC	6,007	262
Inmarsat PLC	2,806	26
InterContinental Hotels Group PLC	1,160	52
International Consolidated Airlines Group SA	4,904	26
International Consolidated Airlines Group SA	99,515	541
Intertek Group PLC	1,003	43
Intu Properties PLC REIT	5,786	20
Investec PLC	3,807	25
ITV PLC	22,190	56
J Sainsbury PLC	8,399	26
Johnson Matthey PLC	1,189	47
Kingfisher PLC	14,172	61
Land Securities Group PLC REIT	4,898	64
Legal & General Group PLC	36,205	110
Liberty Global PLC LiLAC, Class A (f)	251	6
Liberty Global PLC LiLAC Series C (f)	330	7

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Lloyds Banking Group PLC	397,262	306
London Stock Exchange Group PLC	1,917	69
Marks & Spencer Group PLC	10,173	44
Meggitt PLC	4,791	27
Merlin Entertainments PLC (c)	4,353	24
National Grid PLC	23,220	272
NEX Group PLC	1,940	11
Next PLC	890	55
Old Mutual PLC	29,605	76
Pearson PLC	5,042	51
Persimmon PLC	1,880	41
Petrofac Ltd.	1,629	17
Provident Financial PLC	884	31
Prudential PLC	15,774	316
Randgold Resources Ltd.	589	47
Reckitt Benckiser Group PLC	3,954	336
RELX PLC	6,883	123
Rio Tinto PLC	7,533	293
Rolls-Royce Holdings PLC (f)	11,289	93
Royal Bank of Scotland Group PLC (f)	21,188	59
Royal Dutch Shell PLC, Class A	26,097	721
Royal Dutch Shell PLC, Class B	23,234	674
Royal Mail PLC	5,509	31
RSA Insurance Group PLC	6,182	45
Sage Group PLC (The)	6,619	53
Schroders PLC	828	31
Segro PLC REIT	4,725	27
Severn Trent PLC	1,454	40
Shire PLC	5,483	316
Shire PLC ADR	320	55
Sky PLC	6,356	78
Smith & Nephew PLC	5,518	83
Smiths Group PLC	2,488	43
SSE PLC	6,284	120
St. James’s Place PLC	3,179	40
Standard Chartered PLC (f)	19,817	162
Standard Life PLC	11,912	55
Tate & Lyle PLC	2,921	25
Taylor Wimpey PLC	19,983	38
Tesco PLC (f)	49,850	127
TP ICAP PLC	1,585	8
Travis Perkins PLC	1,534	27
Unilever PLC	7,963	323
United Utilities Group PLC	4,213	47
Vodafone Group PLC	163,272	402
Weir Group PLC (The)	1,326	31
Whitbread PLC	1,145	53
William Hill PLC	5,408	19
WM Morrison Supermarkets PLC	13,647	39
Wolseley PLC	1,589	97
Worldpay Group PLC (c)	8,630	29
WPP PLC	7,968	178
		14,122
United States (14.3%)
3M Co.	711	127
Abbott Laboratories	3,882	149
AbbVie, Inc.	4,082	256
Abercrombie & Fitch Co., Class A	229	3
Accenture PLC, Class A	1,285	151

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

ACCO Brands Corp. (f)	104	1
Adient plc (f)	91	5
Adobe Systems, Inc. (f)	1,313	135
Advance Auto Parts, Inc.	229	39
Advanced Micro Devices, Inc. (f)	1,160	13
AdvanSix, Inc. (f)	97	2
AES Corp.	1,073	12
Aetna, Inc.	1,446	179
Aflac, Inc.	281	20
Agilent Technologies, Inc.	1,199	55
Air Products & Chemicals, Inc.	257	37
Akamai Technologies, Inc. (f)	462	31
Alcoa Corp.	147	4
Alexion Pharmaceuticals, Inc. (f)	751	92
Allegheny Technologies, Inc.	315	5
Allegion PLC	232	15
Allergan PLC (f)	849	178
Alliant Energy Corp.	300	11
Allstate Corp. (The)	323	24
Alphabet, Inc., Class A (f)	613	486
Alphabet, Inc., Class C (f)	617	476
Altria Group, Inc.	5,766	390
Amazon.com, Inc. (f)	610	457
AMC Networks, Inc., Class A (f)	21	1
Ameren Corp.	1,202	63
American Electric Power Co., Inc.	2,024	127
American Express Co.	1,351	100
American Tower Corp. REIT	1,320	139
American Water Works Co., Inc.	200	14
Ameriprise Financial, Inc.	789	88
AmerisourceBergen Corp.	1,331	104
AMETEK, Inc.	276	13
Amgen, Inc.	2,897	424
Amphenol Corp., Class A	292	20
Anadarko Petroleum Corp.	921	64
Analog Devices, Inc.	1,307	95
Annaly Capital Management, Inc. REIT	878	9
Anthem, Inc.	917	132
Aon PLC	200	22
Apache Corp.	874	55
Apollo Education Group, Inc., Class A (f)	316	3
Apple, Inc.	17,573	2,035
Applied Materials, Inc.	2,359	76
Archer-Daniels-Midland Co.	1,723	79
Arconic, Inc.	443	8
AT&T, Inc.	22,663	964
Automatic Data Processing, Inc.	610	63
AutoZone, Inc. (f)	237	187
AvalonBay Communities, Inc. REIT	507	90
Avery Dennison Corp.	588	41
Avon Products, Inc.	2,395	12
Baker Hughes, Inc.	1,355	88
Ball Corp.	279	21
Bank of America Corp.	28,880	638
Bank of New York Mellon Corp. (The)	3,464	164
Baxter International, Inc.	1,960	87
BB&T Corp.	2,120	100
Becton Dickinson and Co.	1,042	172
Bed Bath & Beyond, Inc.	520	21
Berkshire Hathaway, Inc., Class B (f)	334	54
Best Buy Co., Inc.	486	21

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Biogen, Inc. (f)	864	245
Blackhawk Network Holdings, Inc. (f)	53	2
BlackRock, Inc.	347	132
Boeing Co. (The)	1,079	168
Boston Properties, Inc. REIT	466	59
Boston Scientific Corp. (f)	5,367	116
Bristol-Myers Squibb Co.	4,919	287
Broadcom Ltd.	609	108
Brown-Forman Corp., Class B	262	12
Bunge Ltd.	326	24
C.H. Robinson Worldwide, Inc.	387	28
CA, Inc.	695	22
California Resources Corp. (f)	221	5
Campbell Soup Co.	522	32
Capital One Financial Corp.	1,237	108
Cardinal Health, Inc.	1,401	101
Care Capital Properties, Inc. REIT	161	4
CarMax, Inc. (f)	257	17
Carnival Corp.	729	38
Caterpillar, Inc.	1,507	140
CBRE Group, Inc., Class A (f)	1,869	59
CBS Corp., Class B	1,971	125
CDK Global, Inc.	270	16
Celanese Corp. Series A	220	17
Celgene Corp. (f)	2,812	325
Centene Corp. (f)	200	11
CenterPoint Energy, Inc.	2,096	52
CenturyLink, Inc.	1,970	47
Cerner Corp. (f)	1,232	58
CF Industries Holdings, Inc.	960	30
Charles Schwab Corp. (The)	2,173	86
Charter Communications, Inc., Class A (f)	496	143
Chemours Co. (The)	294	6
Chesapeake Energy Corp. (f)	1,564	11
Chevron Corp.	3,095	364
Chipotle Mexican Grill, Inc. (f)	223	84
Chubb Ltd.	158	21
Church & Dwight Co., Inc.	300	13
Cigna Corp.	1,186	158
Cintas Corp.	454	52
Cisco Systems, Inc.	14,172	428
CIT Group, Inc.	595	25
Citigroup, Inc.	5,062	301
Citrix Systems, Inc. (f)	609	54
Cliffs Natural Resources, Inc. (f)	337	3
Clorox Co. (The)	619	74
CME Group, Inc.	211	24
CMS Energy Corp.	400	17
Coach, Inc.	593	21
Coca-Cola Co.	14,651	607
Coca-Cola European Partners PLC	745	23
Cognizant Technology Solutions Corp., Class A (f)	1,808	101
Colgate-Palmolive Co.	4,054	265
Comcast Corp., Class A	5,319	367
Comerica, Inc.	222	15
Conagra Brands, Inc.	1,443	57
Concho Resources, Inc. (f)	360	48
ConocoPhillips	2,285	115
CONSOL Energy, Inc.	609	11
Consolidated Edison, Inc.	1,206	89
Constellation Brands, Inc., Class A	433	66

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Cooper Cos., Inc. (The)	100	17
Corning, Inc.	1,504	36
Costco Wholesale Corp.	2,531	405
Coty, Inc., Class A	600	11
CR Bard, Inc.	431	97
Crimson Wine Group Ltd. (f)	181	2
Crown Castle International Corp. REIT	896	78
Crown Holdings, Inc. (f)	280	15
CST Brands, Inc.	219	11
CSX Corp.	2,158	78
Cummins, Inc.	661	90
CVS Health Corp.	1,921	152
Danaher Corp.	1,097	85
Darden Restaurants, Inc.	304	22
DaVita, Inc. (f)	652	42
Deere & Co.	918	95
Dell Technologies, Inc. - VMware, Inc., Class V (f)	652	36
Denbury Resources, Inc. (f)	304	1
DENTSPLY SIRONA, Inc.	300	17
Devon Energy Corp.	742	34
DeVry Education Group, Inc.	21	1
Diamond Offshore Drilling, Inc.	43	1
Discover Financial Services	1,039	75
Discovery Communications, Inc., Class A (f)	582	16
Discovery Communications, Inc., Class C (f)	1,288	34
Dollar General Corp.	186	14
Dollar Tree, Inc. (f)	333	26
Dominion Resources, Inc.	2,703	207
Donnelley Financial Solutions, Inc. (f)	186	4
Dover Corp.	226	17
Dow Chemical Co. (The)	800	46
Dr. Pepper Snapple Group, Inc.	571	52
DTE Energy Co.	730	72
Duke Energy Corp.	2,382	185
Dun & Bradstreet Corp. (The)	306	37
Eastman Chemical Co.	262	20
Eaton Corp., PLC	868	58
eBay, Inc. (f)	2,467	73
Ecolab, Inc.	508	60
Edison International	1,687	121
Edwards Lifesciences Corp. (f)	642	60
EI du Pont de Nemours & Co.	612	45
Eli Lilly & Co.	2,853	210
Emerson Electric Co.	1,485	83
Endo International PLC (f)	300	5
Engility Holdings, Inc. (f)	18	1
Entergy Corp.	650	48
Envision Healthcare Corp. (f)	200	13
EOG Resources, Inc.	1,392	141
EQT Corp.	319	21
Equifax, Inc.	501	59
Equity Residential REIT	933	60
ESC Seventy Seven (f)(i)	275	—@
Estee Lauder Cos., Inc. (The), Class A	1,239	95
Eversource Energy	400	22
Exelon Corp.	3,550	126
Expedia, Inc.	232	26
Expeditors International of Washington, Inc.	336	18
Express Scripts Holding Co. (f)	2,876	198
Exxon Mobil Corp.	7,766	701
Fastenal Co.	611	29

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

FedEx Corp.	654	122
Fidelity National Information Services, Inc.	111	8
Fifth Third Bancorp	2,931	79
First Solar, Inc. (f)	275	9
FirstEnergy Corp.	1,636	51
Fiserv, Inc. (f)	476	51
Flowserve Corp.	260	12
Fluor Corp.	306	16
FMC Corp.	342	19
FMC Technologies, Inc. (f)	781	28
Ford Motor Co.	3,159	38
Fortive Corp.	198	11
Four Corners Property Trust, Inc. REIT	274	6
Franklin Resources, Inc.	1,078	43
Freeport-McMoRan, Inc. (f)	860	11
Frontier Communications Corp.	4,387	15
GameStop Corp., Class A	316	8
Gannett Co., Inc.	116	1
Gap, Inc. (The)	536	12
General Dynamics Corp.	401	69
General Electric Co.	6,958	220
General Growth Properties, Inc. REIT	406	10
General Mills, Inc.	2,384	147
Genuine Parts Co.	111	11
Gilead Sciences, Inc.	4,630	332
Goldman Sachs Group, Inc. (The)	1,472	352
Grifols SA	1,782	35
Grifols SA, (Preference) Class B	252	4
H&R Block, Inc.	1,097	25
Halliburton Co.	2,178	118
Halyard Health, Inc. (f)	335	12
Harman International Industries, Inc.	43	5
Harris Corp.	23	2
Hartford Financial Services Group, Inc. (The)	228	11
Hasbro, Inc.	176	14
HCA Holdings, Inc. (f)	400	30
HCP, Inc. REIT	626	19
Helmerich & Payne, Inc.	340	26
Henry Schein, Inc. (f)	360	55
Hershey Co. (The)	528	55
Hess Corp.	479	30
Hewlett Packard Enterprise Co.	3,576	83
Hologic, Inc. (f)	936	38
Home Depot, Inc.	391	52
Honeywell International, Inc.	1,540	178
Hormel Foods Corp.	400	14
Host Hotels & Resorts, Inc. REIT	2,751	52
HP, Inc.	3,576	53
Humana, Inc.	484	99
Huntington Bancshares, Inc.	280	4
Huntington Ingalls Industries, Inc.	59	11
IHS Markit Ltd. (f)	907	32
ILG, Inc.	199	4
Illinois Tool Works, Inc.	884	108
Illumina, Inc. (f)	522	67
IMI PLC	1,678	22
Ingersoll-Rand PLC	287	22
Ingevity Corp. (f)	30	2
Intel Corp.	6,146	223
Intercontinental Exchange, Inc.	1,290	73
International Business Machines Corp.	2,471	410

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

International Flavors & Fragrances, Inc.	233	27
International Game Technology PLC	299	8
International Paper Co.	310	16
Interpublic Group of Cos., Inc. (The)	1,611	38
Intuit, Inc.	902	103
Intuitive Surgical, Inc. (f)	315	200
Invesco Ltd.	1,341	41
Iron Mountain, Inc. REIT	878	29
ITT, Inc.	219	8
Jabil Circuit, Inc.	222	5
Jacobs Engineering Group, Inc. (f)	311	18
Janus Capital Group, Inc.	111	1
JB Hunt Transport Services, Inc.	228	22
JC Penney Co., Inc. (f)	222	2
JM Smucker Co. (The)	559	72
Johnson & Johnson	8,198	944
Johnson Controls International PLC	916	38
Joy Global, Inc.	231	6
JPMorgan Chase & Co.	12,857	1,109
Juniper Networks, Inc.	1,911	54
KBR, Inc.	262	4
Kellogg Co.	960	71
KeyCorp	3,485	64
Keysight Technologies, Inc. (f)	349	13
Kimberly-Clark Corp.	1,807	206
Kimco Realty Corp. REIT	839	21
KLA-Tencor Corp.	649	51
Knowles Corp. (f)	113	2
Kohl’s Corp.	689	34
Koninklijke Ahold Delhaize N.V.	23,895	504
Kraft Heinz Co. (The)	1,735	151
Kroger Co. (The)	5,450	188
L Brands, Inc.	751	49
L-3 Communications Corp.	111	17
Laboratory Corp. of America Holdings (f)	429	55
Lam Research Corp.	322	34
Lamb Weston Holdings, Inc. (f)	314	12
Las Vegas Sands Corp.	655	35
Legg Mason, Inc.	604	18
Leucadia National Corp.	832	19
Level 3 Communications, Inc. (f)	400	23
Li & Fung Ltd. (h)	32,000	14
Liberty Global PLC, Class A (f)	861	26
Liberty Global PLC Series C (f)	1,889	56
Liberty Property Trust REIT	309	12
Linear Technology Corp.	639	40
Lockheed Martin Corp.	343	86
Loews Corp.	366	17
Lowe’s Cos., Inc.	2,133	152
LSC Communications, Inc.	186	6
LyondellBasell Industries N.V., Class A	314	27
M&T Bank Corp.	292	46
Macerich Co. (The) REIT	267	19
Macy’s, Inc.	173	6
Mallinckrodt PLC (f)	324	16
Manpowergroup, Inc.	479	43
Marathon Oil Corp.	1,265	22
Marathon Petroleum Corp.	1,346	68
Marriott International, Inc., Class A	836	69
Marriott Vacations Worldwide Corp.	194	16
Marsh & McLennan Cos., Inc.	366	25

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Marvell Technology Group Ltd.	929	13
Mastercard, Inc., Class A	3,120	322
Mattel, Inc.	505	14
Maxim Integrated Products, Inc.	610	24
McCormick & Co., Inc.	100	9
McDonald’s Corp.	1,682	205
McKesson Corp.	981	138
Mead Johnson Nutrition Co.	773	55
Medtronic PLC	4,692	334
Merck & Co., Inc.	8,669	510
MetLife, Inc.	330	18
MGM Resorts International (f)	854	25
Microchip Technology, Inc.	283	18
Micron Technology, Inc. (f)	1,786	39
Microsoft Corp.	12,620	784
Molson Coors Brewing Co., Class B	647	63
Mondelez International, Inc., Class A	4,718	209
Monsanto Co.	886	93
Monster Beverage Corp. (f)	500	22
Moody’s Corp.	415	39
Mosaic Co. (The)	548	16
Motorola Solutions, Inc.	449	37
Murphy Oil Corp.	274	9
Murphy USA, Inc. (f)	228	14
Mylan N.V. (f)	1,241	47
NASDAQ, Inc.	892	60
National Oilwell Varco, Inc.	1,339	50
Navient Corp.	1,730	28
NetApp, Inc.	1,076	38
Netflix, Inc. (f)	615	76
NetScout Systems, Inc. (f)	2,293	72
New York Community Bancorp, Inc.	1,401	22
Newfield Exploration Co. (f)	316	13
Newmont Mining Corp.	881	30
News Corp., Class A	1,351	15
News Corp., Class B	305	4
NextEra Energy, Inc.	1,467	175
NIKE, Inc., Class B	2,112	107
NiSource, Inc.	464	10
Noble Corp., PLC	331	2
Noble Energy, Inc.	890	34
Nordstrom, Inc.	210	10
Norfolk Southern Corp.	1,290	139
Northern Trust Corp.	33	3
Northrop Grumman Corp.	309	72
NOW, Inc. (f)	307	6
NRG Energy, Inc.	400	5
Nucor Corp.	326	19
NVIDIA Corp.	1,116	119
O’Reilly Automotive, Inc. (f)	293	82
Occidental Petroleum Corp.	2,337	166
Omnicom Group, Inc.	781	66
ONE Gas, Inc.	322	21
ONEOK, Inc.	870	50
Oracle Corp.	7,781	299
Owens-Illinois, Inc. (f)	242	4
PACCAR, Inc.	926	59
Paragon Offshore PLC (f)	303	—@
Patterson Cos., Inc.	276	11
Paychex, Inc.	593	36
PayPal Holdings, Inc. (f)	2,467	97

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Peabody Energy Corp. (f)	168	1
Pentair PLC	189	11
People’s United Financial, Inc.	347	7
PepsiCo, Inc.	4,157	435
PerkinElmer, Inc.	100	5
Perrigo Co., PLC	421	35
Pfizer, Inc.	17,659	574
PG&E Corp.	1,697	103
Philip Morris International, Inc.	4,750	435
Phillips 66	1,353	117
Pinnacle West Capital Corp.	100	8
Pioneer Natural Resources Co.	282	51
Pitney Bowes, Inc.	881	13
PNC Financial Services Group, Inc. (The)	1,409	165
PPG Industries, Inc.	324	31
PPL Corp.	2,302	78
Praxair, Inc.	569	67
Procter & Gamble Co. (The)	10,038	844
Progressive Corp. (The)	239	8
ProLogis, Inc. REIT	1,349	71
Prudential Financial, Inc.	200	21
Public Service Enterprise Group, Inc.	2,124	93
Public Storage REIT	866	194
QEP Resources, Inc.	423	8
QUALCOMM, Inc.	4,136	270
Quality Care Properties, Inc. REIT (f)	125	2
Quest Diagnostics, Inc.	530	49
Ralph Lauren Corp.	47	4
Range Resources Corp.	447	15
Rayonier Advanced Materials, Inc.	175	3
Rayonier, Inc. REIT	305	8
Raytheon Co.	334	47
Regency Centers Corp. REIT	231	16
Regeneron Pharmaceuticals, Inc. (f)	100	37
Regions Financial Corp.	4,909	70
Republic Services, Inc.	938	54
Reynolds American, Inc.	3,392	190
Robert Half International, Inc.	600	29
Rockwell Automation, Inc.	602	81
Rockwell Collins, Inc.	302	28
Roper Technologies, Inc.	236	43
Ross Stores, Inc.	890	58
Royal Caribbean Cruises Ltd.	618	51
RR Donnelley & Sons Co.	298	5
S&P Global, Inc.	895	96
Salesforce.com, Inc. (f)	1,426	98
SCANA Corp.	200	15
Schlumberger Ltd.	3,909	328
Scripps Networks Interactive, Inc., Class A	261	19
Sealed Air Corp.	267	12
Sempra Energy	1,123	113
Sherwin-Williams Co. (The)	61	16
Simon Property Group, Inc. REIT	1,548	275
SLM Corp. (f)	1,730	19
Southern Co. (The)	3,470	171
Southwest Airlines Co.	358	18
Southwestern Energy Co. (f)	1,022	11
Spectra Energy Corp.	1,442	59
Sprint Corp. (f)	7,534	63
St. Jude Medical, Inc.	1,306	105
Stanley Black & Decker, Inc.	238	27

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Staples, Inc.	1,918	17
Starbucks Corp.	2,934	163
State Street Corp.	948	74
Stericycle, Inc. (f)	297	23
Stryker Corp.	1,347	161
SunTrust Banks, Inc.	1,617	89
Symantec Corp.	2,112	50
Sysco Corp.	2,952	163
T-Mobile US, Inc. (f)	116	7
T. Rowe Price Group, Inc.	911	69
Target Corp.	798	58
TE Connectivity Ltd.	900	62
TEGNA, Inc.	233	5
Tenaris SA	3,918	70
Tenet Healthcare Corp. (f)	131	2
Texas Instruments, Inc.	3,575	261
Textron, Inc.	662	32
Thermo Fisher Scientific, Inc.	1,404	198
Tiffany & Co.	241	19
Time Warner, Inc.	2,159	208
Time, Inc.	331	6
TJX Cos., Inc. (The)	1,380	104
Travelers Cos., Inc. (The)	308	38
TripAdvisor, Inc. (f)	232	11
Twenty-First Century Fox, Inc., Class A	4,995	140
Twenty-First Century Fox, Inc., Class B	982	27
Tyson Foods, Inc., Class A	1,268	78
Ultra Petroleum Corp. (f)	370	3
Union Pacific Corp.	1,410	146
United Parcel Service, Inc., Class B	1,180	135
United States Steel Corp.	321	11
United Technologies Corp.	873	96
UnitedHealth Group, Inc.	2,822	452
Universal Health Services, Inc., Class B	100	11
Urban Edge Properties REIT	154	4
Urban Outfitters, Inc. (f)	186	5
US Bancorp	4,803	247
Valero Energy Corp.	1,231	84
Varian Medical Systems, Inc. (f)	397	36
Vectrus, Inc. (f)	12	—@
Ventas, Inc. REIT	327	20
Verisk Analytics, Inc. (f)	628	51
Veritiv Corp. (f)	15	1
Verizon Communications, Inc.	25,700	1,372
Versum Materials, Inc. (f)	128	4
Vertex Pharmaceuticals, Inc. (f)	622	46
VF Corp.	922	49
Viacom, Inc., Class B	1,323	46
Visa, Inc., Class A	3,958	309
Vornado Realty Trust REIT	209	22
Wal-Mart Stores, Inc.	8,951	619
Walgreens Boots Alliance, Inc.	4,568	378
Walt Disney Co. (The)	3,384	353
Washington Prime Group, Inc. REIT	874	9
Waste Management, Inc.	1,289	91
Waters Corp. (f)	321	43
Weatherford International PLC (f)	1,496	7
WEC Energy Group, Inc.	1,350	79
Wells Fargo & Co.	13,167	726
Welltower, Inc. REIT	297	20
Western Digital Corp.	257	17

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Western Union Co. (The)	1,849	40
WestRock Co.	180	9
Weyerhaeuser Co. REIT	1,119	34
Whole Foods Market, Inc.	1,786	55
Williams Cos., Inc. (The)	2,531	79
WPX Energy, Inc. (f)	1,265	18
WW Grainger, Inc.	268	62
Wyndham Worldwide Corp.	208	16
Wynn Resorts Ltd.	320	28
Xcel Energy, Inc.	2,056	84
Xerox Corp.	1,936	17
Xilinx, Inc.	648	39
Xylem, Inc.	678	34
Yahoo!, Inc. (f)	2,149	83
Yum! Brands, Inc.	1,059	67
Zimmer Biomet Holdings, Inc.	977	101
Zions Bancorporation	222	10
Zoetis, Inc.	3,594	192
		48,467
Total Common Stocks (Cost $124,066)		153,297

	No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (f)	577	1
Safeway PDC, LLC CVR (f)	577	—@

Total Rights (Cost $1)		1

	No. of Warrants
Warrants (0.0%)
France (0.0%)
Peugeot SA, expires 4/29/17 (f)	1,147	4

United States (0.0%)
Seventy Seven Energy, Inc., expires 8/1/21 (f)(i)	13	—
Seventy Seven Energy, Inc., expires 8/1/23 (f)(i)	15	—
		—
Total Warrants (Cost $2)		4

	Shares	Value (000)
Short-Term Investments (18.6%)
Investment Company (17.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $60,273)	60,272,673	60,273

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (0.8%)
U.S. Treasury Bills,
0.41%, 3/23/17 (k)(l)	$1,900	1,898
0.49%, 3/23/17 (k)(l)	32	32
0.51%, 3/23/17(k)(l)	660	659
0.52%, 3/23/17 (k)(l)	11	11
Total U.S. Treasury Securities (Cost $2,601)		2,600
Total Short-Term Investments (Cost $62,874)		62,873
Total Investments (97.7%) (Cost $305,182) (m)(n)(o)		330,506
Other Assets in Excess of Liabilities (2.3%)		7,843
Net Assets (100.0%)		$338,349

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2016.

(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2016. Maturity date disclosed is the ultimate maturity date.
(f)	Non-income producing security.
(g)	Security has been deemed illiquid at December 31, 2016.
(h)	Security trades on the Hong Kong exchange.
(i)

At December 31, 2016, the Portfolio held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by approximately $10,000 relating to the Portfolio’s investment in the Liquidity Funds.

(k)	Rate shown is the yield to maturity at December 31, 2016.
(l)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(m)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(n)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(o)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $39,392,000 and the aggregate gross unrealized depreciation is approximately $14,068,000 resulting in net unrealized appreciation of approximately $25,324,000.

@	Value is less than $500.
ADR	American Depositary Receipt.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
IO	Interest Only.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	NZD	1,900	EUR	1,266	1/6/17	$13
Australia and New Zealand Banking Group		$557	AUD	754	1/6/17	(13)
Australia and New Zealand Banking Group		$13	GBP	11	1/6/17	(— @ )
Australia and New Zealand Banking Group		$762	JPY	86,509	1/6/17	(22)
Australia and New Zealand Banking Group		$933	NZD	1,319	1/6/17	(17)
Australia and New Zealand Banking Group		$237	SGD	340	1/6/17	(2)
Citibank NA	BRL	9,349		$2,734	1/6/17	(137)
Citibank NA		$1,412	KRW	1,658,797	1/6/17	(39)
Goldman Sachs International		$1,267	EUR	1,195	1/6/17	(9)
HSBC Bank PLC	CAD	730	MXN	11,200	1/6/17	(4)
HSBC Bank PLC	GBP	6		$8	1/6/17	— @
HSBC Bank PLC	JPY	2,052		$18	1/6/17	— @
HSBC Bank PLC	MXN	11,800	JPY	65,285	1/6/17	(10)
HSBC Bank PLC	MXN	11,340		$548	1/6/17	2
HSBC Bank PLC	NZD	918		$636	1/6/17	(2)
HSBC Bank PLC		$17	CAD	23	1/6/17	(— @ )
HSBC Bank PLC		$327	JPY	37,311	1/6/17	(8)
HSBC Bank PLC		$58	JPY	6,783	1/6/17	— @
HSBC Bank PLC		$367	MXN	7,544	1/6/17	(3)
JPMorgan Chase Bank NA	HUF	260,359		$882	1/6/17	(4)
JPMorgan Chase Bank NA	JPY	78,169		$680	1/6/17	11
JPMorgan Chase Bank NA	KRW	1,658,797		$1,367	1/6/17	(6)
JPMorgan Chase Bank NA	MYR	1,600		$356	1/6/17	(— @ )
JPMorgan Chase Bank NA		$1,319	BRL	4,439	1/6/17	44
JPMorgan Chase Bank NA		$1,494	BRL	4,909	1/6/17	13
JPMorgan Chase Bank NA		$280	GBP	224	1/6/17	(4)
JPMorgan Chase Bank NA		$16	MXN	329	1/6/17	(— @ )
JPMorgan Chase Bank NA		$356	MYR	1,600	1/6/17	— @
JPMorgan Chase Bank NA		$367	THB	13,100	1/6/17	(1)
UBS AG	CAD	3,010		$2,242	1/6/17	— @
UBS AG	EUR	669	CHF	720	1/6/17	3
UBS AG	EUR	597	NOK	5,400	1/6/17	(3)
UBS AG	GBP	92	EUR	109	1/6/17	1
UBS AG	GBP	415	EUR	489	1/6/17	4
UBS AG		$211	CHF	214	1/6/17	(1)
UBS AG		$356	DKK	2,500	1/6/17	(2)
UBS AG		$6	JPY	667	1/6/17	— @
UBS AG		$801	NOK	6,822	1/6/17	(11)
UBS AG		$121	ZAR	1,718	1/6/17	4
	EUR	307	SEK	3,000	1/9/17	6
Australia and New Zealand Banking Group		$895	SEK	8,237	1/9/17	10
Citibank NA	EUR	583	PLN	2,600	1/9/17	7
Citibank NA	PLN	11,466		$2,730	1/9/17	(10)
HSBC Bank PLC	EUR	81		$86	1/9/17	1
JPMorgan Chase Bank NA	RUB	17,145		$280	1/9/17	1
JPMorgan Chase Bank NA		$262	RUB	17,145	1/9/17	17

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

UBS AG	EUR	115		$120	1/9/17	(1)
UBS AG	PLN	745		$175	1/9/17	(2)
Australia and New Zealand Banking Group		$622	CAD	827	1/10/17	(6)
Bank of America NA	CHF	1,913		$1,897	1/19/17	16
Bank of America NA	JPY	24,580		$214	1/19/17	3
Bank of America NA	PHP	1,100		$22	1/19/17	(— @ )
Bank of America NA	PLN	27		$6	1/19/17	— @
Bank of Montreal	AUD	125		$94	1/19/17	3
Bank of Montreal		$47	ILS	179	1/19/17	(1)
Bank of New York Mellon	CHF	284		$282	1/19/17	2
Barclays Bank PLC	AUD	2,763		$2,069	1/19/17	76
Barclays Bank PLC	EUR	3,274		$3,492	1/19/17	42
Barclays Bank PLC		$25	CLP	16,124	1/19/17	(1)
BNP Paribas SA	CHF	560		$551	1/19/17	1
BNP Paribas SA	JPY	58,051		$505	1/19/17	8
BNP Paribas SA		$46	ILS	175	1/19/17	(1)
BNP Paribas SA		$3,875	JPY	451,575	1/19/17	(7)
Citibank NA	CHF	612		$607	1/19/17	5
Citibank NA	EUR	1,056		$1,114	1/19/17	2
Citibank NA	EUR	747		$797	1/19/17	10
Citibank NA	HKD	3,944		$509	1/19/17	(— @ )
Citibank NA	JPY	149,660		$1,301	1/19/17	19
Citibank NA	SEK	21,067		$2,309	1/19/17	(6)
Citibank NA		$2,194	AUD	3,040	1/19/17	(— @ )
Citibank NA		$2,362	CAD	3,181	1/19/17	8
Citibank NA		$1,011	HKD	7,843	1/19/17	— @
Citibank NA		$3,438	JPY	402,413	1/19/17	8
Citibank NA		$376	MYR	1,659	1/19/17	(6)
Citibank NA		$320	THB	11,364	1/19/17	(3)
Commonwealth Bank of Australia	AUD	2,294		$1,718	1/19/17	63
Commonwealth Bank of Australia	EUR	4,500		$4,799	1/19/17	58
Commonwealth Bank of Australia	GBP	599		$740	1/19/17	2
Commonwealth Bank of Australia	JPY	11,325		$98	1/19/17	1
Commonwealth Bank of Australia	TWD	608		$19	1/19/17	— @
Commonwealth Bank of Australia		$2,438	GBP	1,920	1/19/17	(71)
Commonwealth Bank of Australia		$285	RUB	18,193	1/19/17	11
Credit Suisse International	CHF	306		$303	1/19/17	3
Credit Suisse International	EUR	3,695		$3,940	1/19/17	47
Credit Suisse International		$184	ILS	699	1/19/17	(3)
Credit Suisse International		$55	NZD	76	1/19/17	(2)
Credit Suisse International		$364	SGD	519	1/19/17	(6)
Goldman Sachs International	BRL	779		$228	1/19/17	(11)
Goldman Sachs International	CHF	304		$301	1/19/17	3
Goldman Sachs International	EUR	4,024		$4,291	1/19/17	52
Goldman Sachs International	EUR	1,267		$1,323	1/19/17	(11)
Goldman Sachs International	HUF	4,523		$15	1/19/17	(— @ )
Goldman Sachs International	JPY	73,366		$638	1/19/17	10
Goldman Sachs International	TRY	611		$173	1/19/17	1
Goldman Sachs International		$154	GBP	121	1/19/17	(4)
Goldman Sachs International		$411	JPY	48,242	1/19/17	2
Goldman Sachs International		$532	NZD	763	1/19/17	(2)
Goldman Sachs International		$587	NZD	815	1/19/17	(21)
Goldman Sachs International		$223	TRY	786	1/19/17	(1)
Goldman Sachs International	ZAR	2,571		$188	1/19/17	1
JPMorgan Chase Bank NA	AUD	629		$471	1/19/17	17
JPMorgan Chase Bank NA	CHF	968		$960	1/19/17	8
JPMorgan Chase Bank NA	EUR	1,458		$1,555	1/19/17	19
JPMorgan Chase Bank NA	NOK	15,247		$1,812	1/19/17	46
JPMorgan Chase Bank NA	TRY	175		$49	1/19/17	— @
JPMorgan Chase Bank NA		$130	EUR	123	1/19/17	(1)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

JPMorgan Chase Bank NA		$105	EUR	101	1/19/17	1
JPMorgan Chase Bank NA		$624	EUR	596	1/19/17	4
JPMorgan Chase Bank NA		$80	JPY	9,233	1/19/17	(1)
JPMorgan Chase Bank NA		$2,260	MXN	45,938	1/19/17	(48)
JPMorgan Chase Bank NA		$138	NZD	191	1/19/17	(5)
Northern Trust Company		$281	SGD	401	1/19/17	(5)
State Street Bank and Trust Co.	DKK	435		$62	1/19/17	1
State Street Bank and Trust Co.	EUR	521		$556	1/19/17	7
State Street Bank and Trust Co.	IDR	422,307		$32	1/19/17	— @
State Street Bank and Trust Co.	INR	1,122		$17	1/19/17	— @
State Street Bank and Trust Co.	KRW	207,937		$178	1/19/17	6
UBS AG	CAD	1,031		$769	1/19/17	1
UBS AG	CAD	1,534		$1,170	1/19/17	27
UBS AG	CHF	1,278		$1,267	1/19/17	11
UBS AG	DKK	6,987		$1,002	1/19/17	12
UBS AG	EUR	3,334		$3,556	1/19/17	43
UBS AG		$575	SGD	819	1/19/17	(10)
JPMorgan Chase Bank NA	BRL	4,909		$1,483	2/3/17	(13)
JPMorgan Chase Bank NA		$1,367	KRW	1,658,797	2/3/17	7
JPMorgan Chase Bank NA		$356	MYR	1,600	2/3/17	1
JPMorgan Chase Bank NA		$280	RUB	17,145	2/3/17	(1)
Citibank NA	CNH	35,621		$5,403	3/16/17	391
Citibank NA		$5,342	CNH	35,621	3/16/17	(330)
Citibank NA	CNH	76,741		$11,444	5/11/17	727
Citibank NA	CNH	9,493		$1,398	5/11/17	72
Citibank NA	CNH	23,577		$3,473	5/11/17	181
Citibank NA	CNH	23,648		$3,482	5/11/17	179
Citibank NA		$7,010	CNH	47,472	5/11/17	(380)
Citibank NA		$397	CNH	2,674	5/11/17	(24)
Citibank NA		$5,405	CNH	36,773	5/11/17	(270)
JPMorgan Chase Bank NA	CNH	2,013		$282	5/11/17	— @
JPMorgan Chase Bank NA	CNH	8,728		$1,284	5/11/17	65
JPMorgan Chase Bank NA	CNH	36,228		$5,343	5/11/17	284
JPMorgan Chase Bank NA	CNH	36,228		$5,328	5/11/17	269
JPMorgan Chase Bank NA	CNH	23,577		$3,491	5/11/17	199
JPMorgan Chase Bank NA	CNH	4,921		$732	5/11/17	45
JPMorgan Chase Bank NA		$3,775	CNH	25,562	5/11/17	(205)
JPMorgan Chase Bank NA		$467	CNH	3,150	5/11/17	(27)
JPMorgan Chase Bank NA		$271	CNH	1,865	5/11/17	(11)
						$1,412

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Amsterdam Index (Netherlands)	3	$305	Jan-17	$7
CAC 40 Index (France)	7	358	Jan-17	7
German Euro BOBL (Germany)	39	5,486	Mar-17	48
German Euro BTP (Germany)	39	5,555	Mar-17	95
MSCI Emerging Market E Mini (United States)	1	43	Mar-17	(1)
MSCI Singapore Free Index (Singapore)	37	817	Jan-17	(6)
NIKKEI 225 Index (Japan)	8	652	Mar-17	20
OMXS 30 Index (Sweden)	19	317	Jan-17	(4)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

S&P 500 E Mini Index (United States)	572	63,955	Mar-17	(225)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	67	8,982	Mar-17	(14)
U.S. Treasury 2 yr. Note (United States)	89	19,285	Mar-17	(7)
U.S. Treasury Ultra Bond (United States)	8	1,282	Mar-17	(10)
Short:
Copper Future (United States)	72	(4,510)	Mar-17	165
Euro Stoxx 50 Index (Germany)	439	(15,143)	Mar-17	(244)
German Euro Bund (Germany)	69	(11,923)	Mar-17	(154)
U.S. Treasury 10 yr. Note (United States)	146	(18,145)	Mar-17	(107)
				$(430)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Russian Federation	Sell	$2,370	1.00%	6/20/21	$(199)	$138	$(61)	BB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.27	Sell	3,610	5.00	12/20/21	191	38	229	NR
		$5,980			$(8)	$176	$168

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month BBSW	Pay	2.50%	5/6/26	AUD	3,016	$(82)
Citibank NA	6 Month BBSW	Pay	2.51	5/6/26		3,009	(79)
Goldman Sachs International	6 Month BBSW	Pay	2.78	11/23/26		1,057	(14)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.55	5/5/26		3,009	(72)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.44	5/20/26		4,796	(147)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.47	10/18/26	KRW	639,000	(17)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.71	3/19/20		$7,400	(31)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	7/17/25		3,400	(78)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.58	5/23/26	EUR	3,341	(10)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.46	6/14/26		13,777	373
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.40	10/26/26		505	12
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.64	11/24/26		1,039	(1)
Morgan Stanley & Co., LLC*	6 Month EURIBOR	Receive	0.73	12/9/26		7,660	(69)
Morgan Stanley & Co., LLC*	6 Month BBSW	Pay	3.08	12/23/26	AUD	1,700	10
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46		$640	(17)
							$(222)

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at December 31, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	MSCI Emerging Market Index	$23,347	3 Month USD LIBOR minus 0.08%	Receive	3/3/17	$—	$89
Barclays Bank PLC	Barclays Short Elevators Index††	951	3 Month USD LIBOR plus 0.12%	Pay	9/8/17	—	(13)
Barclays Bank PLC	Short U.S. Capital Goods Index	7,238	3 Month USD LIBOR	Pay	12/18/17	—	109
BNP Paribas SA	Long U.S. Value Index††	1,250	3 Month USD LIBOR	Receive	11/2/17	—	—@
BNP Paribas SA	Short U.S. Growth Index††	1,277	3 Month USD LIBOR minus 0.20%	Pay	11/2/17	—	(—@ )
BNP Paribas SA	Short Iron Ore Miners Index††	1,252	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	(49)
BNP Paribas SA	Short Iron Ore Miners Index††	517	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	40
BNP Paribas SA	Short Iron Ore Miners Index††	1,299	3 Month USD LIBOR minus 0.04%	Pay	11/16/17	—	27
Goldman Sachs International	Global Aerospace Index††	4,161	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(359)
Goldman Sachs International	Global Aerospace Index††	2,058	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(181)
Goldman Sachs International	Global Aerospace Index††	4,122	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(362)
JPMorgan Chase Bank NA	Short European Staples Index††	782	3 Month USD LIBOR plus 0.03%	Pay	8/11/17	—	21
JPMorgan Chase Bank NA	Short European Staples Index††	597	3 Month USD LIBOR plus 0.03%	Pay	8/11/17	—	17
							$(661)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Short Elevators Index as of December 31, 2016.

Security Description	Index Weight
Barclays Short Elevators Index
Fujitec Co., Ltd.	1.45%
Kone OYJ	55.24
Schindler Holding AG	42.80
Yungtay Engineering Co., Ltd.	0.51
100.00%

The following table represents the equity basket holdings underlying the total return swap with Long U.S. Value Index as of December 31, 2016.

Security Description	Index Weight
Long U.S. Value Index
AES Corp.	0.99%
Aflac, Inc.	0.99
Allstate Corp. (The)	0.99
American Airlines Group, Inc.	0.98
Anthem, Inc.	0.99
Archer-Daniels-Midland Co.	1.00
Arconic, Inc.	0.98
AutoNation, Inc.	0.99
Baker Hughes, Inc.	1.00
Bed Bath & Beyond, Inc.	0.99
BorgWarner, Inc.	0.99
Capital One Financial Corp.	0.99
Cardinal Health, Inc.	0.99
CBRE Group, Inc.	1.00
Centene Corp.	0.99
CF Industries Holdings, Inc.	0.98
Cisco Systems, Inc.	0.98
Citigroup, Inc.	0.99
Corning, Inc.	0.99
CVS Health Corp.	0.99
DaVita, Inc.	0.99
Delta Air Lines, Inc.	0.99
Dow Chemical Co. (The)	0.99
DR Horton, Inc.	0.99
Duke Energy Corp.	0.99
Eastman Chemical Co.	0.99
Eaton Corp. PLC	0.99
Endo International PLC	1.04
Entergy Corp.	0.99
Envision Healthcare Corp.	0.98
Equity Residential	1.00
Exelon Corp.	0.99
Express Scripts Holding Co.	0.98
FedEx Corp.	0.99
First Solar, Inc.	0.98
FirstEnergy Corp.	0.99
Fluor Corp.	0.99
Ford Motor Co.	0.99
Frontier Communications Corp.	1.00
General Motors Co.	0.98

Goodyear Tire & Rubber Co. (The)	0.98
Hartford Financial Services Group, Inc. (The)	0.99
HCP, Inc.	1.01
Hewlett Packard Enterprise Co.	0.98
Host Hotels & Resorts, Inc.	1.00
HP, Inc.	0.99
Intel Corp.	0.98
Jacobs Engineering Group, Inc.	0.99
Juniper Networks, Inc.	0.99
Kimco Realty Corp.	1.01
Kohl’s Corp.	0.98
Kroger Co. (The)	0.99
L3 Technologies, Inc.	0.99
Laboratory Corp. of America Holdings	0.99
Lennar Corp.	0.99
Lincoln National Corp.	1.00
Loews Corp.	0.99
Macy’s, Inc.	0.98
Mallinckrodt PLC	1.00
Marathon Petroleum Corp.	0.99
McKesson Corp.	0.98
MetLife, Inc.	0.99
Micron Technology, Inc.	0.98
Mosaic Co. (The)	0.99
Murphy Oil Corp.	0.98
Mylan N.V.	1.01
Navient Corp.	1.00
News Corp.	0.98
News Corp.	0.97
NiSource, Inc.	0.99
PACCAR, Inc.	0.99
Phillips 66	0.99
PrIncipal Financial Group, Inc.	0.99
Prudential Financial, Inc.	0.99
PulteGroup, Inc.	0.99
PVH Corp.	0.99
Qorvo, Inc.	0.98
Quanta Services, Inc.	1.00
Ryder System, Inc.	0.98
Seagate Technology PLC	1.00
SL Green Realty Corp.	1.02
Southwest Airlines Co.	0.99
Staples, Inc.	0.98
TE Connectivity Ltd.	0.98
TEGNA, Inc.	0.99
Tesoro Corp.	0.98
Textron, Inc.	0.99
Transocean Ltd.	1.00
Travelers Cos., Inc. (The)	0.99
Tyson Foods, Inc.	0.99
United Continental Holdings, Inc.	0.99
Universal Health Services, Inc.	0.99
Unum Group	1.00
Valero Energy Corp.	0.99
Walgreens Boots Alliance, Inc.	0.98
Wal-Mart Stores, Inc.	0.99
Western Digital Corp.	0.99
WestRock Co.	0.98
Whirlpool Corp.	0.99
Whole Foods Market, Inc.	0.99
Xerox Corp.	0.99
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short U.S. Growth Index as of December 31, 2016.

Security Description	Index Weight
Short U.S. Growth Index
3M Co.	1.04%
Acuity Brands, Inc.	1.03
Adobe Systems, Inc.	1.03
Alexion Pharmaceuticals, Inc.	1.02
Allegion PLC	1.02
Alliant Energy Corp.	1.03
Altria Group, Inc.	1.03
Amazon.com, Inc.	1.01
American Tower Corp.	1.03
American Water Works Co., Inc.	1.03
Aon PLC	1.04
Autodesk, Inc.	1.02
Automatic Data Processing, Inc.	1.03
AutoZone, Inc.	1.03
BlackRock, Inc.	1.04
Bristol-Myers Squibb Co.	1.03
Brown-Forman Corp.	1.03
Cabot Oil & Gas Corp.	1.06
Celgene Corp.	1.03
Charles Schwab Corp. (The)	1.03
Chipotle Mexican Grill, Inc.	1.04
Cimarex Energy Co.	1.03
Cintas Corp.	1.03
CME Group, Inc.	1.03
Colgate-Palmolive Co.	1.03
Comerica, Inc.	1.04
Concho Resources, Inc.	1.02
CR Bard, Inc.	1.04
Dominion Resources, Inc.	1.03
Dun & Bradstreet Corp. (The)	1.03
Edwards Lifesciences Corp.	1.04
EI du Pont de Nemours & Co.	1.03
EOG Resources, Inc.	1.03
Equifax, Inc.	1.03
Equinix, Inc.	1.04
Extra Space Storage, Inc.	1.06
F5 Networks, Inc.	1.03
Facebook, Inc.	1.02
Fastenal Co.	1.03
Federal Realty Investment Trust	1.05

Fortive Corp.	1.03
Halliburton Co.	1.04
Home Depot, Inc. (The)	1.03
Illinois Tool Works, Inc.	1.04
Illumina, Inc.	1.03
Intercontinental Exchange, Inc.	1.03
International Flavors & Fragrances, Inc.	1.03
Intuit, Inc.	1.03
Intuitive Surgical, Inc.	1.03
KeyCorp	1.04
M&T Bank Corp.	1.04
Marsh & McLennan Cos, Inc.	1.03
Mastercard, Inc.	1.03
McDonald’s Corp.	1.03
Mead Johnson Nutrition Co.	1.03
Mettler-Toledo International, Inc.	1.03
Monster Beverage Corp.	1.02
Moody’s Corp.	1.04
Netflix, Inc.	1.02
Newfield Exploration Co.	1.02
NextEra Energy, Inc.	1.03
NIKE, Inc.	1.03
Northern Trust Corp.	1.04
NRG Energy, Inc.	1.02
NVIDIA Corp.	0.99
O’Reilly Automotive, Inc.	1.02
Paychex, Inc.	1.03
Philip Morris International, Inc.	1.03
PPL Corp.	1.03
Priceline Group, Inc. (The)	1.03
Public Storage	1.05
Red Hat, Inc.	1.04
Regeneron Pharmaceuticals, Inc.	1.02
Rockwell Automation, Inc.	1.03
Roper Technologies, Inc.	1.04
Ross Stores, Inc.	1.02
S&P Global, Inc.	1.03
salesforce.com, Inc.	1.03
Sherwin-Williams Co. (The)	1.03
Simon Property Group, Inc.	1.05
Starbucks Corp.	1.02
Stryker Corp.	1.03
T Rowe Price Group, Inc.	1.03
TransDigm Group, Inc.	1.03
TripAdvisor, Inc.	1.02
Ulta Salon Cosmetics & Fragrance, Inc.	1.03
Under Armour, Inc.	1.04
Union Pacific Corp.	1.03
Verisk Analytics, Inc.	1.03
Verizon Communications, Inc.	1.03
Vertex Pharmaceuticals, Inc.	1.03
Visa, Inc.	1.03
Vulcan Materials Co.	1.02
Wynn Resorts Ltd.	1.03
Yum China Holdings, Inc.	1.04
Yum! Brands, Inc.	1.03
Zoetis, Inc.	1.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short Iron Ore Miners Index as of December 31, 2016.

Security Description	Index Weight
Short Iron Ore Miners Index
African Rainbow Minerals Ltd.	1.25%
Assore Ltd.	0.29
BHP Billiton PLC	28.36
Ferrexpo PLC	0.70
Fortescue Metals Group Ltd.	9.13
Rio Tinto PLC	40.58
Vale SA	19.69
100.00%

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of December 31, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus SE	19.85%
B/E Aerospace, Inc.	2.39
Boeing Co. (The)	39.92
KLX, Inc.	0.94
Rolls-Royce Holdings PLC	5.72
Safran SA	11.55
Spirit AeroSystems Holdings, Inc.	5.59
Thales SA	3.85
TransDigm Group, Inc.	5.16
Zodiac Aerospace	5.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short European Staples Index as of December 31, 2016.

Security Description	Index Weight
Short European Staples Index
Anheuser-Busch InBev SA	7.96%
Aryzta AG	0.36
Associated British Foods PLC	1.13
Barry Callebaut AG	0.25
Beiersdorf AG	0.80
British American Tobacco PLC	9.93
Carlsberg A/S	0.86
Carrefour SA	1.25
Casino Guichard Perrachon SA	0.25
Chocoladefabriken Lindt & Spruengli AG	1.06
Coca-Cola European Partners PLC	0.64
Coca-Cola HBC AG	0.37
Colruyt SA	0.31
Danone SA	3.49
Diageo PLC	6.12
Distribuidora Internacional de Alimentac	0.29
Heineken Holding N.V.	0.66
Heineken N.V.	1.62
Henkel AG & Co., KGaA	3.00
ICA Gruppen AB	0.23
Imperial Brands PLC	3.91
J Sainsbury PLC	0.39
Jeronimo Martins SGPS SA	0.37
Kerry Group PLC	1.06
Koninklijke Ahold Delhaize N.V.	2.53
L’Oreal SA	4.32
Marine Harvest ASA	0.64
METRO AG	0.55
Nestle SA	21.37
Orkla ASA	0.69
Pernod Ricard SA	2.15
Reckitt Benckiser Group PLC	5.04
Remy Cointreau SA	0.17
Svenska Cellulosa AB SCA	1.60
Swedish Match AB	0.58
Tate & Lyle PLC	0.38
Tesco PLC	1.94
Unilever N.V.	6.27
Unilever PLC	4.87
Wm Morrison Supermarkets PLC	0.59
100.00%

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
BBSW		Australia’s Bank Bill Swap.
EURIBOR		Euro Interbank Offered Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	46.4%
Fixed Income Securities	34.6
Short-Term Investments	19.0
Other**	0.0	***
Total Investments	100.0	%****

**	Industries and/or investment types representing less than 5% of total investments.
***	Amount is less than 0.05%.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $156,758,000 with net unrealized depreciation of approximately $430,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,412,000 and does not include open swap agreements with net unrealized depreciation of approximately $707,000.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (46.7%)
Agency Fixed Rate Mortgages (5.3%)
United States (5.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 2/1/45		$48	$50
Federal National Mortgage Association,
Conventional Pools:
4.50%, 10/1/44 — 11/1/44		52	56
January TBA:
2.50%, 1/1/32 (a)		50	50
3.00%, 1/1/32 — 1/1/47(a)		442	441
3.50%, 1/1/47 (a)		150	154
			751
Commercial Mortgage-Backed Securities (1.2%)
United States (1.2%)
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)		70	64
Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (b)		51	41
WF-RBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)		40	36
4.48%, 8/15/46 (b)(c)		35	31
			172
Corporate Bonds (10.7%)
Australia (0.8%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	50	60
Commonwealth Bank of Australia,
1.75%, 11/7/19 (c)		$25	25
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		25	25
			110
Belgium (0.2%)
Anheuser-Busch InBev Finance, Inc.,
4.70%, 2/1/36		25	26
Canada (0.1%)
Royal Bank of Canada,
1.50%, 7/29/19		25	25
France (0.4%)
BNP Paribas SA,
5.00%, 1/15/21		50	55
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		10	9
Netherlands (0.8%)
ABN Amro Bank N.V.,
3.63%, 10/6/17	EUR	50	54

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Cooperatieve Rabobank UA,
3.75%, 11/9/20	50	59
		113
United Kingdom (0.7%)
Barclays Bank PLC,
6.00%, 1/23/18	50	56
Diageo Capital PLC,
1.50%, 5/11/17	$50	50
		106
United States (7.6%)
Abbott Laboratories,
3.40%, 11/30/23	25	25
Air Lease Corp.,
2.13%, 1/15/20	25	25
Apple, Inc.,
4.45%, 5/6/44	25	26
AT&T, Inc.,
4.13%, 2/17/26	50	51
Bank of America Corp.,
Series G
3.50%, 4/19/26	25	25
Baxalta, Inc.,
4.00%, 6/23/25	5	5
Boston Properties LP,
3.85%, 2/1/23	50	51
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	25	26
Citigroup, Inc.,
5.50%, 9/13/25	50	55
General Motors Financial Co., Inc.,
4.30%, 7/13/25	5	5
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	50	62
HSBC USA, Inc.,
3.50%, 6/23/24	100	101
JPMorgan Chase & Co.,
3.20%, 6/15/26	25	25
McDonald’s Corp.,
MTN
3.38%, 5/26/25	50	50
Merck & Co., Inc.,
2.80%, 5/18/23	50	50
Microsoft Corp.,
1.55%, 8/8/21	25	24
Monongahela Power Co.,
5.40%, 12/15/43 (c)	50	59
MPLX LP,
4.00%, 2/15/25	50	49
NBC Universal Media LLC,
4.38%, 4/1/21	50	54
Omnicom Group, Inc.,
3.63%, 5/1/22	50	51
PepsiCo, Inc.,
1.70%, 10/6/21	25	24
Prudential Financial, Inc.,
MTN
6.63%, 12/1/37	50	64

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Time Warner, Inc.,
3.88%, 1/15/26		25	25
UnitedHealth Group, Inc.,
2.88%, 3/15/23		25	25
Verizon Communications, Inc.,
3.50%, 11/1/24		25	25
Visa, Inc.,
3.15%, 12/14/25		25	25
Wal-Mart Stores, Inc.,
2.55%, 4/11/23		25	25
Wells Fargo & Co.,
3.00%, 10/23/26		25	24
MTN
4.10%, 6/3/26		25	25
			1,081
			1,525
Sovereign (26.1%)
Australia (0.4%)
Australia Government Bond,
3.25%, 4/21/25	AUD	80	60
Austria (0.8%)
Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	30	34
Republic of Austria Government Bond,
3.50%, 9/15/21 (c)		60	75
			109
Belgium (0.9%)
Belgium Government Bond,
0.80%, 6/22/25 (c)		115	126
Brazil (0.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21 — 1/1/23	BRL	295	82
Canada (2.1%)
Canadian Government Bond,
1.50%, 6/1/23	CAD	85	64
3.25%, 6/1/21		280	228
			292
France (1.3%)
France Government Bond OAT,
0.50%, 5/25/25	EUR	100	106
3.25%, 5/25/45		25	36
5.50%, 4/25/29		30	49
			191
Germany (3.5%)
Bundesrepublik Deutschland,
1.00%, 8/15/25		50	57
2.50%, 1/4/21		280	333
4.25%, 7/4/39		45	81

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

4.75%, 7/4/34		15	27
			498
Greece (0.2%)
Hellenic Republic Government Bond,
3.00%, 2/24/23 — 2/24/42 (d)		48	35
Hungary (0.6%)
Hungary Government Bond,
5.50%, 6/24/25	HUF	11,900	49
Hungary Government International Bond,
5.75%, 11/22/23		$30	33
			82
Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	10	15
Italy (2.0%)
Italy Buoni Poliennali Del Tesoro,
0.65%, 11/1/20		100	107
1.50%, 6/1/25		65	68
2.35%, 9/15/24 (c)		81	97
5.00%, 9/1/40		10	15
			287
Japan (8.0%)
Japan Government Ten Year Bond,
0.10%, 6/20/26	JPY	8,400	73
0.50%, 9/20/24		36,000	320
1.10%, 6/20/21		21,000	189
1.70%, 6/20/18		31,000	273
Japan Government Thirty Year Bond,
1.70%, 6/20/33		14,100	146
2.00%, 9/20/40		11,800	131
			1,132
Mexico (0.4%)
Mexican Bonos,
6.50%, 6/10/21	MXN	600	28
Petroleos Mexicanos,
4.88%, 1/18/24		$20	20
6.38%, 1/23/45		10	9
			57
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	50	53
Poland (0.9%)
Poland Government Bond,
2.50%, 7/25/26	PLN	530	115
4.00%, 10/25/23		80	20
			135
South Africa (0.1%)
South Africa Government Bond,
8.00%, 1/31/30	ZAR	300	20

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Spain (1.2%)
Spain Government Bond,
0.75%, 7/30/21	EUR	70	75
1.15%, 7/30/20		16	17
1.30%, 10/31/26 (c)		5	5
2.15%, 10/31/25 (c)		20	23
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)		40	45
1.80%, 11/30/24 (c)		10	12
			177
United Kingdom (2.6%)
United Kingdom Gilt,
1.50%, 1/22/21	GBP	30	38
2.75%, 9/7/24		95	133
4.25%, 6/7/32 - 9/7/39		112	193
			364
			3,715
U.S. Treasury Securities (3.4%)
United States (3.4%)
U.S. Treasury Bonds,
2.50%, 2/15/45		$125	111
3.88%, 8/15/40		20	23
U.S. Treasury Notes,
1.38%, 1/31/21		190	187
2.13%, 5/15/25		155	152
			473
Total Fixed Income Securities (Cost $6,866)			6,636

	Shares	Value (000)
Common Stocks (31.6%)
Australia (1.2%)
AGL Energy Ltd.	77	1
Alumina Ltd.	272	—@
Amcor Ltd.	130	1
AMP Ltd.	328	1
APA Group	1,120	7
Aristocrat Leisure Ltd.	60	1
ASX Ltd.	21	1
Aurizon Holdings Ltd.	229	1
AusNet Services	1,706	2
Australia & New Zealand Banking Group Ltd.	329	7
Bank of Queensland Ltd.	43	—@
Bendigo and Adelaide Bank Ltd.	51	—@
BHP Billiton Ltd.	349	6
Boral Ltd.	130	1
Brambles Ltd.	178	2
BWP Trust REIT	257	1
Caltex Australia Ltd.	30	1
Challenger Ltd.	64	1
Charter Hall Retail REIT	179	1
CIMIC Group Ltd.	11	—@
Coca-Cola Amatil Ltd.	64	—@

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Cochlear Ltd.	6	1
Commonwealth Bank of Australia	190	11
Computershare Ltd.	52	—@
Cromwell Property Group	784	1
Crown Resorts Ltd.	40	—@
CSL Ltd.	50	4
Dexus Property Group REIT	621	4
Domino’s Pizza Enterprises Ltd.	7	—@
DUET Group	2,434	5
Flight Centre Travel Group Ltd.	6	—@
Fortescue Metals Group Ltd.	169	1
Goodman Group REIT	1,144	6
GPT Group REIT	1,152	4
Harvey Norman Holdings Ltd.	61	—@
Healthscope Ltd.	188	—@
Incitec Pivot Ltd.	188	—@
Insurance Australia Group Ltd.	270	1
Investa Office Fund REIT	299	1
James Hardie Industries PLC CDI	50	1
Lend Lease Group REIT	62	1
Macquarie Atlas Roads Group	401	1
Macquarie Group Ltd.	34	2
Medibank Pvt Ltd.	307	1
Mirvac Group REIT	2,374	4
National Australia Bank Ltd.	298	7
Newcrest Mining Ltd.	83	1
Oil Search Ltd.	151	1
Orica Ltd.	42	1
Origin Energy Ltd.	195	1
Qantas Airways Ltd.	54	—@
QBE Insurance Group Ltd.	154	1
Ramsay Health Care Ltd.	16	1
REA Group Ltd.	6	—@
Rio Tinto Ltd.	46	2
Santos Ltd.	200	1
Scentre Group REIT	3,303	11
Seek Ltd.	37	—@
Shopping Centres Australasia Property Group REIT	390	1
Sonic Healthcare Ltd.	45	1
South32 Ltd.	580	1
Spark Infrastructure Group	1,496	3
Stockland REIT	1,528	5
Suncorp Group Ltd.	143	1
Sydney Airport	1,111	5
Tabcorp Holdings Ltd.	92	—@
Tatts Group Ltd.	161	1
Telstra Corp., Ltd.	474	2
TPG Telecom Ltd.	38	—@
Transurban Group	2,012	15
Treasury Wine Estates Ltd.	82	1
Vicinity Centres REIT	2,115	4
Vocus Communications Ltd.	58	—@
Wesfarmers Ltd.	125	4
Westfield Corp. REIT	1,252	8
Westpac Banking Corp.	373	9
Woodside Petroleum Ltd.	85	2
Woolworths Ltd.	141	2
		176

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Austria (0.0%)
BUWOG AG (e)	49	1
CA Immobilien Anlagen AG (e)	38	1
Conwert Immobilien Invest SE (e)	39	1
Erste Group Bank AG (e)	94	2
Raiffeisen Bank International AG (e)	40	1
		6
Belgium (0.2%)
Aedifica SA REIT	7	1
Anheuser-Busch InBev N.V.	147	16
Befimmo SA REIT	10	1
Cofinimmo SA REIT	11	1
Elia System Operator SA	26	1
Intervest Offices & Warehouses REIT	8	—@
KBC Group N.V.	163	10
Leasinvest Real Estate SCA	1	—@
Warehouses De Pauw CVA	9	1
Wereldhave Belgium	1	—@
		31
Brazil (0.0%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	300	3
Canada (1.9%)
Alimentation Couche-Tard, Inc., Class B	100	5
ARC Resources Ltd.	100	2
Artis Real Estate Investment Trust REIT	100	1
Bank of Montreal	100	7
Bank of Nova Scotia	200	11
Barrick Gold Corp.	100	2
Blackberry Ltd. (e)	100	1
Brookfield Asset Management, Inc., Class A	100	3
Brookfield Business Partners LP	2	—@
Cameco Corp.	100	1
Canadian Apartment Properties REIT	100	2
Canadian Imperial Bank of Commerce	100	8
Canadian National Railway Co.	100	7
Canadian Natural Resources Ltd.	200	6
Cenovus Energy, Inc.	100	2
Chartwell Retirement Residences REIT (Units) (f)	100	1
Cominar Real Estate Investment Trust REIT	100	1
Dream Office Real Estate Investment Trust REIT	100	1
Enbridge Income Fund Holdings, Inc.	100	3
Enbridge, Inc.	900	38
Encana Corp.	200	2
First Capital Realty, Inc.	100	2
First Quantum Minerals Ltd.	100	1
Fortis, Inc.	500	15
Goldcorp, Inc.	200	3
H&R Real Estate Investment Trust REIT	200	3
Husky Energy, Inc. (e)	102	1
Hydro One Ltd. (c)	100	2
Imperial Oil Ltd.	100	3
Inter Pipeline Ltd.	400	9
Keyera Corp.	200	6
Magna International, Inc.	100	4
Manulife Financial Corp.	300	5
Pembina Pipeline Corp.	500	16
Potash Corp. of Saskatchewan, Inc.	100	2

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Power Corp. of Canada	100	2
PrairieSky Royalty Ltd.	104	2
Pure Industrial Real Estate Trust	100	—@
RioCan Real Estate Investment Trust REIT	200	4
Rogers Communications, Inc., Class B	100	4
Royal Bank of Canada	200	14
Shaw Communications, Inc., Class B	100	2
Silver Wheaton Corp.	100	2
Smart Real Estate Investment Trust REIT	100	2
Sun Life Financial, Inc.	100	4
Suncor Energy, Inc.	200	7
Teck Resources Ltd., Class B	100	2
Toronto-Dominion Bank (The)	100	5
TransCanada Corp.	900	41
Veresen, Inc.	300	3
Westshore Terminals Investment Corp.	100	2
		272
China (0.1%)
Beijing Capital International Airport Co., Ltd. H Shares (g)	2,000	2
Beijing Enterprises Holdings Ltd. (g)	500	2
China Gas Holdings Ltd. (g)	2,000	3
China Merchants Port Holdings Co., Ltd. (g)	20	—@
Hanergy Thin Film Power Group Ltd. (e)(g)(h)(i)	2,000	—@
Hopewell Highway Infrastructure Ltd. (g)	1,000	1
Hutchison Port Holdings Trust (Units) (f)	5,200	2
Jiangsu Expressway Co., Ltd. H Shares (g)	2,000	2
Yangzijiang Shipbuilding Holdings Ltd.	200	—@
Zhejiang Expressway Co., Ltd. (g)	2,000	2
		14
Denmark (0.1%)
DSV A/S	247	11
ISS A/S	250	8
		19
Finland (0.1%)
Citycon Oyj	209	1
Kone Oyj, Class B	87	4
Nokia Oyj	733	3
Sampo Oyj, Class A	117	5
Sponda Oyj	131	1
Technopolis OYJ	75	—@
UPM-Kymmene Oyj	165	4
		18
France (4.0%)
Accor SA	738	27
Aeroports de Paris (ADP)	57	6
Affine SA REIT	4	—@
Air Liquide SA	74	8
Airbus Group SE	108	7
ANF Immobilier REIT	4	—@
Atos SE	196	21
AXA SA	334	8
BNP Paribas SA	550	35
Bouygues SA	532	19
Cap Gemini SA	405	34
Carrefour SA	130	3

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Cie de Saint-Gobain	1,243	58
Cie Generale des Etablissements Michelin	43	5
Credit Agricole SA	592	7
Danone SA	121	8
Engie SA	278	4
Essilor International SA	48	5
Eutelsat Communications SA	154	3
Fonciere Des Regions REIT	19	2
Gecina SA REIT	21	3
Groupe Eurotunnel SE	1,111	11
ICADE REIT	19	1
Kering	17	4
Klepierre REIT	110	4
L’Oreal SA	43	8
Legrand SA	78	4
LVMH Moet Hennessy Louis Vuitton SE	48	9
Mercialys SA REIT	22	—@
Metropole Television SA	92	2
Natixis SA	318	2
Orange SA	364	6
Pernod Ricard SA	48	5
Peugeot SA (e)	2,866	47
Publicis Groupe SA	52	4
Renault SA	43	4
Rexel SA	585	10
Safran SA	78	6
Sanofi	204	16
Schneider Electric SE	104	7
SES SA	419	9
Societe Generale SA	403	20
Sodexo SA	48	5
Television Francaise 1	325	3
Total SA	369	19
Unibail-Rodamco SE REIT	74	18
Valeo SA	69	4
Vinci SA	956	65
Vivendi SA	243	5
		561
Germany (1.9%)
Adidas AG	48	7
ADLER Real Estate AG (e)	13	—@
ADO Properties SA (c)	16	1
Allianz SE (Registered)	78	13
Alstria Office AG REIT (e)	70	1
BASF SE	156	14
Bayer AG (Registered)	143	15
Bayerische Motoren Werke AG	56	5
Commerzbank AG	631	5
Continental AG	22	4
Daimler AG (Registered)	156	12
Deutsche Bank AG (Registered) (e)	269	5
Deutsche Boerse AG (e)	365	30
Deutsche Euroshop AG	24	1
Deutsche Post AG (Registered)	191	6
Deutsche Telekom AG (Registered)	547	9
Deutsche Wohnen AG	177	5
DIC Asset AG	23	—@
Dream Global Real Estate Investment Trust REIT	100	1
E.ON SE	390	3

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Fraport AG Frankfurt Airport Services Worldwide	113	7
Fresenius Medical Care AG & Co., KGaA	48	4
Fresenius SE & Co., KGaA	69	5
Grand City Properties SA	53	1
Hamborner REIT AG	41	—@
HeidelbergCement AG	48	4
Henkel AG & Co., KGaA	30	3
Henkel AG & Co., KGaA (Preference)	39	5
Infineon Technologies AG	299	5
Johnson Electric Holdings Ltd. (g)	1,500	4
LEG Immobilien AG (e)	34	3
Linde AG	35	6
Merck KGaA	43	4
Muenchener Rueckversicherungs AG (Registered)	35	7
Porsche Automobil Holding SE (Preference)	43	2
ProSiebenSat.1 Media SE (Registered)	407	16
RWE AG (e)	117	1
SAP SE	156	14
Siemens AG (Registered)	139	17
Stroeer SE & Co. KGaA	59	3
TAG Immobilien AG	76	1
ThyssenKrupp AG	139	3
TLG Immobilien AG	29	1
Uniper SE (e)	39	1
Volkswagen AG (Preference)	26	4
Vonovia SE	329	11
WCM Beteiligungs & Grundbesitz-AG (e)	47	—@
		269
Guernsey (0.0%)
Regional REIT Ltd. (c)	120	—@
Hong Kong (0.8%)
Beijing Enterprises Water Group Ltd. (e)	4,000	3
Champion REIT	10,000	5
Cheung Kong Property Holdings Ltd.	1,500	9
Fortune Real Estate Investment Trust REIT	1,000	1
Great Eagle Holdings Ltd.	2,017	10
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	1,000	2
Henderson Land Development Co., Ltd.	1,000	5
Hong Kong & China Gas Co., Ltd.	6,840	12
Hongkong & Shanghai Hotels Ltd. (The)	3,113	3
Hongkong Land Holdings Ltd.	600	4
Hopewell Holdings Ltd.	1,500	5
Kerry Properties Ltd.	500	1
Kowloon Development Co., Ltd. REIT	6,000	6
Link REIT	1,000	7
New World Development Co., Ltd.	3,394	4
Sino Land Co., Ltd.	2,000	3
Stella International Holdings Ltd.	1,500	2
Sun Hung Kai Properties Ltd.	1,000	13
Swire Properties Ltd.	600	2
Towngas China Co. Ltd. (e)	1,000	1
Wharf Holdings Ltd. (The)	1,000	7
		108
Indonesia (0.0%)
Golden Agri-Resources Ltd.	800	—@

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Ireland (0.4%)
Bank of Ireland (e)	15,319	4
CRH PLC	626	22
CRH PLC	642	22
Green REIT PLC	362	1
Hibernia REIT PLC	365	—@
Irish Residential Properties REIT PLC	188	—@
Kerry Group PLC, Class A	30	2
		51
Italy (1.1%)
ACEA SpA	40	1
Assicurazioni Generali SpA	252	4
Atlantia SpA	1,682	39
Beni Stabili SpA REIT (e)	560	—@
Ei Towers SpA (e)	15	1
Enel SpA	1,336	6
Eni SpA	494	8
Ferrari N.V.	17	1
Immobiliare Grande Distribuzione SIIQ SpA	193	—@
Infrastrutture Wireless Italiane SpA (c)	213	1
Intesa Sanpaolo SpA	6,697	17
Intesa Sanpaolo SpA	316	1
Italgas SpA (e)	567	2
Luxottica Group SpA	52	3
Mediaset SpA	2,611	11
Mediobanca SpA	3,851	31
Rizzoli Corriere Della Sera Mediagroup SpA (e)	13	—@
Snam SpA	2,793	12
Societa Iniziative Autostradali e Servizi SpA	60	1
Telecom Italia SpA (e)	2,529	2
Terna Rete Elettrica Nazionale SpA	1,255	6
UniCredit SpA	2,599	7
Unione di Banche Italiane SpA	299	1
		155
Japan (0.7%)
Advance Residence Investment Corp. REIT	1	3
Aeon Mall Co., Ltd.	100	1
AEON REIT Investment Corp.	1	1
Daiwahouse Residential Investment Corp. REIT	1	2
GLP J-REIT	1	1
Hulic Co., Ltd.	200	2
Invincible Investment Corp. REIT	2	1
Japan Airport Terminal Co., Ltd.	100	4
Japan Excellent, Inc. REIT	1	1
Japan Hotel REIT Investment Corp.	2	1
Japan Real Estate Investment Corp. REIT	1	5
Japan Rental Housing Investments, Inc. REIT	1	1
Japan Retail Fund Investment Corp. REIT	1	2
Mitsubishi Estate Co., Ltd.	1,000	20
Mitsui Fudosan Co., Ltd.	1,000	23
Mori Hills Investment Corp. REIT	1	1
Mori Trust Sogo REIT, Inc.	1	2
Nippon Building Fund, Inc. REIT	1	6
Nippon Prologis, Inc. REIT	1	2
Nomura Real Estate Holdings, Inc.	100	2
Nomura Real Estate Master Fund, Inc.	2	3
NTT Urban Development Corp.	100	1
Orix, Inc. J-REIT	1	2

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Premier Investment Corp. REIT	1	1
Sekisui House SI Residential Investment Corp. REIT	1	1
Tokyo Gas Co., Ltd.	2,000	9
Tokyo Tatemono Co., Ltd.	100	1
United Urban Investment Corp. REIT	2	3
		102
Netherlands (0.8%)
ABN AMRO Group N.V. CVA (c)	80	2
Aegon N.V.	451	2
Akzo Nobel N.V.	69	4
ArcelorMittal (e)	273	2
ASML Holding N.V.	56	6
Eurocommercial Properties N.V. CVA REIT	23	1
Fiat Chrysler Automobiles N.V.	187	2
Heineken N.V.	56	4
ING Groep N.V.	1,982	28
Koninklijke KPN N.V.	859	3
Koninklijke Philips N.V.	213	7
Koninklijke Vopak N.V.	59	3
Randstad Holding N.V.	475	26
RELX N.V.	299	5
Unilever N.V. CVA	278	11
Vastned Retail N.V. REIT	10	—@
Wereldhave N.V. REIT	21	1
Wolters Kluwer N.V.	121	4
		111
New Zealand (0.1%)
Auckland International Airport Ltd.	938	4
Contact Energy Ltd.	93	—@
Fletcher Building Ltd.	88	1
Kiwi Property Group Ltd.	684	1
Mercury NZ Ltd.	90	—@
Meridian Energy Ltd.	167	—@
Ryman Healthcare Ltd.	49	—@
Spark New Zealand Ltd.	232	1
		7
Norway (0.0%)
Entra ASA (c)	50	1
Norwegian Property ASA	87	—@
		1
Portugal (0.0%)
EDP - Energias de Portugal SA	985	3
Singapore (0.2%)
Ascendas Real Estate Investment Trust REIT	1,500	2
CapitaLand Commercial Trust Ltd. REIT	1,300	1
CapitaLand Ltd.	1,700	4
CapitaLand Mall Trust REIT	1,700	2
CDL Hospitality Trusts REIT	300	—@
City Developments Ltd.	300	2
ComfortDelGro Corp., Ltd.	200	—@
DBS Group Holdings Ltd.	200	2
Genting Singapore PLC	700	—@
Keppel Corp., Ltd.	200	1
Keppel REIT	1,000	1

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Mapletree Commercial Trust REIT	1,000	1
Mapletree Industrial Trust REIT	700	1
Mapletree Logistics Trust REIT	800	1
Oversea-Chinese Banking Corp., Ltd.	400	3
SATS Ltd.	100	—@
SembCorp Industries Ltd.	100	—@
Singapore Airlines Ltd.	100	1
Singapore Exchange Ltd.	100	1
Singapore Technologies Engineering Ltd.	200	—@
Singapore Telecommunications Ltd.	900	2
StarHub Ltd.	100	—@
Suntec REIT	1,600	2
United Overseas Bank Ltd.	100	1
UOL Group Ltd.	400	2
Wilmar International Ltd.	200	1
		31
Spain (1.1%)
Abertis Infraestructuras SA	524	7
Aena SA (c)	66	9
Amadeus IT Holding SA, Class A	117	5
Axiare Patrimonio SOCIMI SA REIT	31	1
Banco Bilbao Vizcaya Argentaria SA	3,467	23
Banco de Sabadell SA	3,092	4
Banco Popular Espanol SA	1,129	1
Banco Santander SA	7,285	38
Bankia SA	1,557	2
Bankinter SA	227	2
CaixaBank SA	1,621	5
Cellnex Telecom SA (c)	138	2
Enagas SA	202	5
Ferrovial SA	482	9
Hispania Activos Inmobiliarios SAU REIT	48	1
Iberdrola SA	1,284	8
Industria de Diseno Textil SA	204	7
Inmobiliaria Colonial SA	124	1
Lar Espana Real Estate Socimi SA	46	—@
Mediaset Espana Comunicacion SA	825	10
Merlin Properties Socimi SA REIT	174	2
Red Electrica Corp., SA	385	7
Repsol SA	321	5
Telefonica SA	841	8
		162
Sweden (0.1%)
Castellum AB	141	2
D Carnegie & Co. AB (e)	24	—@
Dios Fastigheter AB	25	—@
Fabege AB	71	1
Fastighets AB Balder (e)	50	1
Hemfosa Fastigheter AB	50	1
Hufvudstaden AB, Class A	59	1
Klovern AB, Class B	295	—@
Kungsleden AB	84	1
Pandox AB	28	—@
Wallenstam AB, Class B	105	1
Wihlborgs Fastigheter AB	35	1
		9

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Switzerland (0.4%)
Adecco Group AG (Registered)	596	39
Allreal Holding AG (Registered) (e)	5	1
Flughafen Zuerich AG (Registered)	17	3
LafargeHolcim Ltd. (Registered) (e)	145	7
Mobimo Holding AG (Registered) (e)	3	1
PSP Swiss Property AG (Registered)	21	2
Swiss Prime Site AG (Registered) (e)	34	3
		56
United Kingdom (2.6%)
Assura PLC REIT	877	1
AstraZeneca PLC	166	9
Aviva PLC	707	4
BAE Systems PLC	932	7
Barclays PLC	2,356	6
BHP Billiton PLC	312	5
Big Yellow Group PLC REIT	76	1
BP PLC	2,445	15
British American Tobacco PLC	248	14
British Land Co., PLC REIT	548	4
BT Group PLC	1,276	6
Capital & Counties Properties PLC	396	1
Capital & Regional PLC	283	—@
Compass Group PLC	488	9
Daejan Holdings PLC	3	—@
Derwent London PLC REIT	53	2
Diageo PLC	351	9
Empiric Student Property PLC REIT	269	—@
GlaxoSmithKline PLC	633	12
Glencore PLC (e)	1,632	6
Grainger PLC	219	1
Great Portland Estates PLC REIT	184	2
Hammerson PLC REIT	426	3
Hansteen Holdings PLC	396	1
Helical PLC	53	—@
Henderson Group PLC	571	2
HSBC Holdings PLC	2,327	19
HSBC Holdings PLC (g)	1,249	10
Imperial Brands PLC	166	7
International Consolidated Airlines Group SA	4,072	22
Intu Properties PLC REIT	467	2
Kennedy Wilson Europe Real Estate PLC	53	1
Land Securities Group PLC REIT	420	6
Lloyds Banking Group PLC	7,870	6
Londonmetric Property PLC REIT	311	1
National Grid PLC	4,305	50
NewRiver REIT PLC	124	1
Next PLC	47	3
Pennon Group PLC	365	4
Primary Health Properties PLC REIT	301	—@
Prudential PLC	462	9
Reckitt Benckiser Group PLC	103	9
Redefine International PLC	634	—@
Rio Tinto PLC	186	7
Rolls-Royce Holdings PLC (e)	304	3
Royal Dutch Shell PLC, Class A	957	26
Safestore Holdings PLC REIT	110	—@
Schroder Real Estate Investment Trust Ltd. REIT	276	—@
Segro PLC REIT	442	2

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Severn Trent PLC	212	6
Shaftesbury PLC REIT	127	1
Shire PLC	83	5
Target Healthcare REIT Ltd.	128	—@
Taylor Wimpey PLC	1,417	3
Tesco PLC (e)	1,173	3
Tritax Big Box REIT PLC	584	1
Unilever PLC	218	9
Unite Group PLC	118	1
United Utilities Group PLC	608	7
Vodafone Group PLC	3,442	8
Wolseley PLC	107	7
Workspace Group PLC REIT	63	1
WPP PLC	379	8
		368
United States (13.8%)
Abbott Laboratories	100	4
AbbVie, Inc.	200	12
Altria Group, Inc.	200	13
American Campus Communities, Inc. REIT	100	5
American Homes 4 Rent, Class A REIT	100	2
American Tower Corp. REIT	400	42
American Water Works Co., Inc.	200	14
Apartment Investment & Management Co., Class A REIT	100	5
Apple Hospitality REIT, Inc.	100	2
Apple, Inc.	400	46
Applied Materials, Inc.	400	13
Aqua America, Inc.	200	6
AT&T, Inc.	1,000	43
Atmos Energy Corp.	100	7
AvalonBay Communities, Inc. REIT	100	18
Bank of America Corp.	400	9
Bank of New York Mellon Corp. (The)	400	19
BB&T Corp.	400	19
Boston Properties, Inc. REIT	100	13
Boston Scientific Corp. (e)	100	2
Brandywine Realty Trust REIT	100	2
Bristol-Myers Squibb Co.	200	12
Brixmor Property Group, Inc. REIT	200	5
Care Capital Properties, Inc. REIT	25	1
Celgene Corp. (e)	200	23
CenterPoint Energy, Inc.	400	10
Cheniere Energy, Inc. (e)	200	8
Chevron Corp.	400	47
Cisco Systems, Inc.	400	12
Coca-Cola Co.	400	17
Colgate-Palmolive Co.	500	33
Columbia Property Trust, Inc. REIT	100	2
Comcast Corp., Class A	400	28
ConocoPhillips	400	20
Consolidated Edison, Inc.	300	22
Corporate Office Properties Trust REIT	100	3
Cousins Properties, Inc. REIT	200	2
Crown Castle International Corp. REIT	300	26
CSX Corp.	400	14
CubeSmart REIT	100	3
CVS Health Corp.	100	8
DDR Corp. REIT	200	3
Dell Technologies, Inc. - VMware, Inc., Class V (e)	11	1

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

DiamondRock Hospitality Co. REIT	100	1
Digital Realty Trust, Inc. REIT	100	10
Douglas Emmett, Inc. REIT	100	4
Dow Chemical Co. (The)	400	23
Duke Realty Corp. REIT	200	5
Edison International	300	22
Eli Lilly & Co.	500	37
Empire State Realty Trust, Inc., Class A REIT	100	2
Enbridge Energy Management LLC (e)	102	3
EnLink Midstream LLC	100	2
Equity Commonwealth REIT (e)	100	3
Equity Residential REIT	200	13
Eversource Energy	300	17
Exelon Corp.	100	4
Extra Space Storage, Inc. REIT	100	8
Facebook, Inc., Class A (e)	400	46
FelCor Lodging Trust, Inc. REIT	100	1
First Industrial Realty Trust, Inc. REIT	100	3
Forest City Realty Trust, Inc. REIT	100	2
Franklin Street Properties Corp. REIT	100	1
Frontier Communications Corp.	100	—@
Gaming and Leisure Properties, Inc. REIT	100	3
General Electric Co.	400	13
General Growth Properties, Inc. REIT	300	7
Gilead Sciences, Inc.	100	7
Gramercy Property Trust REIT	200	2
Halliburton Co.	400	22
HCP, Inc. REIT	200	6
Healthcare Realty Trust, Inc. REIT	100	3
Healthcare Trust of America, Inc., Class A REIT	100	3
Hewlett Packard Enterprise Co.	400	9
Highwoods Properties, Inc. REIT	100	5
Hospitality Properties Trust REIT	100	3
Host Hotels & Resorts, Inc. REIT	400	8
Hudson Pacific Properties, Inc. REIT	100	3
Investors Real Estate Trust REIT	100	1
Johnson & Johnson	300	35
JPMorgan Chase & Co.	400	34
Kilroy Realty Corp. REIT	100	7
Kimco Realty Corp. REIT	200	5
Kinder Morgan, Inc.	2,100	43
Koninklijke Ahold Delhaize N.V.	234	5
Kroger Co. (The)	500	17
LaSalle Hotel Properties REIT	100	3
Lexington Realty Trust REIT	100	1
Liberty Property Trust REIT	100	4
Macerich Co. (The) REIT	100	7
Medical Properties Trust, Inc. REIT	200	2
Medtronic PLC	100	7
Merck & Co., Inc.	300	18
MetLife, Inc.	400	22
Microsoft Corp.	400	25
Mid-America Apartment Communities, Inc. REIT	100	10
Mondelez International, Inc., Class A	100	4
Monogram Residential Trust, Inc. REIT	100	1
National Retail Properties, Inc. REIT	100	4
New Jersey Resources Corp.	100	4
New York REIT, Inc.	100	1
NIKE, Inc., Class B	400	20
NiSource, Inc.	300	7
Omega Healthcare Investors, Inc. REIT	100	3

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

ONEOK, Inc.	200	11
Oracle Corp.	400	15
Paramount Group, Inc. REIT	100	2
PayPal Holdings, Inc. (e)	400	16
PepsiCo, Inc.	500	52
Pfizer, Inc.	1,000	32
PG&E Corp.	400	24
Philip Morris International, Inc.	100	9
Physicians Realty Trust REIT	100	2
Piedmont Office Realty Trust, Inc., Class A REIT	100	2
PPL Corp.	100	3
Procter & Gamble Co. (The)	100	8
ProLogis, Inc. REIT	300	16
Public Storage REIT	100	22
Quality Care Properties, Inc. REIT (e)	40	1
Realty Income Corp. REIT	100	6
Regency Centers Corp. REIT	100	7
Retail Opportunity Investments Corp. REIT	100	2
Retail Properties of America, Inc., Class A REIT	100	2
Reynolds American, Inc.	100	6
Rite Aid Corp. (e)	400	3
RLJ Lodging Trust REIT	100	2
SBA Communications Corp., Class A (e)	100	10
Schlumberger Ltd.	400	34
Sempra Energy	200	20
Senior Housing Properties Trust REIT	100	2
Simon Property Group, Inc. REIT	200	36
SL Green Realty Corp. REIT	100	11
Southern Co. (The)	100	5
Spectra Energy Corp.	600	25
Spirit Realty Capital, Inc. REIT	200	2
STORE Capital Corp. REIT	100	2
Sunstone Hotel Investors, Inc. REIT	100	1
Tanger Factory Outlet Centers, Inc. REIT	100	4
Targa Resources Corp.	200	11
Texas Instruments, Inc.	400	29
Time Warner, Inc.	400	39
UDR, Inc. REIT	100	4
Union Pacific Corp.	400	41
United Technologies Corp.	400	44
UnitedHealth Group, Inc.	500	80
Ventas, Inc. REIT	200	12
VEREIT, Inc. REIT	500	4
Verizon Communications, Inc.	400	21
Visa, Inc., Class A	400	31
Vornado Realty Trust REIT	100	10
Wal-Mart Stores, Inc.	100	7
Walgreens Boots Alliance, Inc.	100	8
Washington Prime Group, Inc. REIT	100	1
Weingarten Realty Investors REIT	100	4
Welltower, Inc. REIT	200	13
Williams Cos., Inc. (The)	600	19
Xenia Hotels & Resorts, Inc. REIT	100	2
		1,962
Total Common Stocks (Cost $4,328)		4,495
Investment Companies (8.7%)
United Kingdom (0.0%)
HICL Infrastructure Co., Ltd. (United Kingdom)	1,299	3

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Picton Property Income Ltd. REIT (United Kingdom)	289	—@
		3
United States (8.7%)
Morgan Stanley Institutional Fund Trust - High Yield Portfolio (j)	54,303	540
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio (k)	76,964	698
		1,238
Total Investment Companies (Cost $1,264)		1,241
Short-Term Investments (14.9%)
Investment Company (12.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $1,739)	1,738,597	1,739

	Face Amount (000)	Value (000)
U.S. Treasury Securities (2.7%)
U.S. Treasury Bill,
0.41%, 3/23/17 (m)(n) (Cost $382)	$382	381
Total Short-Term Investments (Cost $2,121)		2,120
Total Investments (101.9%) (Cost $14,579) (o)(p)(q)		14,492
Liabilities in Excess of Other Assets (-1.3%)		(193)
Total Written Options Outstanding (-0.6%) (Premiums Received $92)		(79)
Net Assets (100.0%)		$14,220

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Portfolio’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of December 31, 2016. Maturity date disclosed is the ultimate maturity date.
(e)	Non-income producing security.
(f)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(g)	Security trades on the Hong Kong exchange.
(h)	Security has been deemed illiquid at December 31, 2016.
(i)

At December 31, 2016, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(j)

For the three months ended December 31, 2016, the proceeds from sales of Morgan Stanley Institutional Fund Trust - High Yield Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was approximately $150,000. For the three months ended December 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund Trust - High Yield Portfolio.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

(k)

For the three months ended December 31, 2016, there were no transactions in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio, Investment Company, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940. For the three months ended December 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in Morgan Stanley Institutional Fund, Inc. - Emerging Markets Fixed Income Opportunities Portfolio.

(l)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(m)	Rate shown is the yield to maturity at December 31, 2016.
(n)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(o)

Securities are available for collateral in connection with purchase on a forward commitment basis, open call options written, foreign currency forward exchange contracts, futures contracts and swap agreements.

(p)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(q)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $336,000 and the aggregate gross unrealized depreciation is approximately $423,000 resulting in net unrealized depreciation of approximately $87,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Call Options Written:

The Portfolio had the following call options written open at December 31, 2016:

Counterparty	Notional Amount (000)	Description	Strike Price		Expiration Date	Value (000)
Goldman Sachs International	@@	Euro Stoxx 50 Index (Premiums received $25)	EUR	3,250.00	Jan-17	$(29)
Goldman Sachs International	1	iShares MSCI Emerging Markets Index Fund (Premiums received $20)	$860.00		Jan-17	(23)
Goldman Sachs International	6	NIKKEI Index (Premiums received $26)	JPY	19,000.00	Jan-17	(16)
Goldman Sachs International*	1	S&P 500 Index (Premiums received $21)	$2,250.00		Jan-17	(11)
						$(79)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	NZD $	—@	EUR $	—@	1/6/17	$1
Australia and New Zealand Banking Group		$26	AUD	35	1/6/17	(1)
Australia and New Zealand Banking Group		$2	GBP	1	1/6/17	(—@	)
Australia and New Zealand Banking Group		$44	JPY	5,000	1/6/17	(1)
Australia and New Zealand Banking Group		$52	NZD	73	1/6/17	(1)
Australia and New Zealand Banking Group		$10	SGD	15	1/6/17	(—@	)
Goldman Sachs International	EUR	93		$98	1/6/17	1
HSBC Bank PLC	CAD	—@	MXN	—@	1/6/17	(—@	)
HSBC Bank PLC	GBP	—@	$	—@	1/6/17	—@
HSBC Bank PLC	JPY	6,106		$54	1/6/17	1
HSBC Bank PLC	JPY	117		$1	1/6/17	—@
HSBC Bank PLC	MXN	—@	JPY	—@	1/6/17	(1)
HSBC Bank PLC	MXN	635		$31	1/6/17	—@
HSBC Bank PLC	NZD	51		$35	1/6/17	(—@	)
HSBC Bank PLC		$2	CAD	3	1/6/17	(—@	)
HSBC Bank PLC		$4	JPY	503	1/6/17	—@
HSBC Bank PLC		$19	MXN	383	1/6/17	(—@	)
JPMorgan Chase Bank NA	BRL	512		$150	1/6/17	(8)
JPMorgan Chase Bank NA	GBP	5		$6	1/6/17	—@
JPMorgan Chase Bank NA	HUF	14,580		$49	1/6/17	(—@	)
JPMorgan Chase Bank NA	JPY	4,480		$39	1/6/17	1
JPMorgan Chase Bank NA	KRW	93,150		$77	1/6/17	(—@	)
JPMorgan Chase Bank NA	MYR	79		$18	1/6/17	(—@	)
JPMorgan Chase Bank NA		$75	BRL	253	1/6/17	2
JPMorgan Chase Bank NA		$79	BRL	260	1/6/17	1
JPMorgan Chase Bank NA		$79	KRW	93,150	1/6/17	(2)
JPMorgan Chase Bank NA		$1	MXN	20	1/6/17	(—@	)

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

JPMorgan Chase Bank NA		$23	MYR	79	1/6/17	(5)
JPMorgan Chase Bank NA		$17	THB	625	1/6/17	(—@	)
UBS AG	CAD	215		$160	1/6/17	—@
UBS AG	EUR	—@	NOK	—@	1/6/17	(—@	)
UBS AG	GBP	—@	EUR	—@	1/6/17	—@
UBS AG		$51	CHF	52	1/6/17	(—@	)
UBS AG		$20	DKK	140	1/6/17	(—@	)
UBS AG		$43	NOK	364	1/6/17	(1)
UBS AG		$1	ZAR	20	1/6/17	—@
	EUR	—@	SEK	—@	1/9/17	1
Australia and New Zealand Banking Group		$33	SEK	302	1/9/17	—@
Citibank NA	PLN	491		$117	1/9/17	(—@	)
HSBC Bank PLC	EUR	1		$1	1/9/17	—@
JPMorgan Chase Bank NA	RUB	965		$16	1/9/17	—@
JPMorgan Chase Bank NA		$15	RUB	965	1/9/17	1
UBS AG	EUR	7		$7	1/9/17	(—@	)
UBS AG	PLN	53		$13	1/9/17	(—@	)
Australia and New Zealand Banking Group		$35	CAD	46	1/10/17	(—@	)
Bank of America NA	PLN	108		$26	1/19/17	—@
Bank of America NA		$26	GBP	20	1/19/17	(1)
Bank of America NA		$11	ILS	40	1/19/17	(—@	)
Bank of Montreal	AUD	9		$6	1/19/17	—@
Bank of Montreal		$5	CAD	7	1/19/17	(—@	)
Bank of Montreal		$14	JPY	1,596	1/19/17	(—@	)
Bank of New York Mellon		$2	GBP	2	1/19/17	(—@	)
Bank of New York Mellon		$1	SEK	9	1/19/17	—@
Barclays Bank PLC	AUD	127		$95	1/19/17	3
Barclays Bank PLC	EUR	336		$358	1/19/17	4
Barclays Bank PLC	EUR	64		$67	1/19/17	(—@	)
Barclays Bank PLC	SGD	23		$16	1/19/17	(—@	)
Barclays Bank PLC		$35	GBP	27	1/19/17	(1)
Barclays Bank PLC		$172	JPY	19,813	1/19/17	(3)
BNP Paribas SA	JPY	2,646		$23	1/19/17	—@
BNP Paribas SA		$44	CAD	58	1/19/17	(1)
BNP Paribas SA		$3	CHF	3	1/19/17	(—@	)
BNP Paribas SA		$1	ILS	5	1/19/17	(—@	)
Citibank NA	GBP	53		$65	1/19/17	(—@	)
Citibank NA	HKD	375		$48	1/19/17	(—@	)
Citibank NA	JPY	9,452		$81	1/19/17	(—@	)
Citibank NA		$126	AUD	175	1/19/17	(—@	)
Citibank NA		$50	CAD	67	1/19/17	—@
Citibank NA	$	—@	CHF	—@	1/19/17	(—@	)
Citibank NA		$141	JPY	16,452	1/19/17	—@
Citibank NA		$212	JPY	24,418	1/19/17	(3)
Commonwealth Bank of Australia	AUD	69		$52	1/19/17	2
Commonwealth Bank of Australia	EUR	161		$172	1/19/17	2
Commonwealth Bank of Australia	GBP	12		$15	1/19/17	—@
Commonwealth Bank of Australia	RUB	423		$7	1/19/17	(—@	)
Commonwealth Bank of Australia		$211	GBP	166	1/19/17	(6)
Commonwealth Bank of Australia		$19	JPY	2,158	1/19/17	(—@	)
Commonwealth Bank of Australia		$1	TWD	17	1/19/17	(—@	)
Credit Suisse International		$15	GBP	12	1/19/17	(—@	)
Credit Suisse International		$6	ILS	23	1/19/17	(—@	)
Credit Suisse International		$2	NZD	2	1/19/17	(—@	)
Credit Suisse International		$26	SGD	37	1/19/17	(—@	)
Goldman Sachs International	HUF	3,679		$12	1/19/17	(—@	)
Goldman Sachs International	TRY	20		$6	1/19/17	—@
Goldman Sachs International		$16	EUR	15	1/19/17	—@
Goldman Sachs International		$5	GBP	4	1/19/17	(—@	)

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Goldman Sachs International		$49	HKD	380	1/19/17	—@
Goldman Sachs International		$43	JPY	4,946	1/19/17	(1)
Goldman Sachs International		$50	JPY	5,824	1/19/17	—@
Goldman Sachs International		$35	NZD	50	1/19/17	(—@ )
Goldman Sachs International		$34	NZD	47	1/19/17	(1)
Goldman Sachs International	ZAR	249		$18	1/19/17	—@
JPMorgan Chase Bank NA	AUD	26		$20	1/19/17	1
JPMorgan Chase Bank NA	AUD	34		$25	1/19/17	—@
JPMorgan Chase Bank NA	NOK	512		$61	1/19/17	2
JPMorgan Chase Bank NA	PLN	8		$2	1/19/17	—@
JPMorgan Chase Bank NA	TRY	49		$14	1/19/17	—@
JPMorgan Chase Bank NA		$7	DKK	45	1/19/17	(—@ )
JPMorgan Chase Bank NA		$34	EUR	32	1/19/17	—@
JPMorgan Chase Bank NA		$10	EUR	9	1/19/17	(—@ )
JPMorgan Chase Bank NA		$36	JPY	4,105	1/19/17	(1)
JPMorgan Chase Bank NA		$77	MXN	1,565	1/19/17	(2)
JPMorgan Chase Bank NA		$2	NZD	3	1/19/17	(—@ )
JPMorgan Chase Bank NA		$8	SEK	71	1/19/17	—@
JPMorgan Chase Bank NA		$24	SGD	34	1/19/17	(—@ )
JPMorgan Chase Bank NA	ZAR	127		$9	1/19/17	—@
State Street Bank and Trust Co.	BRL	132		$39	1/19/17	(2)
State Street Bank and Trust Co.	IDR	337,778		$25	1/19/17	—@
State Street Bank and Trust Co.	MYR	27		$6	1/19/17	—@
State Street Bank and Trust Co.		$60	CHF	60	1/19/17	(1)
State Street Bank and Trust Co.		$24	HKD	190	1/19/17	—@
State Street Bank and Trust Co.	$	—@	INR	22	1/19/17	(—@ )
State Street Bank and Trust Co.		$8	KRW	9,545	1/19/17	(—@ )
UBS AG	AUD	20		$15	1/19/17	—
UBS AG	CAD	67		$50	1/19/17	—@
UBS AG		$27	CHF	28	1/19/17	(—@ )
UBS AG		$11	JPY	1,250	1/19/17	(—@ )
UBS AG	ZAR	43		$3	1/19/17	—@
JPMorgan Chase Bank NA	BRL	260		$78	2/3/17	(1)
JPMorgan Chase Bank NA		$77	KRW	93,150	2/3/17	—@
JPMorgan Chase Bank NA		$18	MYR	79	2/3/17	—@
JPMorgan Chase Bank NA		$16	RUB	965	2/3/17	(—@ )
Citibank NA	CNH	1,391		$211	3/16/17	15
Citibank NA		$209	CNH	1,391	3/16/17	(13)
Citibank NA	CNH	168		$25	5/11/17	1
Citibank NA	CNH	2,923		$436	5/11/17	28
Citibank NA	CNH	952		$140	5/11/17	7
Citibank NA	CNH	955		$141	5/11/17	7
Citibank NA	CNH	391		$58	5/11/17	3
Citibank NA		$216	CNH	1,471	5/11/17	(11)
Citibank NA		$287	CNH	1,942	5/11/17	(16)
JPMorgan Chase Bank NA	CNH	952		$141	5/11/17	8
JPMorgan Chase Bank NA	CNH	1,472		$217	5/11/17	11
JPMorgan Chase Bank NA	CNH	1,472		$216	5/11/17	11
JPMorgan Chase Bank NA	CNH	116		$17	5/11/17	1
JPMorgan Chase Bank NA	CNH	362		$53	5/11/17	3
JPMorgan Chase Bank NA		$154	CNH	1,046	5/11/17	(8)
						$26

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 Index (Germany)	2	$69	Mar-17	$1
German Euro BTP (Germany)	1	143	Mar-17	3
MSCI Emerging Market E Mini (United States)	12	515	Mar-17	(12)
NIKKEI 225 Index (Japan)	5	407	Mar-17	15
S&P 500 E Mini Index (United States)	10	1,118	Mar-17	(6)
U.S. Treasury 10 yr. Note (United States)	5	622	Mar-17	(—@ )
U.S. Treasury 10 yr. Ultra Long Bond (United States)	3	402	Mar-17	(1)
U.S. Treasury 2 yr. Note (United States)	2	433	Mar-17	(—@ )
U.S. Treasury 5 yr. Note (United States)	3	353	Mar-17	(—@ )

Short:
Copper Future (United States)	3	(188)	Mar-17	7
German Euro Bund (Germany)	9	(1,555)	Mar-17	(26)
U.S. Treasury 10 yr. Note (United States)	3	(373)	Mar-17	1
				$(18)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)		Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)		Value (000)	Credit Rating of Reference Obligation†
JPMorgan Chase Bank NA Russian Federation	Sell		$100	1.00%	6/20/21	$(9)	$6		$(3)	BB+
Morgan Stanley & Co., LLC** ITRAXX.XO.23	Sell	EUR	25	5.00	6/20/20	3	(—@	)	3	NR
Morgan Stanley & Co., LLC** CDX.NA.HY.27	Sell		$412	5.00	12/20/21	19	7		26	NR
			$537			$13	$13		$26

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Bank of America NA	6 Month BBSW	Pay	2.50%	5/6/26	AUD	121	$(3)
Citibank NA	6 Month BBSW	Pay	2.51	5/6/26		120	(3)
Citibank NA	6 Month BBSW	Pay	2.22	6/29/26		27	(1)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.55	5/5/26		120	(3)
JPMorgan Chase Bank NA	6 Month BBSW	Pay	2.44	5/20/26		207	(7)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.47	10/18/26	KRW	36,000	(1)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	1.86	12/8/21		$73	—@
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	2.07	12/21/21		70	(1)
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	2.28	12/8/26		116	1
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	2.48	12/21/26		77	(1)
Morgan Stanley & Co., LLC**	6 Month BBSW	Pay	3.08	12/23/26	AUD	92	1
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	2.59	12/8/46		$16	—@
Morgan Stanley & Co., LLC**	3 Month LIBOR	Receive	2.74	12/21/46		32	(1)
							$(19)

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at December 31, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	Global Aerospace Index††	$173	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	$—	$(15)
Goldman Sachs International	Global Aerospace Index††	175	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(15)
Goldman Sachs International	Global Aerospace Index††	82	3 Month USD LIBOR minus 0.25%	Pay	4/6/17	—	(7)
JPMorgan Chase Bank NA	Short European Staples Index††	40	3 Month USD LIBOR plus 0.03%	Pay	8/11/17	—	1
JPMorgan Chase Bank NA	Short European Staples Index††	15	3 Month USD LIBOR plus 0.03%	Pay	8/11/17	—	—@
JPMorgan Chase Bank NA	JPMorgan Chase Long U.S. Value Index††	50	3 Month USD LIBOR plus 0.15%	Receive	11/2/17	—	(—@ )
JPMorgan Chase Bank NA	JPMorgan Chase Short U.S. Growth Index††	50	3 Month USD LIBOR minus 0.36%	Pay	11/2/17	—	—
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	60	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	2
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	50	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	(2)
JPMorgan Chase Bank NA	JPM Short Iron Ore Miners Index††	20	3 Month USD LIBOR minus 0.17%	Pay	11/16/17	—	1
JPMorgan Chase Bank NA	Short Global Elevators Index††	40	3 Month USD LIBOR minus 0.30%	Pay	12/14/17	—	(1)
JPMorgan Chase Bank NA	Short U.S. Capital Goods Index	300	3 Month USD LIBOR minus 0.15%	Pay	12/18/17	—	5
							$(31)

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Global Aerospace Index as of December 31, 2016.

Security Description	Index Weight
Global Aerospace Index
Airbus SE	19.85%
B/E Aerospace, Inc.	2.39
Boeing Co. (The)	39.92
KLX, Inc.	0.94
Rolls-Royce Holdings PLC	5.72
Safran SA	11.55
Spirit AeroSystems Holdings, Inc.	5.59
Thales SA	3.85
TransDigm Group, Inc.	5.16
Zodiac Aerospace	5.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short European Staples Index as of December 31, 2016.

Security Description	Index Weight
Short European Staples Index
Anheuser-Busch InBev SA	7.96%
Aryzta AG	0.36
Associated British Foods PLC	1.13
Barry Callebaut AG	0.25
Beiersdorf AG	0.80
British American Tobacco PLC	9.93
Carlsberg A/S	0.86
Carrefour SA	1.25
Casino Guichard Perrachon SA	0.25
Chocoladefabriken Lindt & Spruengli AG	1.06
Coca-Cola European Partners PLC	0.64
Coca-Cola HBC AG	0.37
Colruyt SA	0.31
Danone SA	3.49
Diageo PLC	6.12
Distribuidora Internacional de Alimentac	0.29
Heineken Holding N.V.	0.66
Heineken N.V.	1.62
Henkel AG & Co., KGaA	3.00
ICA Gruppen AB	0.23
Imperial Brands PLC	3.91
J Sainsbury PLC	0.39
Jeronimo Martins SGPS SA	0.37
Kerry Group PLC	1.06
Koninklijke Ahold Delhaize N.V.	2.53
L’Oreal SA	4.32
Marine Harvest ASA	0.64
METRO AG	0.55
Nestle SA	21.37
Orkla ASA	0.69
Pernod Ricard SA	2.15
Reckitt Benckiser Group PLC	5.04
Remy Cointreau SA	0.17
Svenska Cellulosa AB SCA	1.60
Swedish Match AB	0.58
Tate & Lyle PLC	0.38
Tesco PLC	1.94
Unilever N.V.	6.27
Unilever PLC	4.87
Wm Morrison Supermarkets PLC	0.59
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase Long U.S. Value Index as of December 31, 2016.

Security Description	Index Weight
JPMorgan Chase Long U.S. Value Index
AES Corp.	0.99%
Aflac, Inc.	0.99
Allstate Corp. (The)	0.99
American Airlines Group, Inc.	0.98
Anthem, Inc.	0.99
Archer-Daniels-Midland Co.	1.00
Arconic, Inc.	0.98
AutoNation, Inc.	0.99
Baker Hughes, Inc.	1.00
Bed Bath & Beyond, Inc.	0.99
BorgWarner, Inc.	0.99
Capital One Financial Corp.	0.99
Cardinal Health, Inc.	0.99
CBRE Group, Inc.	1.00
Centene Corp.	0.99
CF Industries Holdings, Inc.	0.98
Cisco Systems, Inc.	0.98
Citigroup, Inc.	0.99
Corning, Inc.	0.99
CVS Health Corp.	0.99
DaVita, Inc.	0.99
Delta Air Lines, Inc.	0.99
Dow Chemical Co. (The)	0.99
DR Horton, Inc.	0.99
Duke Energy Corp.	0.99
Eastman Chemical Co.	0.99
Eaton Corp. PLC	0.99
Endo International PLC	1.04
Entergy Corp.	0.99
Envision Healthcare Corp.	0.98
Equity Residential	1.00
Exelon Corp.	0.99
Express Scripts Holding Co.	0.98
FedEx Corp.	0.99
First Solar, Inc.	0.98
FirstEnergy Corp.	0.99
Fluor Corp.	0.99
Ford Motor Co.	0.99
Frontier Communications Corp.	1.00
General Motors Co.	0.98

Goodyear Tire & Rubber Co. (The)	0.99
Hartford Financial Services Group, Inc. (The)	0.99
HCP, Inc.	1.01
Hewlett Packard Enterprise Co.	0.98
Host Hotels & Resorts, Inc.	1.00
HP, Inc.	0.99
Intel Corp.	0.98
Jacobs Engineering Group, Inc.	0.99
Juniper Networks, Inc.	0.99
Kimco Realty Corp.	1.01
Kohl’s Corp.	0.98
Kroger Co. (The)	0.99
L3 Technologies, Inc.	0.99
Laboratory Corp. of America Holdings	0.99
Lennar Corp.	0.99
Lincoln National Corp.	1.00
Loews Corp.	0.99
Macy’s, Inc.	0.98
Mallinckrodt PLC	1.00
Marathon Petroleum Corp.	0.99
McKesson Corp.	0.98
MetLife, Inc.	0.99
Micron Technology, Inc.	0.98
Mosaic Co. (The)	0.99
Murphy Oil Corp.	0.98
Mylan N.V.	1.01
Navient Corp.	1.00
News Corp.	0.98
News Corp.	0.97
NiSource, Inc.	0.99
PACCAR, Inc.	0.99
Phillips 66	0.99
Principal Financial Group, Inc.	0.99
Prudential Financial, Inc.	0.99
PulteGroup, Inc.	0.99
PVH Corp.	0.99
Qorvo, Inc.	0.98
Quanta Services, Inc.	1.00
Ryder System, Inc.	0.98
Seagate Technology PLC	1.00
SL Green Realty Corp.	1.02
Southwest Airlines Co.	0.99
Staples, Inc.	0.98
TE Connectivity Ltd.	0.98
TEGNA, Inc.	0.99
Tesoro Corp.	0.98
Textron, Inc.	0.99
Transocean Ltd.	1.00
Travelers Cos., Inc. (The)	0.99
Tyson Foods, Inc.	0.99
United Continental Holdings, Inc.	0.99
Universal Health Services, Inc.	0.99
Unum Group	1.00
Valero Energy Corp.	0.99
Walgreens Boots Alliance, Inc.	0.98
Wal-Mart Stores, Inc.	0.99
Western Digital Corp.	0.99
WestRock Co.	0.98
Whirlpool Corp.	0.98
Whole Foods Market, Inc.	0.99
Xerox Corp.	0.99
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan Chase Short U.S. Growth Index as of December 31, 2016.

Security Description	Index Weight
JPMorgan Chase Short U.S. Growth Index
3M Co.	1.04%
Acuity Brands, Inc.	1.03
Adobe Systems, Inc.	1.03
Alexion Pharmaceuticals, Inc.	1.02
Allegion PLC	1.02
Alliant Energy Corp.	1.03
Altria Group, Inc.	1.03
Amazon.com, Inc.	1.02
American Tower Corp.	1.03
American Water Works Co., Inc.	1.03
Aon PLC	1.04
Autodesk, Inc.	1.02
Automatic Data Processing, Inc.	1.03
AutoZone, Inc.	1.02
BlackRock, Inc.	1.04
Bristol-Myers Squibb Co.	1.03
Brown-Forman Corp.	1.03
Cabot Oil & Gas Corp.	1.06
Celgene Corp.	1.03
Charles Schwab Corp. (The)	1.03
Chipotle Mexican Grill, Inc.	1.04
Cimarex Energy Co.	1.03
Cintas Corp.	1.03
CME Group, Inc.	1.03
Colgate-Palmolive Co.	1.03
Comerica, Inc.	1.04
Concho Resources, Inc.	1.02
CR Bard, Inc.	1.04
Dominion Resources, Inc.	1.03
Dun & Bradstreet Corp. (The)	1.03
Edwards Lifesciences Corp.	1.04
EI du Pont de Nemours & Co.	1.03
EOG Resources, Inc.	1.03
Equifax, Inc.	1.03
Equinix, Inc.	1.04
Extra Space Storage, Inc.	1.06
F5 Networks, Inc.	1.03
Facebook, Inc.	1.02
Fastenal Co.	1.03
Federal Realty Investment Trust	1.05

Fortive Corp.	1.03
Halliburton Co.	1.04
Home Depot, Inc. (The)	1.03
Illinois Tool Works, Inc.	1.04
Illumina, Inc.	1.03
Intercontinental Exchange, Inc.	1.03
International Flavors & Fragrances, Inc.	1.03
Intuit, Inc.	1.03
Intuitive Surgical, Inc.	1.03
KeyCorp	1.04
M&T Bank Corp.	1.04
Marsh & McLennan Cos., Inc.	1.03
Mastercard, Inc.	1.03
McDonald’s Corp.	1.03
Mead Johnson Nutrition Co.	1.03
Mettler-Toledo International, Inc.	1.03
Monster Beverage Corp.	1.02
Moody’s Corp.	1.04
Netflix, Inc.	1.02
Newfield Exploration Co.	1.02
NextEra Energy, Inc.	1.03
NIKE, Inc.	1.03
Northern Trust Corp.	1.04
NRG Energy, Inc.	1.02
NVIDIA Corp.	0.99
O’Reilly Automotive, Inc.	1.02
Paychex, Inc.	1.03
Philip Morris International, Inc.	1.03
PPL Corp.	1.03
Priceline Group, Inc. (The)	1.03
Public Storage	1.05
Red Hat, Inc.	1.04
Regeneron Pharmaceuticals, Inc.	1.02
Rockwell Automation, Inc.	1.03
Roper Technologies, Inc.	1.04
Ross Stores, Inc.	1.02
S&P Global, Inc.	1.03
salesforce.com, Inc.	1.03
Sherwin-Williams Co. (The)	1.03
Simon Property Group, Inc.	1.05
Starbucks Corp.	1.02
Stryker Corp.	1.03
T Rowe Price Group, Inc.	1.03
TransDigm Group, Inc.	1.03
TripAdvisor, Inc.	1.02
Ulta Salon Cosmetics & Fragrance, Inc.	1.03
Under Armour, Inc.	1.04
Union Pacific Corp.	1.03
Verisk Analytics, Inc.	1.03
Verizon Communications, Inc.	1.03
Vertex Pharmaceuticals, Inc.	1.03
Visa, Inc.	1.03
Vulcan Materials Co.	1.02
Wynn Resorts Ltd.	1.03
Yum China Holdings, Inc.	1.04
Yum! Brands, Inc.	1.03
Zoetis, Inc.	1.03
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Short Iron Ore Miners Index as of December 31, 2016.

Security Description	Index Weight
JPM Short Iron Ore Miners Index
African Rainbow Minerals Ltd.	1.18%
Assore Ltd.	0.28
BHP Billiton PLC	27.50
Ferrexpo PLC	0.74
Fortescue Metals Group Ltd.	10.02
Rio Tinto PLC	40.66
Vale SA	19.62
100.00%

The following table represents the equity basket holdings underlying the total return swap with Short Global Elevators Index as of December 31, 2016.

Security Description	Index Weight
Short Global Elevators Index
Kone OYJ	56.84%
Schindler Holding AG	43.16
100.00%

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

@		Value is less than $500.
@@		Amount is less than 500.
*		Cleared option, the broker is Goldman Sachs International.
**		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†		Credit rating as issued by Standard & Poor’s.
BBSW		Australia’s Bank Bill Swap.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund Trust

Global Multi-Asset Income Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	45.8%
Common Stocks	31.0
Short-Term Investments	14.6
Investment Companies	8.6
Total Investments	100.0	%***

***        Does not include open call options written with a value of approximately $79,000. Does not include open long/short futures contracts with an underlying face amount of approximately $6,178,000 with net unrealized depreciation of approximately $18,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $26,000 and does not include open swap agreements with net unrealized depreciation of approximately $37,000.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Shares	Value (000)
Common Stocks (94.1%)
Aerospace & Defense (3.4%)
TransDigm Group, Inc.	100,353	$24,984
Automobiles (5.2%)
Tesla Motors, Inc. (a)(b)	178,556	38,156
Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc. (a)	45,446	1,702
Intrexon Corp. (a)(b)	102,972	2,502
Juno Therapeutics, Inc. (a)(b)	47,280	891
		5,095
Capital Markets (7.6%)
MSCI, Inc.	303,127	23,880
S&P Global, Inc.	304,320	32,727
		56,607
Construction Materials (2.3%)
Martin Marietta Materials, Inc.	78,048	17,290
Consumer Finance (0.9%)
LendingClub Corp. (a)	1,304,152	6,847
Health Care Equipment & Supplies (5.6%)
DexCom, Inc. (a)	118,139	7,053
Intuitive Surgical, Inc. (a)	54,352	34,468
		41,521
Health Care Technology (8.3%)
athenahealth, Inc. (a)	365,086	38,396
Veeva Systems, Inc., Class A (a)	574,403	23,378
		61,774
Hotels, Restaurants & Leisure (8.5%)
Chipotle Mexican Grill, Inc. (a)	18,420	6,950
Dunkin’ Brands Group, Inc.	459,880	24,116
Marriott International, Inc., Class A	383,681	31,723
		62,789
Information Technology Services (2.9%)
Gartner, Inc. (a)	210,497	21,275
Internet Software & Services (15.3%)
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $33,909; acquired 5/1/12)	3,747,173	32,938
MercadoLibre, Inc. (Brazil)	84,968	13,267
Survey Monkey, Inc. (a)(c)(d)(e) (acquisition cost - $28,952; acquired 11/25/14)	1,760,030	11,282
Twitter, Inc. (a)	1,789,249	29,165
Zillow Group, Inc., Class A (a)(b)	242,730	8,847
Zillow Group, Inc., Class C (a)	489,202	17,841
		113,340

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Life Sciences Tools & Services (4.7%)
Illumina, Inc. (a)	273,149	34,974
Multi-line Retail (2.9%)
Dollar Tree, Inc. (a)	279,259	21,553
Professional Services (6.5%)
IHS Markit Ltd. (a)	691,414	24,483
Verisk Analytics, Inc. (a)	294,375	23,895
		48,378
Semiconductors & Semiconductor Equipment (3.6%)
NVIDIA Corp.	251,048	26,797
Software (13.1%)
Activision Blizzard, Inc.	186,159	6,722
Atlassian Corp., PLC, Class A (United Kingdom) (a)	272,371	6,559
Mobileye N.V. (a)	100,308	3,824
ServiceNow, Inc. (a)	314,089	23,349
Splunk, Inc. (a)	432,983	22,147
Workday, Inc., Class A (a)	526,876	34,821
		97,422
Textiles, Apparel & Luxury Goods (2.6%)
Michael Kors Holdings Ltd. (a)	291,653	12,535
Under Armour, Inc., Class C (a)	261,303	6,577
		19,112
Total Common Stocks (Cost $616,074)		697,914
Convertible Preferred Stock (0.4%)
Internet Software & Services (0.4%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $3,365; acquired 5/25/12) (Cost $3,365)	371,814	3,268
Preferred Stock (3.9%)
Internet & Direct Marketing Retail (3.9%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $13,007; acquired 10/4/13) (Cost $13,007)	566,827	28,630

	Notional Amount (000)	Value (000)
Call Option Purchased (0.1%)
Foreign Currency Option (0.1%)
USD/CNY May 2017 @ CNY 7.90, Royal Bank of Scotland (Cost $502)	122,669	458

Shares
Short-Term Investments (8.8%)
Securities held as Collateral on Loaned Securities (4.5%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	26,365,064	26,365

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

	Face Amount (000)	Value (000)
Repurchase Agreements (0.9%)
Merrill Lynch & Co., Inc., (0.50%, dated 12/30/16, due 1/3/17; proceeds $2,485; fully collateralized by U.S. Government agency securities; 2.88% - 4.60% due 11/20/65 - 11/20/66; valued at $2,535)	$2,486	2,486
Merrill Lynch & Co., Inc., (0.50%, dated 12/30/16, due 1/3/17; proceeds $497; fully collateralized by a U.S. Government obligation; 1.88% due 8/31/22; valued at $507)	497	497
Merrill Lynch & Co., Inc., (0.81%, dated 12/30/16, due 1/3/17; proceeds $3,728; fully collateralized by Exchange Traded Funds; valued at $4,101)	3,728	3,728
		6,711
Total Securities held as Collateral on Loaned Securities (Cost $33,076)		33,076

	Shares
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $32,159)	32,159,138	32,159
Total Short-Term Investments (Cost $65,235)		65,235
Total Investments (107.3%) (Cost $698,183) Including $44,064 of Securities Loaned (g)(h)		795,505
Liabilities in Excess of Other Assets (-7.3%)		(54,148)
Net Assets (100.0%)		$741,357

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2016 were approximately $44,064,000 and $45,274,000, respectively. The Portfolio received cash collateral of approximately $33,128,000, of which approximately $33,076,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At December 31, 2016, there was uninvested cash collateral of approximately $53,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $12,146,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at December 31, 2016.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2016, amounts to approximately $76,118,000 and represents 10.3% of net assets.

(e)

At December 31, 2016, the Portfolio held fair valued securities valued at approximately $76,118,000, representing 10.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by approximately $13,000 relating to the Portfolio’s investment in the Liquidity Funds.

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

(g)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $163,860,000 and the aggregate gross unrealized depreciation is approximately $66,538,000 resulting in net unrealized appreciation of approximately $97,322,000.

CNY —	Chinese Yuan Renminbi
USD —	United States Dollar

Morgan Stanley Institutional Fund Trust

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.4%
Internet Software & Services	15.3
Software	12.8
Hotels, Restaurants & Leisure	8.2
Health Care Technology	8.1
Capital Markets	7.4
Professional Services	6.3
Health Care Equipment & Supplies	5.5
Automobiles	5.0
Total Investments	100.0%

*                           Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2016.

**                    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.1%)
Agency Adjustable Rate Mortgage (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
2.54%, 7/1/45	$211	$215
Agency Fixed Rate Mortgages (22.9%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.50%, 1/1/44 – 2/1/45	2,297	2,364
4.00%, 6/1/44 – 10/1/44	1,215	1,276
5.41%, 7/1/37 – 8/1/37	33	37
5.44%, 1/1/37 – 6/1/38	122	133
5.46%, 5/1/37 – 4/1/38	113	124
5.48%, 8/1/37 – 10/1/37	73	81
5.50%, 8/1/37 – 4/1/38	111	123
5.52%, 9/1/37 – 1/1/38	29	31
5.62%, 12/1/36 – 12/1/37	92	102
6.00%, 10/1/36 – 8/1/38	289	329
6.50%, 12/1/25 – 8/1/33	175	199
7.00%, 6/1/28 – 11/1/31	56	59
Federal National Mortgage Association,
Conventional Pools:
3.00%, 5/1/30 – 4/1/45	1,643	1,653
3.50%, 8/1/45	676	696
4.00%, 11/1/41 – 8/1/46	6,765	7,146
4.50%, 3/1/41 – 11/1/44	2,389	2,594
5.00%, 3/1/41	350	384
5.50%, 6/1/35 – 1/1/37	105	117
5.62%, 12/1/36	34	37
6.50%, 4/1/24 – 1/1/34	1,444	1,643
7.00%, 11/1/17 – 12/1/33	265	281
9.50%, 4/1/30	198	232
January TBA:
2.50%, 1/1/32 (a)	2,280	2,284
3.00%, 1/1/32 – 1/1/47(a)	9,568	9,543
3.50%, 1/1/47 (a)	17,739	18,182
4.00%, 1/1/47 (a)	4,730	4,973
Government National Mortgage Association,
January TBA:
3.50%, 1/20/47 (a)	680	707
Various Pools:
3.50%, 11/20/40 – 7/20/46	3,598	3,744
4.00%, 8/20/41 – 3/20/43	861	919
5.48%, 9/20/37	9	10
6.50%, 5/15/40	916	1,085
		61,088
Asset-Backed Securities (6.5%)
American Homes 4 Rent,
6.07%, 10/17/45 (b)	601	623
AMSR Trust,
2.14%, 11/17/33 (b)(c)	1,000	1,001
Bayview Opportunity Master Fund IIIb Trust,
3.47%, 7/28/18 (b)	443	442
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)	750	741

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	25	19
CVS Pass-Through Trust,
6.04%, 12/10/28	688	773
GMAT Trust,
4.25%, 9/25/20 (b)	936	939
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (b)	800	795
Invitation Homes Trust,
4.74%, 9/17/31 (b)(c)	1,000	1,003
5.49%, 8/17/32 (b)(c)	997	1,006
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (b)	579	575
Mid-State Trust IV,
8.33%, 4/1/30	6	6
Nationstar HECM Loan Trust,
4.36%, 2/25/26 (b)	650	646
5.68%, 8/25/26 (b)	475	480
6.54%, 6/25/26 (b)	450	458
NRZ Excess Spread-Collateralized Notes,
5.68%, 7/25/21 (b)	846	845
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (b)	450	451
Pretium Mortgage Credit Partners LLC,
3.50%, 10/27/31 (b)	537	536
PRPM LLC,
4.00%, 9/27/21 (b)	485	484
RMAT LLC,
4.83%, 6/25/35 (b)	577	574
Silver Bay Realty Trust,
4.29%, 9/17/31 (b)(c)	700	688
Skopos Auto Receivables Trust,
3.10%, 12/15/23 (b)	92	92
3.55%, 2/15/20 (b)	313	314
Tricon American Homes Trust,
5.77%, 11/17/33 (b)	630	617
U-Haul S Fleet LLC,
4.90%, 10/25/23 (b)	652	657
VOLT NPL X LLC,
4.75%, 10/26/54 (b)	493	486
VOLT XIX LLC,
5.00%, 4/25/55 (b)	300	295
VOLT XXII LLC,
4.25%, 2/25/55 (b)	299	294
VOLT XXX LLC,
4.75%, 10/25/57 (b)	399	392
VOLT XXXI LLC,
4.50%, 2/25/55 (b)	399	391
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	694	675
		17,298
Collateralized Mortgage Obligations - Agency Collateral Series (1.9%)
Federal Home Loan Mortgage Corporation,
3.60%, 6/25/48 (b)(c)	483	393
3.95%, 10/25/48 (b)(c)	750	616
5.58%, 7/25/23 (b)(c)	437	441
5.78%, 7/25/26 (b)(c)	286	291
IO REMIC
5.30%, 11/15/43 (c)	1,659	253

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

5.35%, 4/15/39 (c)	1,515	161
IO STRIPS
7.50%, 12/1/29	41	12
PAC REMIC
9.50%, 4/15/20	—@	—@
Federal National Mortgage Association,
IO
5.63%, 9/25/20 (c)	4,637	597
IO PAC REMIC
8.00%, 9/18/27	167	37
IO REMIC
6.00%, 7/25/33	104	23
IO STRIPS
6.50%, 9/25/29 — 12/25/29	639	121
8.00%, 4/25/24	157	26
8.50%, 10/25/25	56	14
9.00%, 11/25/26	52	11
REMIC
7.00%, 9/25/32	303	343
59.81%, 9/25/20 (d)	—@	—@
Government National Mortgage Association,
IO
3.50%, 5/20/43	1,754	374
5.00%, 2/16/41	365	81
5.34%, 11/16/40 (c)	2,196	420
5.39%, 7/16/33 (c)	2,357	180
5.49%, 3/20/43 (c)	811	144
5.76%, 5/20/40 (c)	987	199
IO PAC
5.41%, 10/20/41 (c)	2,816	300
		5,037
Commercial Mortgage-Backed Securities (7.1%)
BBCMS Trust,
4.43%, 9/10/28 (b)(c)	1,037	974
Citigroup Commercial Mortgage Trust,
3.65%, 9/15/27 (b)(c)	800	739
IO
0.90%, 11/10/48 (c)	2,822	152
0.98%, 9/10/58 (c)	9,814	612
COMM Mortgage Trust,
4.90%, 4/10/47 (b)(c)	883	768
5.04%, 8/10/46 (b)(c)	800	750
IO
0.21%, 7/10/45 (c)	15,130	112
0.99%, 10/10/47 (c)	4,628	200
1.26%, 7/15/47 (c)	4,180	238
Commercial Mortgage Pass-Through Certificates,
4.60%, 2/10/47 (b)(c)	575	504
Cosmopolitan Hotel Trust,
4.20%, 11/15/33 (b)(c)	400	404
CSMC Trust,
4.60%, 11/15/33 (b)(c)	777	780
4.85%, 3/15/17 (b)(c)	200	200
5.45%, 4/15/29 (b)(c)	1,000	998
EQTY Mortgage Trust,
4.10%, 5/8/31 (b)(c)	1,000	981
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)	500	455
IO

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

0.86%, 9/10/47 (c)	5,865	269
1.28%, 10/10/49 (c)	8,174	728
1.37%, 10/10/48 (c)	5,407	467
HILT Mortgage Trust,
4.45%, 7/15/29 (b)(c)	600	574
JP Morgan Chase Commercial Mortgage Securities Trust,
4.57%, 7/15/47 (b)(c)	1,135	879
5.46%, 12/12/43	108	108
IO
0.61%, 4/15/46 (c)	6,956	215
0.83%, 12/15/49 (c)	4,616	235
1.14%, 7/15/47 (c)	10,522	501
JPMBB Commercial Mortgage Securities Trust,
4.67%, 4/15/47 (b)(c)	775	654
IO
1.09%, 8/15/47 (c)	4,514	270
LB-UBS Commercial Mortgage Trust,
6.25%, 9/15/45 (c)	550	555
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (b)	945	752
4.50%, 9/15/58 (b)(c)	471	373
IO
1.05%, 12/15/49 (c)	6,893	434
1.66%, 11/15/49 (c)	6,971	736
WF-RBS Commercial Mortgage Trust,
3.80%, 11/15/47 (b)(c)	950	672
3.99%, 5/15/47 (b)	580	432
4.14%, 5/15/45 (b)(c)	425	385
4.98%, 9/15/46 (b)(c)	805	756
		18,862
Corporate Bonds (33.1%)
Finance (13.6%)
ABN Amro Bank N.V.,
4.25%, 2/2/17 (b)	600	602
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	380	388
Alexandria Real Estate Equities, Inc.,
3.95%, 1/15/27	175	175
Ally Financial, Inc.,
3.25%, 2/13/18	10	10
4.25%, 4/15/21	525	531
American Campus Communities Operating Partnership LP,
3.75%, 4/15/23	250	253
American International Group, Inc.,
4.88%, 6/1/22	375	410
AvalonBay Communities, Inc., Series G
2.95%, 5/11/26 (e)	375	358
Bank of America Corp.,
MTN
4.00%, 1/22/25	830	832
4.20%, 8/26/24	225	230
4.25%, 10/22/26	1,088	1,103
5.00%, 1/21/44	180	198
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	525	541
BNP Paribas SA,
4.38%, 5/12/26 (b)(e)	400	395

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

5.00%, 1/15/21	175	191
Boston Properties LP,
3.80%, 2/1/24	175	178
BPCE SA,
5.15%, 7/21/24 (b)	800	815
Brookfield Asset Management, Inc.,
5.80%, 4/25/17	235	238
Capital One Bank USA NA,
3.38%, 2/15/23	1,075	1,066
Citigroup, Inc.,
5.50%, 9/13/25	525	578
6.68%, 9/13/43	120	153
8.13%, 7/15/39	350	522
Citizens Bank NA, MTN
2.55%, 5/13/21	250	249
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	670
Credit Agricole SA,
3.88%, 4/15/24 (b)	500	519
Credit Suisse Group Funding Guernsey Ltd.,
4.55%, 4/17/26	575	598
Discover Bank,
7.00%, 4/15/20	250	278
Discover Financial Services,
3.95%, 11/6/24	750	745
Extra Space Storage LP,
3.13%, 10/1/35 (b)(e)	250	267
Federal Realty Investment Trust,
3.63%, 8/1/46	250	220
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	500	529
GE Capital International Funding Co.,
4.42%, 11/15/35	415	436
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	615	762
MTN
4.80%, 7/8/44	350	369
Goodman Funding Pty Ltd.,
6.38%, 4/15/21 (b)	425	481
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	322
HBOS PLC, Series G
6.75%, 5/21/18 (b)	813	859
Healthcare Trust of America Holdings LP,
3.70%, 4/15/23	350	350
HSBC Finance Corp.,
6.68%, 1/15/21	820	923
HSBC Holdings PLC,
4.25%, 3/14/24	800	814
HSBC USA, Inc.,
3.50%, 6/23/24	225	226
ING Bank N.V.,
5.80%, 9/25/23 (b)	770	847
ING Groep N.V.,
6.00%, 4/16/20 (c)(e)(f)	200	196
Intesa Sanpaolo SpA,
5.25%, 1/12/24	410	432
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/1/20 (b)	380	382

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

JPMorgan Chase & Co.,
3.20%, 6/15/26	1,125	1,102
4.13%, 12/15/26	500	511
LeasePlan Corp. N.V.,
2.88%, 1/22/19 (b)	475	475
Liberty Mutual Group, Inc.,
4.85%, 8/1/44 (b)	150	149
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)	490	551
MetLife, Inc.,
5.70%, 6/15/35	175	206
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	594
Nationwide Building Society,
3.90%, 7/21/25 (b)	400	412
6.25%, 2/25/20 (b)(e)	645	719
New York Life Global Funding,
1.70%, 9/14/21 (b)	600	579
PNC Financial Services Group, Inc. (The),
3.90%, 4/29/24	360	370
Realty Income Corp.,
3.25%, 10/15/22	400	404
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	841
Santander Issuances SAU,
5.18%, 11/19/25	200	202
Santander UK Group Holdings PLC,
2.88%, 10/16/20	375	372
3.13%, 1/8/21	350	350
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (b)	500	501
Standard Chartered PLC,
3.05%, 1/15/21 (b)	325	325
Swedbank AB,
2.38%, 2/27/19 (b)	525	528
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	508
Toronto-Dominion Bank (The),
3.63%, 9/15/31 (c)(e)	725	709
Travelers Cos., Inc. (The),
3.75%, 5/15/46	275	260
UBS Group Funding Co.,
2.95%, 9/24/20 (b)	525	526
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,029
3.75%, 7/15/25	475	492
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)	450	458
Wells Fargo & Co.,
3.00%, 10/23/26	825	787
MTN
4.10%, 6/3/26	1,150	1,167
		36,368
Industrials (18.4%)
21st Century Fox America, Inc.,
4.75%, 9/15/44	375	376
AbbVie, Inc.,
3.20%, 5/14/26	325	310

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Air Liquide Finance SA,
1.75%, 9/27/21 (b)	450	433
Albea Beauty Holdings SA,
8.38%, 11/1/19 (b)	250	260
Amazon.com, Inc.,
3.80%, 12/5/24	600	632
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (e)	600	673
6.45%, 9/15/36	250	298
Anheuser-Busch InBev Finance, Inc.,
3.70%, 2/1/24 (e)	575	595
4.90%, 2/1/46	575	624
Apple, Inc.,
2.45%, 8/4/26	400	376
4.45%, 5/6/44	475	493
Aramark Services, Inc.,
4.75%, 6/1/26 (b)	650	645
AT&T, Inc.,
4.50%, 3/9/48	1,025	925
Baidu, Inc.,
2.75%, 6/9/19	650	660
Barrick Gold Corp.,
4.10%, 5/1/23	255	262
Baxalta, Inc.,
4.00%, 6/23/25	90	90
BHP Billiton Finance USA Ltd.,
5.00%, 9/30/43	250	280
Boston Scientific Corp.,
3.85%, 5/15/25	625	627
BP Capital Markets PLC,
3.12%, 5/4/26	500	489
3.25%, 5/6/22	625	639
CBS Corp.,
4.60%, 1/15/45	175	169
CEVA Group PLC,
7.00%, 3/1/21 (b)	370	300
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	800	845
6.48%, 10/23/45	450	522
Citrix Systems, Inc.,
0.50%, 4/15/19	200	233
CNH Industrial Capital LLC,
4.38%, 11/6/20 (e)	625	643
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	522
Coca-Cola Co.,
3.20%, 11/1/23	375	388
Comcast Corp.,
4.60%, 8/15/45	380	399
Daimler Finance North America LLC,
2.25%, 7/31/19 (b)	700	701
DCP Midstream LLC,
5.35%, 3/15/20 (b)	169	176
Dollar General Corp.,
3.25%, 4/15/23	400	395
Eldorado Gold Corp.,
6.13%, 12/15/20 (b)(e)	380	388
Enable Midstream Partners LP,
3.90%, 5/15/24	425	404

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Ensco PLC,
5.75%, 10/1/44		225	164
Experian Finance PLC,
2.38%, 6/15/17 (b)		635	637
Express Scripts Holding Co.,
4.50%, 2/25/26		500	516
Exxon Mobil Corp.,
4.11%, 3/1/46		475	488
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	401
General Motors Co.,
6.60%, 4/1/36		200	229
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38		175	231
Goldcorp, Inc.,
3.70%, 3/15/23		293	289
Hanesbrands, Inc.,
4.63%, 5/15/24 (b)		187	182
4.88%, 5/15/26 (b)		463	455
HCA, Inc.,
4.75%, 5/1/23		645	662
Heathrow Funding Ltd.,
4.88%, 7/15/21 (b)		525	561
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)		315	321
Home Depot, Inc.,
5.88%, 12/16/36		400	506
Illumina, Inc.,
0.00%, 6/15/19		328	315
International Paper Co.,
3.00%, 2/15/27		675	638
J Sainsbury PLC, Series SBRY
1.25%, 11/21/19	GBP	300	381
Johnson Controls International PLC,
3.90%, 2/14/26		$500	516
Kinder Morgan, Inc.,
4.30%, 6/1/25 (e)		825	851
Kraft Heinz Foods Co.,
4.38%, 6/1/46		425	402
Lockheed Martin Corp.,
3.10%, 1/15/23		725	734
LVMH Moet Hennessy Louis Vuitton SE, Series MCFP
0.00%, 2/16/21		150	401
LyondellBasell Industries N.V.,
4.63%, 2/26/55		450	420
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)		500	450
MasTec, Inc.,
4.88%, 3/15/23		540	531
McDonald’s Corp., MTN
4.60%, 5/26/45		325	337
Medtronic, Inc.,
4.63%, 3/15/45		325	352
Microsoft Corp.,
4.45%, 11/3/45		525	561
Mylan N.V.,
3.95%, 6/15/26 (b)(e)		800	750

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

NBC Universal Media LLC,
5.95%, 4/1/41	325	401
NetApp, Inc.,
2.00%, 12/15/17	200	201
Netflix, Inc.,
4.38%, 11/15/26 (b)	325	316
Noble Energy, Inc.,
3.90%, 11/15/24	225	227
5.05%, 11/15/44	200	201
NOVA Chemicals Corp.,
5.25%, 8/1/23 (b)	463	469
Novartis Capital Corp.,
4.40%, 5/6/44	375	405
Nuance Communications, Inc.,
2.75%, 11/1/31	286	289
Numericable-SFR SA,
7.38%, 5/1/26 (b)	400	411
Occidental Petroleum Corp.,
4.40%, 4/15/46	275	281
Omnicom Group, Inc.,
3.65%, 11/1/24	230	232
ON Semiconductor Corp.,
1.00%, 12/1/20 (e)	400	412
Ooredoo International Finance Ltd.,
3.25%, 2/21/23 (b)	450	442
Oracle Corp.,
2.95%, 5/15/25	381	374
PepsiCo, Inc.,
3.60%, 3/1/24	625	652
Philip Morris International, Inc.,
2.50%, 8/22/22	270	264
Phillips 66 Partners LP,
4.68%, 2/15/45	150	140
Priceline Group, Inc. (The),
0.90%, 9/15/21 (e)	275	291
Shell International Finance BV,
3.25%, 5/11/25	400	400
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)	800	741
SK Telecom Co., Ltd.,
2.13%, 5/1/18 (b)	200	200
Southern Copper Corp.,
5.25%, 11/8/42	600	553
Spectra Energy Capital LLC,
3.30%, 3/15/23	475	460
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)	1,437	1,443
Telstra Corp., Ltd.,
3.13%, 4/7/25 (b)(e)	240	237
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	685	656
4.10%, 10/1/46 (e)	275	237
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	550	520
Time Warner, Inc.,
4.85%, 7/15/45	500	502
Total Capital International SA,
2.88%, 2/17/22	500	504
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)(e)	550	521

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Tyson Foods, Inc.,
4.88%, 8/15/34	375		383
United Airlines Pass-Through Trust,
Series A
4.00%, 4/11/26	618		631
United Technologies Corp.,
4.50%, 6/1/42	165		177
Verizon Communications, Inc.,
4.67%, 3/15/55	1,025		967
Visa, Inc.,
3.15%, 12/14/25	775		779
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (b)	800		792
Wal-Mart Stores, Inc.,
5.25%, 9/1/35	615		737
Whole Foods Market, Inc.,
5.20%, 12/3/25	750		796
Williams Partners LP/ACMP Finance Corp.,
4.88%, 5/15/23	175		178
Woodside Finance Ltd.,
3.70%, 9/15/26 (b)(e)	675		661
Yahoo!, Inc.,
0.00%, 12/1/18	300		298
ZF North America Capital, Inc.,
4.50%, 4/29/22 (b)	475		492
			48,926
Utilities (1.1%)
Duke Energy Corp.,
2.65%, 9/1/26	760		711
Entergy Louisiana LLC,
3.05%, 6/1/31	525		498
Exelon Generation Co., LLC,
6.25%, 10/1/39	445		449
Southern Power Co.,
Series D
1.95%, 12/15/19	550		546
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (b)	775		786
			2,990
			88,284
Mortgages - Other (7.2%)
Adjustable Rate Mortgage Trust,
3.37%, 6/25/35 (c)	600		575
Alternative Loan Trust,
0.94%, 5/25/47 (c)	184		157
Banc of America Alternative Loan Trust,
1.41%, 7/25/46 (c)	301		216
5.50%, 10/25/35	1,302		1,275
5.86%, 10/25/36	706		436
6.00%, 4/25/36	165		166
Banc of America Funding Trust,
5.25%, 7/25/37	417		419
ChaseFlex Trust,
6.00%, 2/25/37	1,068		806
Eurosail PLC,
1.33%, 6/13/45 (c)	GBP	350	394

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Fannie Mae Connecticut Avenue Securities,
4.76%, 5/25/25 (c)		$671	701
5.66%, 11/25/24 (c)		698	759
5.76%, 7/25/25 (c)		500	540
Farringdon Mortgages No. 2 PLC,
1.90%, 7/15/47 (c)	GBP	293	342
First Horizon Alternative Mortgage Securities Trust,
6.25%, 8/25/36		$539	437
Freddie Mac Structured Agency Credit Risk Debt Notes,
4.06%, 10/25/27 (c)		400	419
4.51%, 9/25/24 (c)		602	629
4.76%, 8/25/24 (c)		312	325
5.01%, 11/25/23 (c)		700	740
5.31%, 10/25/24 (c)		948	1,015
Freddie Mac Whole Loan Securities Trust,
3.00%, 7/25/46 – 10/25/46		1,261	1,243
3.50%, 5/25/45 – 10/25/46		2,198	2,219
3.88%, 5/25/45 (b)(c)		241	222
4.00%, 5/25/45		116	118
Grifonas Finance PLC,
0.09%, 8/28/39 (c)	EUR	544	435
HarborView Mortgage Loan Trust,
0.93%, 1/19/38 (c)		$267	233
IM Pastor 3 FTH,
0.00%, 3/22/43 (c)	EUR	539	449
Impac CMB Trust,
1.49%, 4/25/35 (c)		$264	208
JP Morgan Mortgage Trust,
3.14%, 6/25/37 (c)		248	229
6.00%, 6/25/37		170	166
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		1,040	979
6.50%, 9/25/37		1,253	940
Paragon Mortgages No. 13 PLC,
0.80%, 1/15/39 (c)	GBP	300	313
RALI Trust,
5.50%, 12/25/34		$839	825
6.00%, 11/25/36		308	246
			19,176
Municipal Bonds (0.9%)
City of Chicago, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		255	334
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	343
Illinois State Toll Highway Authority,
Highway Revenue, Build America Bonds
6.18%, 1/1/34		477	601
Municipal Electric Authority of Georgia,
6.64%, 4/1/57		283	349
6.66%, 4/1/57		320	389
New York City, NY,
Transitional Finance Authority Future Tax Secured Revenue
5.27%, 5/1/27		320	371
			2,387
Sovereign (5.9%)
Argentine Republic Government International Bond,
7.50%, 4/22/26 (b)		1,181	1,243

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	8,500	2,394
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,525	1,673
Hungary Government International Bond,
5.75%, 11/22/23	$2,046		2,272
Indonesia Government International Bond,
5.88%, 1/15/24	2,008		2,221
Mexico Government International Bond,
3.60%, 1/30/25	704		680
Petroleos de Venezuela SA,
6.00%, 11/15/26	550		213
Petroleos Mexicanos,
6.38%, 1/23/45	329		301
6.88%, 8/4/26 (b)	150		159
Poland Government Bond,
3.25%, 7/25/25	PLN	7,050	1,654
Spain Government Bond,
0.75%, 7/30/21	EUR	2,676	2,880
			15,690
U.S. Agency Security (0.8%)
Federal Home Loan Bank,
0.88%, 10/1/18	$2,070		2,059

U.S. Treasury Securities (7.7%)
U.S. Treasury Notes,
1.13%, 2/28/21	12,200		11,872
1.50%, 5/31/19	4,750		4,773
1.50%, 8/15/26 (e)	4,075		3,748
			20,393
Total Fixed Income Securities (Cost $253,692)			250,489

	Shares	Value (000)
Short-Term Investments (21.0%)
Securities held as Collateral on Loaned Securities (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g)	7,530,150	7,530

Investment Company (13.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g)	35,774,792	35,775

	Face Amount (000)
U.S. Treasury Securities (3.9%)
U.S. Treasury Bills,
0.51%, 3/23/17 (h)(i)	$680	680
U.S. Treasury Note
0.88%, 4/30/17 (e)	9,700	9,711
		10,391

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Certificates of Deposit (0.7%)
International Bank (0.7%)
Bank of Montreal,
1.23%, 5/3/17	2,010	2,011

Commercial Paper (0.2%)
International Bank (0.2%)
Credit Agricole SA,
1.25%, 2/9/17 (j)	475	474
Total Short-Term Investments (Cost $56,180)		56,181
Total Investments (115.1%) (Cost $309,872) Including $15,889 of Securities Loaned (k)(l)(m)		306,670
Liabilities in Excess of Other Assets (-15.1%)		(40,337)
Net Assets (100.0%)		$266,333

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2016.
(e)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2016 were approximately $15,889,000 and $16,186,000, respectively. The Portfolio received cash collateral of approximately $7,530,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $8,656,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2016.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by approximately $11,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at December 31, 2016.
(i)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(j)	The rates shown are the effective yields at the date of purchase.
(k)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(m)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,531,000 and the aggregate gross unrealized depreciation is approximately $6,733,000 resulting in net unrealized depreciation of approximately $3,202,000.

@	Value is less than $500.
IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	NZD	2,650	EUR	1,766	1/6/17	$18
Australia and New Zealand Banking Group	$17		AUD	23	1/6/17	(— @ )
Australia and New Zealand Banking Group	$669		JPY	75,993	1/6/17	(19)
Australia and New Zealand Banking Group	$525		NZD	742	1/6/17	(9)
Citibank NA	BRL	11,634	$3,402		1/6/17	(170)
Goldman Sachs International	EUR	6,977	$7,397		1/6/17	51
Goldman Sachs International	$1,444		CAD	1,918	1/6/17	(15)
HSBC Bank PLC	JPY	229,026	$2,010		1/6/17	50
HSBC Bank PLC	MXN	1,153	$56		1/6/17	— @
HSBC Bank PLC	NZD	945	$654		1/6/17	(2)
HSBC Bank PLC	$4		GBP	3	1/6/17	(— @ )
JPMorgan Chase Bank NA	GBP	1,565	$1,959		1/6/17	29
JPMorgan Chase Bank NA	TRY	60	$17		1/6/17	— @
JPMorgan Chase Bank NA	$1,624		BRL	5,337	1/6/17	15
JPMorgan Chase Bank NA	$1,916		BRL	6,296	1/6/17	17
JPMorgan Chase Bank NA	$16		GBP	13	1/6/17	(— @ )
JPMorgan Chase Bank NA	$657		HUF	193,963	1/6/17	3
UBS AG	CAD	1,906	$1,420		1/6/17	— @
UBS AG	HUF	193,959	$644		1/6/17	(16)
UBS AG	$462		GBP	374	1/6/17	(1)
UBS AG	$1,387		NOK	11,816	1/6/17	(18)
UBS AG	$691		NZD	984	1/6/17	(7)
UBS AG	$47		ZAR	667	1/6/17	1
Australia and New Zealand Banking Group	EUR	1,323	SEK	12,925	1/9/17	26
Australia and New Zealand Banking Group	SEK	15	$2		1/9/17	(— @ )
Citibank NA	PLN	7,335	$1,746		1/9/17	(6)
HSBC Bank PLC	EUR	45	$47		1/9/17	— @
HSBC Bank PLC	$16		EUR	15	1/9/17	— @
JPMorgan Chase Bank NA	$83		RON	354	1/9/17	(1)
JPMorgan Chase Bank NA	BRL	6,296	$1,902		2/3/17	(16)
						$(70)

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
German Euro BTP	11	$1,567	Mar-17	$18
U.S. Treasury 2 yr. Note	83	17,985	Mar-17	(6)
U.S. Treasury 5 yr. Note	306	36,005	Mar-17	12
U.S. Treasury Long Bond	4	603	Mar-17	(1)
U.S. Treasury Ultra Bond	102	16,345	Mar-17	(135)

Short:
German Euro Bund	24	(4,147)	Mar-17	(56)
U.S. Treasury 10 yr. Note	23	(2,859)	Mar-17	6
U.S. Treasury 10 yr. Ultra Long Bond	36	(4,826)	Mar-17	6
				$(156)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$995	1.00%	3/20/19	$19	$(37)	$(18)	BBB+
Deutsche Bank AG
CMBX.NA.BB.60	Sell	230	5.00	5/11/63	1	(32)	(31)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	286	5.00	5/11/63	(41)	4	(37)	NR
		$1,511			$(21)	$(65)	$(86)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.84%	12/7/21	$6,949	$35
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.07	12/21/21	6,888	(35)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26	12/7/26	3,656	25
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	3,683	(45)
						$(20)

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
NR		Not rated.
AUD	—	Australian Dollar
BRL	—	Brazilian Real

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
TRY	—	Turkish Lira
ZAR	—	South African Rand

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	20.4%
Industrials	16.4
Short-Term Investments	16.3
Finance	12.2
U.S. Treasury Securities	6.8
Mortgages - Other	6.4
Commercial Mortgage-Backed Securities	6.3
Asset-Backed Securities	5.8
Sovereign	5.2
Other***	4.2
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2016.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $84,337,000 with net unrealized depreciation of approximately $156,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $70,000 and does not include open swap agreements with net unrealized depreciation of approximately $85,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.9%)
Asset-Backed Securities (0.7%)
CVS Pass-Through Trust,
6.04%, 12/10/28	$105	$118
8.35%, 7/10/31 (a)	124	160
		278
Corporate Bonds (93.5%)
Finance (37.0%)
ABN Amro Bank N.V.
4.75%, 7/28/25 (a)	200	203
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 5/15/19	150	153
Air Lease Corp.
3.38%, 6/1/21	75	76
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	75	75
Ally Financial, Inc.
4.25%, 4/15/21	75	76
American Campus Communities Operating Partnership LP
3.75%, 4/15/23	100	101
American Express Credit Corp.,
MTN
2.38%, 5/26/20	200	200
American International Group, Inc.
4.88%, 6/1/22	175	191
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26 (b)	100	96
Bank of America Corp.,
MTN
2.15%, 11/9/20	75	74
Series G
3.50%, 4/19/26	275	272
MTN
4.00%, 4/1/24 – 1/22/25	350	357
5.00%, 1/21/44	125	137
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	60	62
BBVA Bancomer SA
6.50%, 3/10/21 (a)	150	162
BNP Paribas SA,
4.38%, 5/12/26 (a)(b)	200	198
5.00%, 1/15/21	95	104
Boston Properties LP,
3.65%, 2/1/26	100	99
3.80%, 2/1/24	25	25
BPCE SA
5.15%, 7/21/24 (a)	200	204
Brixmor Operating Partnership LP
4.13%, 6/15/26	150	150
Brookfield Finance, Inc.
4.25%, 6/2/26	150	149
Capital One Bank USA NA
3.38%, 2/15/23	342	339

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Capital One Financial Corp.
2.45%, 4/24/19	50	50
Chubb INA Holdings, Inc.
3.35%, 5/15/24	125	127
Citigroup, Inc.,
5.50%, 9/13/25	250	275
6.68%, 9/13/43	50	64
8.13%, 7/15/39	100	149
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	249
CNA Financial Corp.
5.75%, 8/15/21	75	84
Cooperatieve Rabobank UA
3.95%, 11/9/22	250	258
Credit Suisse AG,
MTN
3.63%, 9/9/24	250	252
6.00%, 2/15/18	61	63
CubeSmart LP
3.13%, 9/1/26	50	47
Discover Bank
2.00%, 2/21/18	250	250
Discover Financial Services
3.95%, 11/6/24	75	74
Federal Realty Investment Trust
3.63%, 8/1/46	75	66
Five Corners Funding Trust
4.42%, 11/15/23 (a)	200	212
GE Capital International Funding Co.,
2.34%, 11/15/20	200	200
4.42%, 11/15/35	211	222
Goldman Sachs Group, Inc. (The),
2.35%, 11/15/21	175	170
MTN
4.80%, 7/8/44	125	132
6.25%, 2/1/41	75	93
6.75%, 10/1/37	230	285
Goodman Funding Pty Ltd.
6.38%, 4/15/21 (a)	250	283
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	275	301
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	100	100
HSBC Finance Corp.
6.68%, 1/15/21	235	264
HSBC Holdings PLC,
2.65%, 1/5/22	200	195
6.50%, 5/2/36	100	124
HSBC USA, Inc.
3.50%, 6/23/24	100	101
ING Bank N.V.
5.80%, 9/25/23 (a)	100	110
Intesa Sanpaolo SpA
3.88%, 1/16/18	200	203
JPMorgan Chase & Co.,
MTN
2.30%, 8/15/21	100	98
2.95%, 10/1/26	150	143
3.20%, 6/15/26	75	74
4.13%, 12/15/26	125	128

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

KeyBank NA
1.60%, 8/22/19	250	247
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	200	200
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (a)	50	49
Lincoln National Corp.
7.00%, 6/15/40	75	95
Lloyds Banking Group PLC
3.10%, 7/6/21	200	203
Massachusetts Mutual Life Insurance Co.
4.50%, 4/15/65 (a)	50	46
Metropolitan Life Global Funding I,
1.75%, 12/19/18 (a)	225	225
2.00%, 4/14/20 (a)	200	198
Mizuho Financial Group, Inc.
2.63%, 4/12/21 (a)	225	223
Nationwide Building Society
6.25%, 2/25/20 (a)	260	290
Pacific LifeCorp
6.00%, 2/10/20 (a)	150	162
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	80	82
Prudential Financial, Inc.,
MTN
4.60%, 5/15/44	75	78
5.63%, 6/15/43 (c)	170	177
Realty Income Corp.
3.25%, 10/15/22	150	151
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	200	192
Santander UK Group Holdings PLC
3.13%, 1/8/21	125	125
Santander UK PLC
5.00%, 11/7/23 (a)	200	204
Simon Property Group LP
2.50%, 7/15/21	125	125
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (a)	200	200
Standard Chartered PLC
2.10%, 8/19/19 (a)	225	223
State Street Corp.
1.95%, 5/19/21	175	172
Synchrony Financial
3.00%, 8/15/19	200	203
TD Ameritrade Holding Corp.
3.63%, 4/1/25	100	102
Toronto-Dominion Bank (The),
Series G
1.45%, 9/6/18	200	199
3.63%, 9/15/31 (b)(c)	175	171
Travelers Cos., Inc. (The)
3.75%, 5/15/46	50	47
UnitedHealth Group, Inc.,
2.75%, 2/15/23	55	55
2.88%, 3/15/23	255	256
3.75%, 7/15/25	150	155
Weingarten Realty Investors
3.38%, 10/15/22	150	150
Wells Fargo & Co.,
2.15%, 1/15/19	60	60

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

3.00%, 10/23/26	400	381
MTN
4.10%, 6/3/26	225	228
Westpac Banking Corp.
2.85%, 5/13/26	150	144
		14,767
Industrials (48.1%)
21st Century Fox America, Inc.
4.75%, 9/15/44	125	125
ABB Treasury Center USA, Inc.
4.00%, 6/15/21 (a)	50	53
Abbott Laboratories
3.40%, 11/30/23	250	249
AbbVie, Inc.,
3.20%, 5/14/26	100	95
4.70%, 5/14/45	75	74
Actavis Funding SCS,
4.75%, 3/15/45	130	128
4.85%, 6/15/44	50	50
Air Liquide Finance SA
2.25%, 9/27/23 (a)	200	191
Alfa SAB de CV
5.25%, 3/25/24 (a)	200	205
Alibaba Group Holding Ltd.
2.50%, 11/28/19	200	201
Altria Group, Inc.
5.38%, 1/31/44	55	64
Amazon.com, Inc.,
3.80%, 12/5/24	75	79
4.95%, 12/5/44	50	57
American Airlines Pass-Through Trust
4.00%, 7/15/25	170	175
Amgen, Inc.
4.66%, 6/15/51 (a)	109	105
Anadarko Petroleum Corp.,
5.55%, 3/15/26 (b)	25	28
6.45%, 9/15/36	125	149
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	125	127
3.70%, 2/1/24	200	207
4.90%, 2/1/46	175	190
Apple, Inc.,
2.45%, 8/4/26	150	141
3.85%, 5/4/43	50	48
4.50%, 2/23/36	125	134
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	200	200
Aramark Services, Inc.
4.75%, 6/1/26 (a)	100	99
AstraZeneca PLC
6.45%, 9/15/37	125	162
AT&T, Inc.,
4.50%, 3/9/48	287	259
4.55%, 3/9/49	75	68
5.15%, 3/15/42	75	75
Automatic Data Processing, Inc.
3.38%, 9/15/25	50	51
Baidu, Inc.
3.25%, 8/6/18	200	204

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Barrick Gold Corp.
4.10%, 5/1/23	100	103
Baxalta, Inc.
5.25%, 6/23/45	50	54
BHP Billiton Finance USA Ltd.,
3.85%, 9/30/23 (b)	50	53
5.00%, 9/30/43	75	84
Boston Scientific Corp.
3.85%, 5/15/25	100	100
BP Capital Markets PLC,
3.02%, 1/16/27	100	97
3.12%, 5/4/26	125	122
Brambles USA, Inc.
4.13%, 10/23/25 (a)	150	153
British Airways Pass-Through Trust
4.63%, 6/20/24 (a)	156	166
Buckeye Partners LP
4.15%, 7/1/23	175	177
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	78
4.55%, 9/1/44	50	53
Caterpillar, Inc.
3.80%, 8/15/42	50	48
CBS Corp.,
4.60%, 1/15/45	25	24
4.90%, 8/15/44	50	50
CEVA Group PLC
7.00%, 3/1/21 (a)	75	61
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	75	79
6.48%, 10/23/45	150	174
Cimarex Energy Co.
5.88%, 5/1/22	150	156
Cisco Systems, Inc.
1.85%, 9/20/21	275	269
Coca-Cola Co.
1.38%, 5/30/19	175	174
ConocoPhillips Co.
2.20%, 5/15/20	100	99
Crown Castle International Corp.,
3.40%, 2/15/21	100	102
4.45%, 2/15/26	75	78
CVS Health Corp.
2.13%, 6/1/21	75	74
Danone SA
1.69%, 10/30/19 (a)	200	198
DCP Midstream LLC
5.35%, 3/15/20 (a)	38	40
Delphi Automotive PLC
3.15%, 11/19/20	125	127
Deutsche Telekom International Finance BV
8.75%, 6/15/30	75	111
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 7/15/36 (a)	75	89
Dollar General Corp.
3.25%, 4/15/23	125	124
Eastman Chemical Co.
3.80%, 3/15/25	100	101
eBay, Inc.
2.50%, 3/9/18	100	101

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Eldorado Gold Corp.
6.13%, 12/15/20 (a)(b)	105	107
Enable Midstream Partners LP
3.90%, 5/15/24	125	119
Endeavor Energy Resources LP/EER Finance, Inc.
7.00%, 8/15/21 (a)	75	78
Energy Transfer Partners LP
6.50%, 2/1/42	125	135
Ensco PLC
5.75%, 10/1/44	50	37
Enterprise Products Operating LLC
4.45%, 2/15/43	175	167
Express Scripts Holding Co.
4.50%, 2/25/26	100	103
Exxon Mobil Corp.
4.11%, 3/1/46	75	77
FedEx Corp.
3.20%, 2/1/25	100	100
Ford Motor Credit Co., LLC,
3.10%, 5/4/23	200	193
5.88%, 8/2/21	200	221
General Motors Co.
6.60%, 4/1/36	25	29
General Motors Financial Co., Inc.,
4.30%, 7/13/25	55	55
4.38%, 9/25/21	125	130
Gilead Sciences, Inc.,
3.65%, 3/1/26	25	25
4.50%, 2/1/45	25	25
4.80%, 4/1/44	50	52
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	75	99
Goldcorp, Inc.
5.45%, 6/9/44	50	49
Hanesbrands, Inc.,
4.63%, 5/15/24 (a)	40	39
4.88%, 5/15/26 (a)	60	59
Harris Corp.
4.85%, 4/27/35	50	53
HCA, Inc.
4.75%, 5/1/23	130	133
Heathrow Funding Ltd.
4.88%, 7/15/21 (a)	190	203
Hess Corp.
6.00%, 1/15/40	40	41
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/1/25 (a)	55	56
Home Depot, Inc.,
2.13%, 9/15/26	50	46
3.35%, 9/15/25	25	26
5.88%, 12/16/36	109	138
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	200	200
International Paper Co.
3.00%, 2/15/27	150	142
John Deere Capital Corp.,
MTN
1.25%, 10/9/19	225	221
Johnson Controls International PLC
3.90%, 2/14/26	75	77

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/1/26 (a)	100	102
Kinder Morgan Energy Partners LP
4.15%, 2/1/24 (b)	150	152
Kinder Morgan, Inc.,
4.30%, 6/1/25 (b)	50	52
5.55%, 6/1/45	50	53
Kraft Heinz Foods Co.
4.38%, 6/1/46	175	165
Kroger Co. (The)
6.90%, 4/15/38	80	103
Lockheed Martin Corp.
3.55%, 1/15/26	125	128
Lowe’s Cos., Inc.
2.50%, 4/15/26	175	166
LyondellBasell Industries N.V.
4.63%, 2/26/55	75	70
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	100	90
MasTec, Inc.
4.88%, 3/15/23	90	88
McDonald’s Corp.,
MTN
4.60%, 5/26/45	100	104
Mead Johnson Nutrition Co.
3.00%, 11/15/20	75	76
Medtronic, Inc.
4.63%, 3/15/45	200	217
Merck & Co., Inc.
2.80%, 5/18/23	125	126
Microsoft Corp.,
1.55%, 8/8/21	175	170
4.45%, 11/3/45	125	134
MPLX LP
4.00%, 2/15/25	100	97
Mylan N.V.
3.95%, 6/15/26 (a)	150	141
NBC Universal Media LLC
5.95%, 4/1/41	275	340
NetApp, Inc.
2.00%, 12/15/17	100	100
Netflix, Inc.
4.38%, 11/15/26 (a)	50	49
Newell Brands, Inc.
3.85%, 4/1/23	175	182
Nissan Motor Acceptance Corp.
2.55%, 3/8/21 (a)	150	150
Noble Energy, Inc.
5.05%, 11/15/44	50	50
NOVA Chemicals Corp.
5.25%, 8/1/23 (a)	120	122
Novartis Capital Corp.
4.40%, 5/6/44	75	81
Omnicom Group, Inc.,
3.60%, 4/15/26	50	50
3.63%, 5/1/22	95	98
3.65%, 11/1/24	23	23
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (a)	225	221
Oracle Corp.
4.50%, 7/8/44	150	154

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Orange SA
9.00%, 3/1/31	50	75
PepsiCo, Inc.,
1.70%, 10/6/21	200	194
3.60%, 3/1/24	100	104
Pfizer, Inc.
3.00%, 12/15/26	225	222
Philip Morris International, Inc.
4.50%, 3/20/42	75	77
Phillips 66
5.88%, 5/1/42	25	30
Phillips 66 Partners LP
4.68%, 2/15/45	25	23
Ryder System, Inc.,
MTN
2.65%, 3/2/20	50	50
Shell International Finance BV
1.38%, 9/12/19	175	173
Southern Copper Corp.
7.50%, 7/27/35 (b)	100	116
Spectra Energy Capital LLC
7.50%, 9/15/38	100	121
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (a)	200	201
Telefonica Europe BV
8.25%, 9/15/30	84	111
Telstra Corp., Ltd.
3.13%, 4/7/25 (a)	65	64
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/1/26 (b)	100	92
4.10%, 10/1/46 (b)	75	65
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	125	118
Time Warner, Inc.,
3.80%, 2/15/27	150	149
4.85%, 7/15/45	75	75
TransCanada PipeLines Ltd.
7.63%, 1/15/39	75	108
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (a)(b)	75	71
4.13%, 2/2/26 (a)	95	97
Tyson Foods, Inc.
4.88%, 8/15/34	50	51
Under Armour, Inc.
3.25%, 6/15/26	100	95
United Airlines Pass-Through Trust,
Class A
4.30%, 8/15/25	203	209
Vale Overseas Ltd.
6.88%, 11/21/36 (b)	75	74
Verizon Communications, Inc.,
4.67%, 3/15/55	278	262
5.01%, 8/21/54	210	211
Viacom, Inc.
5.85%, 9/1/43	50	49
Visa, Inc.
4.30%, 12/14/45	125	132
Vodafone Group PLC
4.38%, 2/19/43	50	44

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	200	198
Wal-Mart Stores, Inc.,
3.30%, 4/22/24 (b)	150	154
5.25%, 9/1/35	75	90
Walgreens Boots Alliance, Inc.,
3.45%, 6/1/26	50	49
3.80%, 11/18/24	25	25
Whole Foods Market, Inc.
5.20%, 12/3/25	100	106
Williams Partners LP/ACMP Finance Corp.
4.88%, 5/15/23	125	127
WM Wrigley Jr. Co.
2.90%, 10/21/19 (a)	230	234
Woodside Finance Ltd.
3.70%, 9/15/26 (a)	150	147
		19,194
Utilities (8.4%)
Alabama Power Co.
3.75%, 3/1/45	125	118
Baltimore Gas & Electric Co.
2.40%, 8/15/26	75	70
Black Hills Corp.
3.15%, 1/15/27	75	72
Boston Gas Co.
4.49%, 2/15/42 (a)	125	128
CenterPoint Energy Houston Electric LLC
1.85%, 6/1/21	150	147
CMS Energy Corp.
6.25%, 2/1/20	200	221
DTE Energy Co.
1.50%, 10/1/19	100	98
Duke Energy Carolinas LLC
3.75%, 6/1/45	75	72
Duke Energy Corp.
2.65%, 9/1/26	150	140
Enel Finance International N.V.
6.00%, 10/7/39 (a)	100	112
Entergy Arkansas, Inc.
3.50%, 4/1/26	75	77
Entergy Louisiana LLC
3.05%, 6/1/31	75	71
Exelon Generation Co., LLC
6.25%, 10/1/39	145	146
Fortis, Inc.
2.10%, 10/4/21 (a)	100	97
Nevada Power Co.,
Series N
6.65%, 4/1/36	150	198
NextEra Energy Capital Holdings, Inc.
1.65%, 9/1/18	125	125
Oncor Electric Delivery Co., LLC
2.95%, 4/1/25	75	74
Public Service Electric & Gas Co.,
MTN
2.25%, 9/15/26	150	139
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	75	74

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Sempra Energy
6.00%, 10/15/39	125	150
South Carolina Electric & Gas Co.
4.50%, 6/1/64	75	74
Southern Power Co.,
Series D
1.95%, 12/15/19	50	50
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (a)	200	203
TransAlta Corp.
4.50%, 11/15/22	213	210
Virginia Electric & Power Co.
2.95%, 1/15/22	325	330
WEC Energy Group, Inc.
3.55%, 6/15/25	75	77
Xcel Energy, Inc.
3.30%, 6/1/25 (b)	75	75
		3,348
		37,309
Sovereign (0.5%)
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 4/28/20 (a)	200	199

Variable Rate Senior Loan Interest (0.2%)
Industrial (0.2%)
FMG Resources Pty Ltd.,
Term B
3.75%, 6/30/19	59	59
Total Fixed Income Securities (Cost $37,619)		37,845

	Shares	Value (000)
Short-Term Investments (5.8%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d)	135,875	136

Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d)	1,833,093	1,833

	Face Amount (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.41%, 3/23/17 (e)(f)	$360	360
Total Short-Term Investments (Cost $2,329)		2,329

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Total Investments (100.7%) (Cost $39,948) Including $1,516 of Securities Loaned (g)(h)(i)	40,174
Liabilities in Excess of Other Assets (-0.7%)	(285)
Net Assets (100.0%)	$39,889

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2016 were approximately $1,516,000 and $1,545,000 respectively. The Portfolio received cash collateral of approximately $136,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,409,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.
(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)	Rate shown is the yield to maturity at December 31, 2016.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(g)	Securities are available for collateral in connection with open futures contracts and swap agreements.
(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(i)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $795,000 and the aggregate gross unrealized depreciation is approximately $569,000 resulting in net unrealized appreciation of approximately $226,000.

MTN	Medium Term Note.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	11	$2,384	Mar-17	$ (— @	)
U.S. Treasury 5 yr. Note	14	1,647	Mar-17	(2)
U.S. Treasury Long Bond	9	1,356	Mar-17	(5)
U.S. Treasury Ultra Bond	3	481	Mar-17	(— @	)

Short:
U.S. Treasury 10 yr. Note	15	(1,864)	Mar-17	4
U.S. Treasury 10 yr. Ultra Long Bond	9	(1,207)	Mar-17	1
				$(2)

Credit Default Swap Agreement:

The Portfolio had the following credit default swap agreement open at December 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$200	1.00%	3/20/19	$4	$(7)	$(3)	BBB+

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.86%	12/8/21	$1,025	$4
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	12/8/26	550	2
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	680	(8)
						$(2)

@	Amount is less than $500.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Institutional Fund Trust

First Quarter ReportDecember 31, 2016 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	48.1%
Finance	36.9
Utilities	8.4
Short-Term Investments	5.5
Other***	1.1
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2016.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $8,939,000 with net unrealized depreciation of approximately $2,000. Does not include open swap agreements with net unrealized depreciation of approximately $9,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Corporate Bonds (91.3%)
Basic Materials (4.5%)
American Gilsonite Co.
11.50%, 9/1/17 (a)(b)(c)	$500	$323
Chemtura Corp.
5.75%, 7/15/21	525	546
Eco Services Operations LLC/Eco Finance Corp.
8.50%, 11/1/22 (a)	500	534
Hexion, Inc.,
8.88%, 2/1/18	550	550
10.00%, 4/15/20	250	250
HudBay Minerals, Inc.
7.25%, 1/15/23 (a)	600	622
International Wire Group, Inc.
10.75%, 8/1/21 (a)	750	707
Lundin Mining Corp.
7.50%, 11/1/20 (a)	250	267
MSCI, Inc.
4.75%, 8/1/26 (a)	250	249
Prince Mineral Holding Corp.
11.50%, 12/15/19 (a)	800	786
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 5/1/22 (a)	500	501
Versum Materials, Inc.
5.50%, 9/30/24 (a)	225	231
		5,566
Communications (7.1%)
Bankrate, Inc.
6.13%, 8/15/18 (a)	565	573
Cable One, Inc.
5.75%, 6/15/22 (a)	630	650
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24	600	628
Columbus Cable Barbados Ltd.
7.38%, 3/30/21 (a)	500	534
CommScope, Inc.
5.50%, 6/15/24 (a)	400	415
CSC Holdings LLC
5.25%, 6/1/24	500	490
DISH DBS Corp.
7.75%, 7/1/26	250	283
GCI, Inc.
6.75%, 6/1/21	250	258
Gray Television, Inc.
5.88%, 7/15/26 (a)	250	249
Intelsat Jackson Holdings SA
8.00%, 2/15/24 (a)	500	516
Lamar Media Corp.,
5.38%, 1/15/24	250	260
5.75%, 2/1/26	300	317
MDC Partners, Inc.
6.50%, 5/1/24 (a)	500	452
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (a)	450	474
6.88%, 8/15/23 (a)	350	375

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Netflix, Inc.
5.88%, 2/15/25	250	270
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.63%, 2/15/24	500	523
SFR Group SA
6.00%, 5/15/22 (a)	500	515
Sinclair Television Group, Inc.
5.88%, 3/15/26 (a)	250	252
T-Mobile USA, Inc.
6.84%, 4/28/23	500	537
Virgin Media Secured Finance PLC
5.50%, 8/15/26 (a)	250	250
		8,821
Consumer, Cyclical (19.7%)
Air Canada
7.75%, 4/15/21 (a)	500	561
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)	200	187
Allied Specialty Vehicles, Inc.
8.50%, 11/1/19 (a)	750	774
American Airlines Group, Inc.
5.50%, 10/1/19 (a)	500	519
American Builders & Contractors Supply Co., Inc.
5.63%, 4/15/21 (a)	500	518
Aramark Services, Inc.
4.75%, 6/1/26 (a)	250	248
AV Homes, Inc.
8.50%, 7/1/19	750	778
Beacon Roofing Supply, Inc.
6.38%, 10/1/23	500	536
Beazer Homes USA, Inc.
8.75%, 3/15/22 (a)	500	541
Carrols Restaurant Group, Inc.
8.00%, 5/1/22	500	541
CCM Merger, Inc.
9.13%, 5/1/19 (a)	73	76
Century Communities, Inc.
6.88%, 5/15/22	750	772
Chester Downs & Marina LLC/Chester Downs Finance Corp.
9.25%, 2/1/20 (a)	700	675
Churchill Downs, Inc.
5.38%, 12/15/21	300	313
Commercial Vehicle Group, Inc.
7.88%, 4/15/19	750	753
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 7/1/19 (a)	717	722
Eldorado Resorts, Inc.
7.00%, 8/1/23	400	426
EMI Music Publishing Group North America Holdings, Inc.
7.63%, 6/15/24 (a)	550	597
Exide Technologies
8.63%, 2/1/18 (b)(c)(d)	100	—
FelCor Lodging LP
6.00%, 6/1/25	250	261
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	605	600
Gibson Brands, Inc.
8.88%, 8/1/18 (a)	900	837

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22	750	722
Golden Nugget, Inc.
8.50%, 12/1/21 (a)	500	534
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 3/15/19 (a)	500	528
Guitar Center, Inc.
6.50%, 4/15/19 (a)	700	639
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	246
JC Penney Corp., Inc.
8.13%, 10/1/19	500	542
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24 (a)	250	256
Lions Gate Entertainment Corp.
5.88%, 11/1/24 (a)	550	561
Mattamy Group Corp.
6.88%, 12/15/23 (a)	400	407
Meritor, Inc.
6.25%, 2/15/24	750	739
National CineMedia LLC
5.75%, 8/15/26	300	306
Neiman Marcus Group Ltd., LLC
8.75%, 10/15/21 (a)(e)	350	249
Oshkosh Corp.
5.38%, 3/1/22	500	521
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	500	525
Playa Resorts Holding BV
8.00%, 8/15/20 (a)	500	524
Rite Aid Corp.,
6.13%, 4/1/23 (a)	250	270
6.75%, 6/15/21	500	526
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
6.13%, 8/15/21 (a)	500	513
RSI Home Products, Inc.
6.50%, 3/15/23 (a)	500	525
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	500	523
Sonic Automotive, Inc.
5.00%, 5/15/23	500	489
Speedway Motorsports, Inc.
5.13%, 2/1/23	500	501
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
6.38%, 6/1/21 (a)	594	595
Tempur Sealy International, Inc.
5.50%, 6/15/26	250	252
Tops Holding LLC/Tops Markets II Corp.
8.00%, 6/15/22 (a)	750	649
United Continental Holdings, Inc.
6.38%, 6/1/18	400	419
VistaJet Malta Finance PLC/VistaJet Co., Finance LLC
7.75%, 6/1/20 (a)	500	348
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	250	241
		24,385

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Consumer, Non-Cyclical (13.9%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	250	250
5.63%, 2/15/23	500	502
ACCO Brands Corp.
5.25%, 12/15/24 (a)	250	252
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	400	338
Alere, Inc.
6.38%, 7/1/23 (a)	200	200
APX Group, Inc.
6.38%, 12/1/19	500	517
Beverages & More, Inc.
10.00%, 11/15/18 (a)	739	707
Brand Energy & Infrastructure Services, Inc.
8.50%, 12/1/21 (a)	750	771
Bumble Bee Holdco SCA
9.63%, 3/15/18 (a)(e)	715	698
Bumble Bee Holdings, Inc.
9.00%, 12/15/17 (a)	500	495
Central Garden & Pet Co.
6.13%, 11/15/23	500	530
Cenveo Corp.
6.00%, 8/1/19 (a)	750	673
Concordia International Corp.
7.00%, 4/15/23 (a)	250	80
DPx Holdings BV
7.50%, 2/1/22 (a)	100	106
DS Services of America, Inc.
10.00%, 9/1/21 (a)	304	335
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	750	661
Envision Healthcare Corp.
5.63%, 7/15/22	400	414
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	250	251
Great Lakes Dredge & Dock Corp.
7.38%, 2/1/19	750	746
Harland Clarke Holdings Corp.
9.75%, 8/1/18 (a)	750	768
HCA, Inc.
5.25%, 6/15/26	250	259
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 8/1/23 (a)	500	536
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	300	298
Live Nation Entertainment, Inc.
4.88%, 11/1/24 (a)	350	352
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	500	450
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	150	158
New Amethyst Corp.
6.25%, 12/1/24 (a)	250	264
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%, 1/15/24	450	479
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	400	178
Quintiles Transnational Corp.
4.88%, 5/15/23 (a)	300	306
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/25 (a)	500	511

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Service Corp. International
5.38%, 1/15/22	250	261
Spectrum Brands, Inc.
5.75%, 7/15/25	250	261
Teleflex, Inc.
4.88%, 6/1/26	200	199
Tenet Healthcare Corp.
4.46%, 6/15/20 (f)	525	532
TMS International Corp.
7.63%, 10/15/21 (a)	975	936
TreeHouse Foods, Inc.
6.00%, 2/15/24 (a)	500	527
United Rentals North America, Inc.
5.75%, 11/15/24	500	527
Valeant Pharmaceuticals International, Inc.,
5.88%, 5/15/23 (a)	250	190
6.13%, 4/15/25 (a)	250	189
Wells Enterprises, Inc.
6.75%, 2/1/20 (a)	500	518
		17,225
Diversified (0.7%)
Horizon Pharma, Inc.
6.63%, 5/1/23	450	431
PetSmart, Inc.
7.13%, 3/15/23 (a)	500	511
		942
Energy (15.6%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.88%, 12/15/24 (a)	500	520
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 9/15/24 (a)	500	508
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (a)	750	754
Callon Petroleum Co.
6.13%, 10/1/24 (a)	400	414
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23	800	824
Concho Resources, Inc.
5.50%, 4/1/23	500	521
Continental Resources, Inc.
5.00%, 9/15/22	750	760
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 4/1/23	250	256
CrownRock LP/CrownRock Finance, Inc.
7.75%, 2/15/23 (a)	200	217
DCP Midstream LLC
5.35%, 3/15/20 (a)	400	417
Denbury Resources, Inc.
5.50%, 5/1/22	1,000	877
Endeavor Energy Resources LP/EER Finance, Inc.,
7.00%, 8/15/21 (a)	250	261
8.13%, 9/15/23 (a)	500	536
Ensco PLC
4.50%, 10/1/24	750	645
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	499
5.75%, 10/1/25 (a)	250	254

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Holly Energy Partners LP/Holly Energy Finance Corp.
6.00%, 8/1/24 (a)	200	210
Laredo Petroleum, Inc.,
5.63%, 1/15/22	250	253
6.25%, 3/15/23	450	468
Lonestar Resources America, Inc.
8.75%, 4/15/19 (a)	800	736
Matador Resources Co.,
6.88%, 4/15/23	225	237
6.88%, 4/15/23 (a)	75	79
Murphy Oil Corp.
6.88%, 8/15/24	400	427
Newfield Exploration Co.
5.38%, 1/1/26	500	512
Northern Oil and Gas, Inc.
8.00%, 6/1/20	750	626
Northern Tier Energy LLC/Northern Tier Finance Corp.
7.13%, 11/15/20	550	574
ONEOK, Inc.
4.25%, 2/1/22	500	505
Pacific Drilling V Ltd.
7.25%, 12/1/17 (a)	600	285
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	700	706
PDC Energy, Inc.
6.13%, 9/15/24 (a)	500	514
Rice Energy, Inc.
6.25%, 5/1/22	550	568
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.63%, 7/15/22	50	49
5.63%, 11/15/23	600	588
RSP Permian, Inc.,
5.25%, 1/15/25 (a)	250	252
6.63%, 10/1/22	500	531
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)	350	373
SM Energy Co.,
5.00%, 1/15/24	750	711
6.75%, 9/15/26	325	336
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 9/15/24 (a)	210	209
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.38%, 5/1/24	500	538
Whiting Petroleum Corp.
5.75%, 3/15/21	750	751
		19,301
Finance (9.3%)
Baytex Energy Corp.
5.63%, 6/1/24 (a)	750	666
CNO Financial Group, Inc.
4.50%, 5/30/20	500	515
Compiler Finance Sub, Inc.
7.00%, 5/1/21 (a)	500	232
CTR Partnership LP/CareTrust Capital Corp.
5.88%, 6/1/21	500	511
DuPont Fabros Technology LP
5.63%, 6/15/23	500	524
HUB International Ltd.
7.88%, 10/1/21 (a)	500	529

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 8/1/20	500	513
Infinity Acquisition LLC/Infinity Acquisition Finance Corp.
7.25%, 8/1/22 (a)	250	212
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.25%, 1/15/18	500	499
Iron Mountain, Inc.
6.00%, 10/1/20 (a)	500	529
iStar, Inc.
6.50%, 7/1/21	500	516
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	750	765
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 4/15/22 (a)	650	630
KCG Holdings, Inc.
6.88%, 3/15/20 (a)	750	754
Kennedy-Wilson, Inc.
5.88%, 4/1/24	500	511
MGIC Investment Corp.
5.75%, 8/15/23	400	418
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 3/1/24	250	263
NewStar Financial, Inc.
7.25%, 5/1/20	400	400
Post Holdings, Inc.
5.00%, 8/15/26 (a)	200	192
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 6/15/21 (a)	500	505
Radian Group, Inc.
7.00%, 3/15/21	525	586
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 2/1/21	500	515
Starwood Property Trust, Inc.
5.00%, 12/15/21 (a)	250	254
Tervita Escrow Corp.
7.63%, 12/1/21 (a)	250	256
Valvoline, Inc.
5.50%, 7/15/24 (a)	200	208
		11,503
Industrials (17.5%)
ADS Tactical, Inc.
11.00%, 4/1/18 (a)	550	560
Apex Tool Group LLC
7.00%, 2/1/21 (a)	500	450
ARD Finance SA
7.13%, 9/15/23 (a)(e)	600	595
Artesyn Embedded Technologies, Inc.
9.75%, 10/15/20 (a)	753	693
Associated Asphalt Partners LLC/Road Holdings III LLC/Associated Asphalt Finance
8.50%, 2/15/18 (a)	517	522
Belden, Inc.
5.25%, 7/15/24 (a)	500	505
BlueLine Rental Finance Corp.
7.00%, 2/1/19 (a)	500	490
CEVA Group PLC
4.00%, 5/1/18 (a)	750	679
Cleaver-Brooks, Inc.
8.75%, 12/15/19 (a)	750	785

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Consolidated Container Co., LLC/Consolidated Container Capital, Inc.
10.13%, 7/15/20 (a)	600	616
Coveris Holdings SA
7.88%, 11/1/19 (a)	200	200
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	750	776
CTP Transportation Products LLC/CTP Finance, Inc.
8.25%, 12/15/19 (a)	750	651
Dollar Tree, Inc.
5.75%, 3/1/23	500	532
Eagle Materials, Inc.
4.50%, 8/1/26	250	251
Emeco Pty Ltd.
9.88%, 3/15/19 (a)	200	155
EnPro Industries, Inc.
5.88%, 9/15/22	502	518
Flexi-Van Leasing, Inc.
7.88%, 8/15/18 (a)	550	503
GCP Applied Technologies, Inc.
9.50%, 2/1/23 (a)	500	575
Gibraltar Industries, Inc.
6.25%, 2/1/21	586	605
Grinding Media, Inc./MC Grinding Media Canada, Inc.
7.38%, 12/15/23 (a)	500	527
Iracore International Holdings, Inc.
9.50%, 6/1/18 (a)	400	210
JB Poindexter & Co., Inc.
9.00%, 4/1/22 (a)	650	686
Kemet Corp.
10.50%, 5/1/18	450	450
LMI Aerospace, Inc.
7.38%, 7/15/19	500	501
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	750	744
MasTec, Inc.
4.88%, 3/15/23	600	589
Michael Baker Holdings LLC/Michael Baker Finance Corp.
8.88%, 4/15/19 (a)(e)	384	352
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.25%, 10/15/18 (a)	500	495
Novelis Corp.
5.88%, 9/30/26 (a)	225	228
OPE KAG Finance Sub, Inc.
7.88%, 7/31/23 (a)	500	507
Plastipak Holdings, Inc.
6.50%, 10/1/21 (a)	500	525
SAExploration Holdings, Inc.
10.00%, 4/14/19 (a)(e)	928	733
SBA Communications Corp.
4.88%, 9/1/24 (a)	300	297
Standard Industries, Inc.
5.50%, 2/15/23 (a)	550	572
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	516
Syncreon Group BV/Syncreon Global Finance US, Inc.
8.63%, 11/1/21 (a)	450	331
Techniplas LLC
10.00%, 5/1/20 (a)	585	510
US Concrete, Inc.
6.38%, 6/1/24	400	424

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Vander Intermediate Holding II Corp.
9.75%, 2/1/19 (a)(e)	105	76
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (a)	475	496
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	500	524
Zachry Holdings, Inc.
7.50%, 2/1/20 (a)	750	773
		21,727
Technology (2.5%)
BCP Singapore VI Cayman Financing Co., Ltd.
8.00%, 4/15/21 (a)	450	443
Boxer Parent Co., Inc.
9.00%, 10/15/19 (a)(e)	450	424
DynCorp International, Inc.
11.88%, 11/30/20 (e)	673	629
First Data Corp.
7.00%, 12/1/23 (a)	500	534
JDA Escrow LLC/JDA Bond Finance, Inc.
7.38%, 10/15/24 (a)	475	494
Western Digital Corp.
7.38%, 4/1/23 (a)	500	551
		3,075
Utilities (0.5%)
DPL, Inc.
6.75%, 10/1/19	250	256
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	400	411
		667
		113,212
Sovereign (0.9%)
Government (0.9%)
Select Medical Corp.
6.38%, 6/1/21	350	352
Shape Technologies Group, Inc.
7.63%, 2/1/20 (a)	770	791
		1,143
Variable Rate Senior Loan Interests (4.8%)
Basic Materials (0.3%)
FMG Resources Pty Ltd., Term B
3.75%, 6/30/19	365	366

Consumer, Cyclical (0.7%)
Navistar International Corp., Term B
6.50%, 8/17/17	396	401
Neiman Marcus Group, Inc., Term Loan
4.25%, 10/25/20	499	435
		836

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Consumer, Non-Cyclical (0.3%)
Concordia International Corp.,
Term Loan
5.25%, 10/21/21	497	391
Finance (0.2%)
Istar Financial, Inc.,
Term B
5.50%, 7/1/20	249	253
Industrials (3.3%)
American Bath Group, LLC,
1st Lien Term
6.75%, 9/27/23	599	601
Commercial Barge Line Co.,
1st Lien Term
9.75%, 11/6/20	481	456
Conduent, Inc,
Term B
6.25%, 11/18/23	500	507
Coveris Holdings SA,
Term B
4.50%, 5/8/19	298	301
Gates Global, Inc.,
Term B
4.25%, 7/5/21	389	390
Gruden Acquisition, Inc.,
1st Lien Term
5.75%, 7/20/22	495	474
Harsco Corp.,
Term B
6.00%, 10/21/23	400	409
SAExploration Holdings, Inc.,
Term Loan
10.00%, 6/28/23	750	742
TTM Technologies, Inc.,
1st Lien Term
5.25%, 4/21/22	295	299
		4,179
		6,025
Total Fixed Income Securities (Cost $118,587)		120,380

	Shares	Value (000)
Common Stocks (0.1%)
Auto Components (0.0%)
Exide Technologies (g)(h)(i)	592	1

Semiconductors & Semiconductor Equipment (0.1%)
UC Holdings, Inc.	2,826	77
Total Common Stocks (Cost $71)		78

Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc., Equity Linked Notes, expires 9/23/20 (g) (Cost $—)	2,802	24

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (j) (Cost $705)	704,850	705
Total Investments (97.7%) (Cost $119,363) (k)(l)		121,187
Other Assets in Excess of Liabilities (2.3%)		2,833
Net Assets (100.0%)		$124,020

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Non-income producing security; bond in default.
(c)	Issuer in bankruptcy.
(d)

At December 31, 2016, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Payment-in-kind security.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.
(g)	Non-income producing security.
(h)	Security has been deemed illiquid at December 31, 2016.
(i)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2016, amounts to approximately $1,000 and represents less than 0.05% of net assets.

(j)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(k)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(l)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,514,000 and the aggregate gross unrealized depreciation is approximately $2,690,000 resulting in net unrealized appreciation of approximately $1,824,000.

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	21.4%
Consumer, Cyclical	20.8
Energy	15.9
Consumer, Non-Cyclical	14.5
Other*	10.4
Finance	9.7
Communications	7.3
Total Investments	100.0%

*         Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (93.5%)
Agency Adjustable Rate Mortgages (4.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.71%, 6/1/38	$482	$510
2.82%, 3/1/37 – 7/1/38	1,401	1,484
2.84%, 1/1/36	552	584
2.96%, 5/1/40	537	573
3.13%, 6/1/37	239	254
Federal National Mortgage Association,
Conventional Pools:
2.60%, 9/1/37	705	724
2.88%, 5/1/39	767	811
2.94%, 9/1/38	524	547
3.01%, 10/1/35 – 9/1/38	976	1,031
3.06%, 9/1/39	223	237
		6,755
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed) (0.4%)
Safina Ltd.
2.00%, 12/30/23	601	596

Agency Fixed Rate Mortgages (4.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	569	602
6.50%, 9/1/19 – 4/1/24	3	3
7.50%, 11/1/19 – 5/1/35	38	46
8.00%, 8/1/32	21	26
8.50%, 8/1/31	23	28
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 1/1/44	2,355	2,529
5.00%, 12/1/23 – 11/1/44	1,669	1,811
6.00%, 2/1/37 – 9/1/37	399	452
6.50%, 2/1/28 – 10/1/32	269	307
7.00%, 7/1/29 – 3/1/37	359	414
7.50%, 8/1/37	51	61
8.00%, 4/1/33	93	113
8.50%, 10/1/32	40	49
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	184	208
8.50%, 7/15/30	101	113
		6,762
Asset-Backed Securities (8.4%)
Ally Auto Receivables Trust
1.47%, 4/15/20	650	651
AMSR Trust
2.14%, 11/17/33 (a)(b)	600	601
CAM Mortgage LLC
3.50%, 7/15/64 (a)	3	3
Colony American Homes
2.14%, 5/17/31 (a)(b)	396	396
Ford Credit Auto Owner Trust
2.26%, 11/15/25 (a)	1,165	1,176

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

GMAT Trust
4.25%, 9/25/20 (a)	409	411
Green Tree Agency Advance Funding Trust I,
2.38%, 10/15/48 (a)	600	596
3.09%, 10/15/48 (a)	227	227
Invitation Homes Trust,
1.89%, 12/17/30 (a)(b)	580	581
2.03%, 6/17/32 (a)(b)	391	392
3.49%, 8/17/32 (a)(b)	666	668
Nationstar HECM Loan Trust,
2.24%, 6/25/26 (a)	331	332
2.88%, 11/25/25 (a)	154	154
2.98%, 2/25/26 (a)	276	276
4.11%, 11/25/25 (a)	500	501
North Carolina State Education Assistance Authority
1.68%, 7/25/25 (b)	452	450
NRZ Excess Spread-Collateralized Notes
5.68%, 7/25/21 (a)	611	610
Panhandle-Plains Higher Education Authority, Inc.
1.80%, 7/1/24 (b)	125	125
Pretium Mortgage Credit Partners LLC
3.50%, 10/27/31 (a)	315	314
PRPM LLC
4.00%, 9/27/21 (a)	339	339
RMAT LLC
4.83%, 6/25/35 (a)	302	301
SBA Small Business Investment Cos.
2.25%, 9/10/22	578	577
SPS Servicer Advance Receivables Trust,
2.53%, 11/16/48 (a)	700	698
2.92%, 7/15/47 (a)	350	350
Sunset Mortgage Loan Co., LLC
3.72%, 11/16/44 (a)	113	113
Verizon Owner Trust
1.68%, 5/20/21 (a)	610	608
Volkswagen Credit Auto Master Trust
1.40%, 7/22/19 (a)	398	398
VOLT NPL X LLC
4.75%, 10/26/54 (a)	282	278
VOLT XIX LLC
5.00%, 4/25/55 (a)	200	197
VOLT XXII LLC
4.25%, 2/25/55 (a)	199	196
VOLT XXX LLC
4.75%, 10/25/57 (a)	200	196
VOLT XXXI LLC
4.50%, 2/25/55 (a)	200	195
VOLT XXXIII LLC
4.25%, 3/25/55 (a)	347	337
		13,247
Collateralized Mortgage Obligations - Agency Collateral Series (4.0%)
Federal Home Loan Mortgage Corporation,
1.44%, 1/25/19	319	320
1.56%, 10/25/18	139	139
1.62%, 9/25/18	339	340
1.78%, 10/25/20	422	422
1.88%, 5/25/19	843	848
2.06%, 10/25/20	504	506
2.09%, 3/25/19	265	267

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

2.26%, 10/25/20	257	259
2.30%, 9/25/18	320	324
2.32%, 10/25/18	284	288
3.03%, 10/25/20 (b)	483	501
REMIC
7.50%, 9/15/29	722	826
Federal National Mortgage Association,
0.75%, 6/25/18 (b)	202	202
1.55%, 4/25/18	250	250
1.63%, 2/25/18	272	272
2.17%, 9/25/19 (b)	587	590
		6,354
Commercial Mortgage-Backed Securities (1.9%)
BLCP Hotel Trust
1.65%, 8/15/29 (a)(b)	581	581
CDGJ Commercial Mortgage Trust
2.10%, 12/15/27 (a)(b)	492	494
Citigroup Commercial Mortgage Trust
2.11%, 1/12/30 (a)	160	161
Cosmopolitan Hotel Trust
2.10%, 11/15/33 (a)(b)	533	536
Hudsons Bay Simon JV Trust
2.21%, 8/5/34 (a)(b)	185	185
JP Morgan Chase Commercial Mortgage Securities Trust
1.70%, 7/15/31 (a)(b)	177	177
TRU Trust
2.45%, 11/15/30 (a)(b)	582	581
Velocity Commercial Capital Loan Trust
2.39%, 10/25/46 (b)	344	345
		3,060
Corporate Bonds (65.6%)
Finance (30.7%)
ABN Amro Bank N.V.
2.50%, 10/30/18 (a)	630	635
American Express Credit Corp.,
Series G
1.80%, 7/31/18	425	426
2.25%, 8/15/19	675	679
Bank of America Corp.,
MTN
2.63%, 10/19/20	780	781
Bank of Montreal,
MTN
1.50%, 7/18/19	375	370
Bank of New York Mellon Corp. (The),
MTN
2.45%, 11/27/20	525	525
Bank of Nova Scotia (The),
1.70%, 6/11/18	550	550
1.95%, 1/15/19	725	726
BB&T Corp.,
MTN
2.25%, 2/1/19	580	585
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	500	500
BNP Paribas SA,
MTN
2.70%, 8/20/18	1,560	1,581

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

BNZ International Funding Ltd.
2.35%, 3/4/19 (a)	650	653
BPCE SA,
MTN
2.25%, 1/27/20	600	596
Capital One Financial Corp.
2.45%, 4/24/19	1,005	1,012
Citigroup, Inc.,
2.05%, 12/7/18 – 6/7/19	1,575	1,571
Commonwealth Bank of Australia,
1.38%, 9/6/18 (a)	900	894
2.50%, 9/20/18	600	607
Compass Bank
1.85%, 9/29/17	600	599
Credit Agricole SA
2.13%, 4/17/18 (a)	775	777
Credit Suisse AG,
Series G
2.30%, 5/28/19	650	652
Danske Bank A/S
1.65%, 9/6/19 (a)	825	813
DBS Group Holdings Ltd.
2.25%, 7/16/19 (a)	650	654
Discover Bank
2.00%, 2/21/18	665	665
DNB Bank ASA
3.20%, 4/3/17 (a)	610	613
ERP Operating LP
2.38%, 7/1/19	550	555
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	860	860
2.63%, 1/31/19	790	799
HSBC USA, Inc.,
1.63%, 1/16/18	725	724
2.25%, 6/23/19	659	660
ING Bank N.V.
2.05%, 8/17/18 (a)	1,075	1,076
Intesa Sanpaolo SpA
3.88%, 1/16/18	355	360
Jackson National Life Global Funding
1.88%, 10/15/18 (a)	275	276
JPMorgan Chase & Co.,
1.85%, 3/22/19	1,170	1,167
2.20%, 10/22/19	325	326
KeyBank NA
1.60%, 8/22/19	300	296
LeasePlan Corp. N.V.
2.88%, 1/22/19 (a)	500	500
Macquarie Bank Ltd.,
2.35%, 1/15/19 (a)	725	727
2.60%, 6/24/19 (a)	605	609
Manufacturers & Traders Trust Co.
2.10%, 2/6/20	560	559
MassMutual Global Funding II
1.55%, 10/11/19 (a)	1,140	1,127
Metropolitan Life Global Funding I,
2.00%, 4/14/20 (a)	550	544
1.35%, 9/14/18 (a)	1,120	1,113
Mizuho Bank Ltd.
1.85%, 3/21/18 (a)	645	644

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

National Australia Bank Ltd.,
1.25%, 3/17/17 (a)	400	400
1.38%, 7/12/19	1,220	1,198
New York Life Global Funding
1.55%, 11/2/18 (a)	375	374
Nordea Bank AB,
1.63%, 9/30/19 (a)	900	889
1.88%, 9/17/18 (a)	800	800
PNC Bank NA
1.95%, 3/4/19	875	876
Protective Life Global Funding,
1.72%, 4/15/19 (a)	700	695
2.70%, 11/25/20 (a)	525	526
QBE Insurance Group Ltd.
2.40%, 5/1/18 (a)	200	200
Royal Bank of Canada,
Series G
1.80%, 7/30/18	1,300	1,304
Santander Holdings USA, Inc.
2.70%, 5/24/19	675	675
Santander UK Group Holdings PLC
2.88%, 10/16/20	200	199
Skandinaviska Enskilda Banken AB
1.75%, 3/19/18 (a)	380	379
Standard Chartered PLC
1.50%, 9/8/17 (a)	900	897
Sumitomo Mitsui Banking Corp.,
1.76%, 10/19/18	400	398
2.45%, 1/10/19	630	634
Suncorp-Metway Ltd.
2.10%, 5/3/19 (a)	275	273
Swedbank AB
1.75%, 3/12/18 (a)	305	305
Synchrony Financial
3.00%, 8/15/19	800	811
Toronto-Dominion Bank (The),
MTN
1.95%, 1/22/19	1,450	1,453
UBS AG,
MTN
2.38%, 8/14/19	925	930
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	508
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 9/17/19 (a)	600	607
Wells Fargo & Co.
2.15%, 1/15/19	360	362
Wells Fargo Bank NA,
MTN
1.80%, 11/28/18	1,525	1,525
Westpac Banking Corp.,
1.65%, 5/13/19	625	619
1.95%, 11/23/18	375	376
		48,599
Industrials (32.1%)
Abbott Laboratories
2.35%, 11/22/19	860	862
AbbVie, Inc.
2.50%, 5/14/20	575	576

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Actavis Funding SCS
3.00%, 3/12/20	835	847
American Honda Finance Corp.,
MTN
1.20%, 7/12/19	530	521
2.45%, 9/24/20	550	553
Amgen, Inc.
2.20%, 5/22/19	790	797
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/1/19	775	777
AstraZeneca PLC
1.75%, 11/16/18	1,495	1,498
AT&T, Inc.
2.45%, 6/30/20	1,225	1,217
AutoZone, Inc.
1.63%, 4/21/19	740	734
Baidu, Inc.
3.25%, 8/6/18	225	229
BAT International Finance PLC
2.75%, 6/15/20 (a)	450	453
Baxalta, Inc.
2.88%, 6/23/20	550	550
Bayer US Finance LLC
2.38%, 10/8/19 (a)	600	601
Becton Dickinson and Co.,
1.80%, 12/15/17	815	817
2.68%, 12/15/19	300	305
Biogen, Inc.
2.90%, 9/15/20	525	532
BMW US Capital LLC
1.50%, 4/11/19 (a)	700	694
Boston Scientific Corp.
2.65%, 10/1/18	570	577
Caterpillar Financial Services Corp.,
MTN
1.35%, 5/18/19	790	779
1.80%, 11/13/18	300	300
CBS Corp.
2.30%, 8/15/19	625	627
Celgene Corp.,
2.13%, 8/15/18	755	758
2.88%, 8/15/20	525	531
CVS Health Corp.
1.90%, 7/20/18	550	552
Daimler Finance North America LLC,
1.50%, 7/5/19 (a)	500	492
2.38%, 8/1/18 (a)	750	756
Danone SA
1.69%, 10/30/19 (a)	875	865
Deutsche Telekom International Finance BV
6.00%, 7/8/19	650	711
Dominion Gas Holdings LLC
2.50%, 12/15/19	825	835
EMD Finance LLC
2.40%, 3/19/20 (a)	575	572
Enbridge, Inc.
1.38%, 6/2/17 (b)	175	175
Energy Transfer Partners LP
2.50%, 6/15/18	575	577
Enterprise Products Operating LLC
2.55%, 10/15/19	325	329

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Experian Finance PLC
2.38%, 6/15/17 (a)	600	602
Ford Motor Credit Co., LLC
5.00%, 5/15/18	825	858
General Motors Financial Co., Inc.
3.15%, 1/15/20	600	604
Gilead Sciences, Inc.
2.55%, 9/1/20	500	506
Goldcorp, Inc.
2.13%, 3/15/18	520	520
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17 (a)	240	240
Hyundai Capital America,
2.00%, 3/19/18 (a)	525	525
2.50%, 3/18/19 (a)	775	777
2.60%, 3/19/20 (a)	325	323
Ingersoll-Rand Global Holding Co., Ltd.
2.88%, 1/15/19	335	341
JM Smucker Co. (The)
2.50%, 3/15/20	225	226
John Deere Capital Corp.,
MTN
1.95%, 1/8/19	1,590	1,597
Kinder Morgan, Inc.
3.05%, 12/1/19	650	660
Kroger Co. (The)
2.00%, 1/15/19	750	752
Lockheed Martin Corp.,
1.85%, 11/23/18	555	557
2.50%, 11/23/20	225	227
LVMH Moet Hennessy Louis Vuitton SE
1.63%, 6/29/17 (a)	525	526
Marathon Petroleum Corp.
2.70%, 12/14/18	725	735
McDonald’s Corp.,
MTN
2.20%, 5/26/20	550	551
McKesson Corp.
2.28%, 3/15/19	790	793
Mead Johnson Nutrition Co.
3.00%, 11/15/20	175	177
Medtronic, Inc.
2.50%, 3/15/20	550	556
Molson Coors Brewing Co.
1.45%, 7/15/19	775	764
Nissan Motor Acceptance Corp.,
2.00%, 3/8/19 (a)	575	574
2.35%, 3/4/19 (a)	570	573
2.65%, 9/26/18 (a)	720	728
Orange SA
2.75%, 2/6/19	625	634
Reynolds American, Inc.
2.30%, 6/12/18	525	529
Ryder System, Inc.,
MTN
2.65%, 3/2/20	125	126
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	575	584
Shell International Finance BV
1.38%, 9/12/19	700	690

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Siemens Financieringsmaatschappij N.V.,
1.30%, 9/13/19 (a)	900	883
2.15%, 5/27/20 (a)	550	547
Southwest Airlines Co.
2.75%, 11/6/19	600	611
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 7/20/18	810	804
Thomson Reuters Corp.,
1.30%, 2/23/17	325	325
1.65%, 9/29/17	150	150
Time Warner Cable, Inc.
6.75%, 7/1/18	400	427
Toyota Motor Credit Corp.,
MTN
1.40%, 5/20/19	625	618
1.70%, 2/19/19	725	723
TSMC Global Ltd.
1.63%, 4/3/18 (a)	800	797
Tyson Foods, Inc.
2.65%, 8/15/19	600	606
Union Pacific Corp.
2.25%, 6/19/20	550	552
Verizon Communications, Inc.
2.55%, 6/17/19	1,250	1,268
Viacom, Inc.
2.50%, 9/1/18	625	627
Vodafone Group PLC
1.50%, 2/19/18	750	747
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (a)	550	545
Walgreens Boots Alliance, Inc.
1.75%, 5/30/18	790	791
		50,875
Utilities (2.8%)
Dominion Resources, Inc.,
Series B
1.60%, 8/15/19	225	222
DTE Energy Co.
1.50%, 10/1/19	425	418
Engie SA
1.63%, 10/10/17 (a)	650	650
Eversource Energy
1.45%, 5/1/18	525	523
Origin Energy Finance Ltd.
3.50%, 10/9/18 (a)	200	202
Public Service Enterprise Group, Inc.
1.60%, 11/15/19	250	247
Sempra Energy
2.40%, 3/15/20	600	600
Southern Co. (The)
2.15%, 9/1/19	725	725
Southern Power Co.,
Series D
1.95%, 12/15/19	675	670
Xcel Energy, Inc.
1.20%, 6/1/17	275	275
		4,532
		104,006

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Mortgages - Other (2.8%)
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	228	233
Fannie Mae Connecticut Avenue Securities,
1.91%, 5/25/25 (b)	17	17
2.06%, 4/25/29(b)	758	759
2.21%, 1/25/29 (b)	293	295
2.96%, 10/25/28 (b)	380	384
Freddie Mac Structured Agency Credit Risk Debt Notes,
1.66%, 10/25/27 (b)	146	146
1.76%, 2/25/24 (b)	48	48
1.86%, 12/25/28 (b)	745	746
2.01%, 10/25/28 (b)	177	178
2.21%, 7/25/28 (b)	342	343
2.51%, 9/25/28 (b)	272	273
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55 (a)(b)	586	606
Sequoia Mortgage Trust
1.36%, 8/20/34 (b)	442	418
		4,446

Sovereign (0.4%)
Korea Development Bank (The)
1.50%, 1/22/18	690	688

U.S. Agency Security (1.4%)
Private Export Funding Corp.
1.45%, 8/15/19	2,300	2,293
Total Fixed Income Securities (Cost $148,090)		148,207

	Shares
Short-Term Investments (5.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c)	4,242,820	4,243

	Face Amount (000)	Value (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.41%, 3/23/17 (d)(e)	$1,350	1,349

Certificates of Deposit (1.7%)
International Banks (1.7%)
Bank of Montreal 1.23%, 5/3/17	450	450
Credit Suisse
AG 1.75%, 9/12/17	760	761
Skandinaviska Enskilda Banken AB
1.26%, 5/26/17	1,520	1,522
		2,733

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Commercial Paper (0.4%)
International Bank (0.4%)
Credit Agricole SA
1.25%, 2/9/17 (f)	700	699
Total Short-Term Investments (Cost $9,021)		9,024
Total Investments (99.2%) (Cost $157,111) (g)(h)(i)		157,231
Other Assets in Excess of Liabilities (0.8%)		1,205
Net Assets (100.0%)		$158,436

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)	Rate shown is the yield to maturity at December 31, 2016.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)	The rates shown are the effective yields at the date of purchase.
(g)	Securities are available for collateral in connection with open futures contracts.
(h)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(i)

At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $636,000 and the aggregate gross unrealized depreciation is approximately $516,000 resulting in net unrealized appreciation of approximately $120,000.

MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	257	$(30,240)	Mar-17	$40
U.S. Treasury 2 yr. Note	24	(5,200)	Mar-17	2
				$42

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	32.4%
Finance	30.9
Other*	22.6
Asset-Backed Securities	8.4
Short-Term Investments	5.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open short futures contracts with an underlying face amount of approximately $35,440,000 with total unrealized appreciation of approximately $42,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (85.8%)
Asset-Backed Securities (12.5%)
Bear Stearns Asset-Backed Securities I Trust,
1.08%, 3/25/37 (a)	$86	$49
1.11%, 5/25/37 (a)	97	60
BNC Mortgage Loan Trust,
0.92%, 3/25/37 (a)	100	77
Carrington Mortgage Loan Trust,
0.98%, 1/25/37 (a)	100	62
Countrywide Asset-Backed Certificates,
4.82%, 7/25/36	127	105
Credit Suisse First Boston Mortgage Securities Corp.,
1.38%, 1/25/32 (a)	57	50
CWABS Asset-Backed Certificates Trust,
4.74%, 10/25/46 (a)	93	65
Ellington Loan Acquisition Trust,
1.86%, 5/25/37 (a)(b)	100	94
GSAA Home Equity Trust,
6.00%, 11/25/36	31	19
GSAMP Trust,
1.08%, 3/25/46 (a)	100	88
Lehman ABS Manufactured Housing Contract Trust,
3.70%, 4/15/40	18	19
Mastr Asset Backed Securities Trust,
0.81%, 8/25/36 (a)	68	32
1.00%, 8/25/36 (a)	71	34
Nationstar Home Equity Loan Trust,
1.01%, 4/25/37 (a)	100	95
Ownit Mortgage Loan Trust,
1.03%, 3/25/37 (a)	61	50
RAMP Trust,
1.08%, 11/25/35 (a)	61	51
RMAT LLC,
4.83%, 6/25/35 (b)	55	54
Truman Capital Mortgage Loan Trust,
2.23%, 1/25/34 (a)(b)	67	67
3.31%, 11/25/31 (a)(b)	62	60
VOLT XXXIII LLC,
4.25%, 3/25/55 (b)	99	96
		1,227
Collateralized Mortgage Obligation - Agency Collateral Series (0.1%)
Government National Mortgage Association, IO
0.80%, 8/20/58 (a)	532	14
Commercial Mortgage-Backed Securities (3.9%)
COMM Mortgage Trust,
2.87%, 2/10/48 (b)	100	77
GS Mortgage Securities Trust,
4.33%, 2/10/48 (a)(b)	100	77
HILT Mortgage Trust,
4.45%, 7/15/29 (a)(b)	100	95
JPMBB Commercial Mortgage Securities Trust,
3.84%, 2/15/48 (a)(b)	100	73

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Wells Fargo Commercial Mortgage Trust,
4.10%, 5/15/48 (a)	75		60
			382
Corporate Bonds (41.9%)
Finance (17.5%)
ABN Amro Bank N.V,
6.38%, 4/27/21	EUR	100	130
Ally Financial, Inc.,
4.13%, 3/30/20	$25		25
Assicurazioni Generali SpA,
7.75%, 12/12/42 (a)	EUR	100	126
Banco Santander SA,
6.25%, 3/12/19 (a)(c)	100		99
Bank of America Corp.,
MTN
4.25%, 10/22/26	$50		51
BNP Paribas SA,
4.38%, 5/12/26 (b)	200		198
BPCE SA,
5.15%, 7/21/24 (b)	200		204
Citigroup, Inc.,
5.50%, 9/13/25	75		83
Commonwealth Bank of Australia,
1.75%, 11/7/19 (b)	25		25
Cooperatieve Rabobank UA,
2.50%, 5/26/26 (a)	EUR	100	109
CTR Partnership LP/CareTrust Capital Corp.,
5.88%, 6/1/21	$25		25
Discover Financial Services,
3.95%, 11/6/24	25		25
Goldman Sachs Group, Inc. (The),
0.44%, 10/29/19 (a)	EUR	100	106
KCG Holdings, Inc.,
6.88%, 3/15/20 (b)	$25		25
Kennedy-Wilson, Inc.,
5.88%, 4/1/24	25		25
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	62
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41 (a)	100		124
Nationwide Building Society,
4.13%, 3/20/23 (a)	100		109
Starwood Property Trust, Inc.,
4.55%, 3/1/18	$50		55
Vonovia Finance BV,
4.00%, 12/17/21 (a)(c)	EUR	100	109
			1,715
Industrials (23.6%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	$5		5
Akamai Technologies, Inc.,
0.00%, 2/15/19	50		52
Apex Tool Group LLC,
7.00%, 2/1/21 (b)	25		22
Aramark Services, Inc.,
4.75%, 6/1/26 (b)	25		25
AT&T, Inc.,
4.50%, 3/9/48	6		5

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
5.50%, 4/1/23		25	25
Ball Corp.,
4.00%, 11/15/23		25	25
Bharti Airtel International Netherlands BV,
3.38%, 5/20/21	EUR	100	114
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	$50		53
Citrix Systems, Inc.,
0.50%, 4/15/19		50	58
Constellium N.V.,
4.63%, 5/15/21	EUR	100	102
Continental Airlines Pass-Thru Certificates,
6.13%, 4/29/18	$25		26
Crown Castle International Corp.,
5.25%, 1/15/23		25	27
CSC Holdings LLC,
5.25%, 6/1/24		25	24
Ctrip.com International Ltd.,
1.25%, 10/15/18		25	29
DISH DBS Corp.,
5.00%, 3/15/23		25	25
Dollar Tree, Inc.,
5.75%, 3/1/23		25	27
Energy Transfer Partners LP,
2.50%, 6/15/18		75	75
Ferrellgas LP/Ferrellgas Finance Corp.,
6.75%, 1/15/22		25	25
First Data Corp.,
5.38%, 8/15/23 (b)		25	26
General Motors Financial Co., Inc.,
4.30%, 7/13/25		50	50
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23		25	24
Gray Television, Inc.,
5.13%, 10/15/24 (b)		25	24
Hanesbrands, Inc.,
4.63%, 5/15/24 (b)		9	9
4.88%, 5/15/26 (b)		16	16
Harland Clarke Holdings Corp.,
9.75%, 8/1/18 (b)		25	26
HCA, Inc.,
4.75%, 5/1/23		25	26
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.75%, 10/1/25 (b)		15	15
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
6.75%, 11/15/21 (b)		25	25
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	25
Lamar Media Corp.,
5.00%, 5/1/23		25	26
Lamb Weston Holdings, Inc.,
4.88%, 11/1/26 (b)		25	25
Lear Corp.,
5.25%, 1/15/25		50	53
Lions Gate Entertainment Corp.,
5.88%, 11/1/24 (b)		25	25
Lundin Mining Corp.,
7.50%, 11/1/20 (b)		25	27

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
5.50%, 4/15/25 (b)		25	22
MasTec, Inc.,
4.88%, 3/15/23		25	25
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		25	23
MGM Resorts International,
6.00%, 3/15/23		25	27
Michael Baker International LLC/CDL Acquisition Co., Inc.,
8.25%, 10/15/18 (b)		25	25
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21 (b)		25	26
MPLX LP,
4.00%, 2/15/25		25	24
MSCI, Inc.,
4.75%, 8/1/26 (b)		9	9
ON Semiconductor Corp.,
1.00%, 12/1/20		50	51
OPE KAG Finance Sub, Inc.,
7.88%, 7/31/23 (b)		25	25
PetSmart, Inc.,
7.13%, 3/15/23 (b)		25	26
Playa Resorts Holding BV,
8.00%, 8/15/20 (b)		5	5
Post Holdings, Inc.,
5.00%, 8/15/26 (b)		25	24
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
6.13%, 8/15/21 (b)		25	26
RSI Home Products, Inc.,
6.50%, 3/15/23 (b)		25	26
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		25	26
SBA Communications Corp.,
4.88%, 9/1/24 (b)		25	25
Shell International Finance BV,
1.38%, 9/12/19		50	49
Solvay Finance SA,
5.12%, 6/2/21 (a)(c)	EUR	100	113
Sprint Communications, Inc.,
6.00%, 11/15/22	$25		25
Standard Industries, Inc.,
5.38%, 11/15/24 (b)		50	52
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
5.50%, 9/15/24 (b)		25	25
Telefonica Europe BV,
5.88%, 3/31/24 (a)(c)	EUR	100	111
Tenet Healthcare Corp.,
6.00%, 10/1/20	$25		26
Tesla Motors, Inc.,
0.25%, 3/1/19		50	47
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		25	24
TMS International Corp.,
7.63%, 10/15/21 (b)		10	10
Tops Holding LLC/Tops Markets II Corp.,
8.00%, 6/15/22 (b)		25	22
Transurban Finance Co., Pty Ltd.,
3.38%, 3/22/27 (b)		25	24
Verallia Packaging SASU,
5.13%, 8/1/22	EUR	100	112

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Whole Foods Market, Inc.,
5.20%, 12/3/25	$25		26
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)	25		24
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 3/1/25 (b)	25		25
Zachry Holdings, Inc.,
7.50%, 2/1/20 (b)	25		26
			2,322
Utility (0.8%)
AES Corp.,
4.88%, 5/15/23	75		74
			4,111
Mortgages - Other (10.1%)
Alternative Loan Trust,
2.89%, 3/25/35 (a)	89		81
PAC
1.21%, 10/25/36 (a)	65		37
Banc of America Alternative Loan Trust,
1.21%, 11/25/36 (a)	55		33
5.71%, 10/25/36 (a)	100		62
Bear Stearns Structured Products, Inc. Trust,
3.01%, 1/26/36 (a)	35		27
Bear Stearns Trust,
2.91%, 2/25/36 (a)	51		43
2.98%, 4/25/35 (a)	51		43
3.12%, 3/25/36 (a)	151		116
Citigroup Mortgage Loan Trust,
3.13%, 6/25/36 (a)	39		28
First Horizon Mortgage Pass-Through Trust,
6.25%, 11/25/36	22		21
Grifonas Finance PLC,
0.09%, 8/28/39 (a)	EUR	49	40
GSR Mortgage Loan Trust,
3.85%, 12/25/34 (a)	$92		89
HarborView Mortgage Loan Trust,
0.93%, 1/19/38 (a)	32		28
IndyMac INDX Mortgage Loan Trust,
3.00%, 12/25/34 (a)	47		44
JP Morgan Mortgage Trust,
3.01%, 6/25/37 (a)	41		36
Lehman Mortgage Trust, 6.00%, 7/25/36 – 6/25/37	137		100
Luminent Mortgage Trust,
0.99%, 5/25/37 (a)	108		86
Lusitano Mortgages No. 5 PLC,
0.00%, 7/15/59 (a)	EUR	49	40
MASTR Alternative Loan Trust,
6.25%, 7/25/36	$43		37
			991
Sovereign (14.6%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	530	149
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	40	44

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Hungary Government Bond,
5.50%, 6/24/25	HUF	18,000	74
7.50%, 11/12/20	23,000		97
Hungary Government International Bond,
5.38%, 3/25/24	$80		88
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	200		221
Italy Buoni Poliennali Del Tesoro,
0.65%, 11/1/20	EUR	85	91
1.50%, 6/1/25	50		52
Petroleos Mexicanos,
6.50%, 3/13/27 (b)	$60		62
Poland Government Bond,
2.50%, 7/25/26	PLN	530	115
4.00%, 10/25/23	330		82
Portugal Obrigacoes do Tesouro OT,
4.75%, 6/14/19 (b)	EUR	100	116
Select Medical Corp.,
6.38%, 6/1/21	$50		50
Spain Government Bond,
0.75%, 7/30/21	EUR	175	188
			1,429
U.S. Treasury Securities (2.7%)
U.S. Treasury Bond,
2.50%, 2/15/45	$142		127
U.S. Treasury Note,
2.13%, 5/15/25	140		137
			264
Total Fixed Income Securities (Cost $8,566)			8,418

	Shares	Value (000)
Short-Term Investments (12.5%)
Investment Company (8.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $847)	846,819	847

	Face Amount (000)
U.S. Treasury Securities (3.9%)
U.S. Treasury Bills,
0.41%, 3/23/17 (e)(f)	$15	15
0.51%, 3/23/17 (e)(f)	23	23
U.S. Treasury Note,
0.50%, 2/28/17	350	350
Total U.S. Treasury Securities (Cost $388)		388
Total Short-Term Investments (Cost $1,235)		1,235
Total Investments (98.3%) (Cost $9,801) (g)(h)(i)		9,653
Other Assets in Excess of Liabilities (1.7%)		163
Net Assets (100.0%)		$9,816

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

(a)                                 Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2016.

(b)                                 144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Perpetual – One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2016.

(d)                                 The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended December 31, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)                                  Rate shown is the yield to maturity at December 31, 2016.

(f)                                   All or a portion of the security was pledged to cover margin requirements for swap agreements.

(g)                                  The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, the Portfolio did not engage in any cross-trade transactions.

(h)                                 Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(i)                                     At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $143,000 and the aggregate gross unrealized depreciation is approximately $291,000 resulting in net unrealized depreciation of approximately $148,000.

IO                                  Interest Only.

MTN                   Medium Term Note.

PAC                       Planned Amortization Class.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at December 31, 2016:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	AUD	$ —@	$	$ —@	1/6/17	$ —@
Australia and New Zealand Banking Group	NZD	135	EUR	90	1/6/17	1
Australia and New Zealand Banking Group		$37	JPY	4,215	1/6/17	(1)
Australia and New Zealand Banking Group		$97	NZD	138	1/6/17	(2)
Goldman Sachs International	EUR	2,184		$2,315	1/6/17	16
HSBC Bank PLC	JPY	15,263		$134	1/6/17	3
HSBC Bank PLC	MXN	378		$18	1/6/17	—@
HSBC Bank PLC	NZD	75		$52	1/6/17	(—@	)
HSBC Bank PLC		$18	MXN	378	1/6/17	(—@	)
JPMorgan Chase Bank NA	BRL	777		$227	1/6/17	(12)
JPMorgan Chase Bank NA	BRL	200		$58	1/6/17	(4)
JPMorgan Chase Bank NA	HUF	48,487		$164	1/6/17	(1)
JPMorgan Chase Bank NA		$63	BRL	208	1/6/17	1
JPMorgan Chase Bank NA		$93	BRL	324	1/6/17	6
JPMorgan Chase Bank NA		$132	BRL	445	1/6/17	4
JPMorgan Chase Bank NA	$	—@	GBP	—@	1/6/17	(—@	)
UBS AG	CAD	125		$93	1/6/17	—@
UBS AG	EUR	45	NOK	405	1/6/17	(—@	)
UBS AG		$24	EUR	23	1/6/17	—@
UBS AG		$47	NOK	398	1/6/17	(1)
Australia and New Zealand Banking Group	EUR	45	SEK	440	1/9/17	1
Citibank NA	PLN	603		$144	1/9/17	(—@	)
HSBC Bank PLC		$121	EUR	114	1/9/17	(1)
HSBC Bank PLC		$4	EUR	4	1/9/17	—@
HSBC Bank PLC		$10	EUR	9	1/9/17	(—@	)
HSBC Bank PLC		$21	PLN	90	1/9/17	—@
JPMorgan Chase Bank NA	EUR	28		$29	1/9/17	(—@	)
UBS AG	PLN	351		$83	1/9/17	(1)
Australia and New Zealand Banking Group		$49	CAD	65	1/10/17	(—@	)
JPMorgan Chase Bank NA	NZD	70		$50	1/10/17	1
JPMorgan Chase Bank NA	BRL	208		$63	2/3/17	(—@	)
						$10

Futures Contracts:

The Portfolio had the following futures contracts open at December 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Short:
German Euro BOBL (Germany)	4	$(563)	Mar-17	$(5)
German Euro Bund (Germany)	4	(691)	Mar-17	(9)
U.S. Treasury 10 yr. Note (United States)	4	(497)	Mar-17	1
U.S. Treasury 10 yr. Ultra Long Bond (United States)	7	(939)	Mar-17	2
U.S. Treasury 2 yr. Note (United States)	4	(867)	Mar-17	—@
U.S. Treasury 5 yr. Note (United States)	5	(588)	Mar-17	1
U.S. Treasury Ultra Bond, (United States)	1	(160)	Mar-17	1
				$(9)

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at December 31, 2016:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)	Value (000)	Credit Rating of Reference Obligation†
Deutsche Bank AG
CMBX.NA.BB.60	Sell	$13	5.00%	5/11/63	$ (—@ )	$(2)	$(2)	NR
Goldman Sachs International
CMBX.NA.BB.60	Sell	20	5.00	5/11/63	(—@ )	(3)	(3)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	200	3.00	5/11/63	(13)	2	(11)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	27	3.00	5/11/63	(1)	(—@ )	(1)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	64	3.00	5/11/63	(2)	(1)	(3)	NR
Goldman Sachs International
CMBX.NA.BBB.60	Sell	109	3.00	5/11/63	(5)	(2)	(7)	NR
Morgan Stanley & Co., LLC*
CDX.NA.HY.26	Buy	200	5.00	6/20/21	(9)	(5)	(14)	NR
		$633			$(30)	$(11)	$(41)

Interest Rate Swap Agreements:

The Portfolio had the following interest rate swap agreements open at December 31, 2016:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	1.86%	12/8/21	$100	$ —@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.07	12/21/21	100	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.28	12/8/26	160	1
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	12/21/26	110	(1)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.59	12/8/46	22	—@
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	12/21/46	50	(1)
						$(2)

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
†	Credit rating as issued by Standard & Poor’s.
NR	Not rated.
LIBOR	London Interbank Offered Rate.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	24.0%
Finance	17.8
Sovereign	14.8
Short-Term Investments	12.8
Asset-Backed Securities	12.7
Mortgages - Other	10.3
Other**	7.6
Total Investments	100.0	%***

**                    Industries and/or investment types representing less than 5% of total investments.

***             Does not include open short futures contracts with an underlying face amount of approximately $4,305,000 with net unrealized depreciation of approximately $9,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $10,000 and does not include open swap agreements with net unrealized depreciation of approximately $13,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (5.1%)
Domestic Banks (3.6%)
Citibank NA,
1.25%, 6/12/17	$20,000	$20,008
1.30%, 6/15/17	30,000	30,019
		50,027
International Banks (1.5%)
DZ Bank AG
1.20%, 4/24/17	10,000	9,998
Oversea-Chinese Banking Corp.
1.10%, 4/10/17	10,000	10,000
Total Certificates of Deposit (Cost $70,000)		70,025
Commercial Paper (a) (10.2%)
Automobiles Manufacturing (0.7%)
Harley-Davidson Financial Services
1.00%, 2/7/17	10,000	9,989
Domestic Banks (2.2%)
ABN Amro Funding USA LLC,
1.24%, 4/19/17	20,000	19,933
1.36%, 6/21/17	10,000	9,943
		29,876
Health Care Services (0.9%)
McKesson Corp.,
1.07%, 1/23/17	13,000	12,992
Hospitality (0.7%)
Marriott International, Inc.,
1.09%, 1/23/17	5,000	4,997
1.12%, 1/25/17	4,000	3,997
		8,994
International Banks (4.3%)
DBS Bank Ltd.,
1.05%, 4/3/17 (b)	35,000	34,907
1.10%, 4/11/17	10,000	9,970
United Overseas Bank Ltd.
1.09%, 3/17/17	15,000	14,972
		59,849
Publishing & Broadcasting (0.7%)
NBCUniversal Enterprise, Inc.
1.02%, 2/6/17 (b)	10,000	9,990
Transportation (0.7%)
Ryder System, Inc.
1.02%, 1/25/17	10,000	9,993
Total Commercial Paper (Cost $141,669)		141,683

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Corporate Bonds (5.2%)
International Banks (5.2%)
ING Bank NV
3.75%, 3/7/17 (b)	20,010	20,095
Macquarie Bank Ltd.
1.65%, 3/24/17 (b)	17,325	17,339
Mizuho Bank Ltd.
2.55%, 3/17/17 (b)	23,720	23,784
Suncorp-Metway Ltd.
1.70%, 3/28/17 (b)	10,000	10,010
Total Corporate Bonds (Cost $71,228)		71,228
Floating Rate Notes (48.1%)
Automobiles (2.5%)
Toyota Motor Credit Corp.,
1.17%, 7/28/17	10,000	10,007
1.36%, 6/19/17	25,000	25,023
		35,030
Domestic Banks (0.7%)
HSBC Bank USA NA
1.34%, 5/12/17	6,100	6,100
Wells Fargo Bank NA
1.22%, 2/15/17	4,000	4,003
		10,103
International Banks (44.9%)
ANZ New Zealand International Ltd.,
1.14%, 7/14/17 (b)	5,000	5,002
1.26%, 3/31/17 (b)	10,000	10,009
1.28%, 3/13/17	4,000	4,004
1.36%, 1/31/17 (b)	10,000	10,006
ASB Finance Ltd. London,
1.13%, 9/6/17 (b)	6,500	6,501
1.14%, 7/17/17 (b)	10,000	10,001
1.25%, 3/6/17 (b)	5,000	5,005
Bank of Nova Scotia,
1.23%, 8/1/17 (b)	15,000	15,000
1.25%, 3/3/17	5,100	5,105
1.26%, 3/6/17	5,000	5,005
1.26%, 3/28/17 (b)	7,000	7,007
1.28%, 4/12/17	8,000	8,010
1.32%, 5/12/17	3,500	3,504
1.36%, 2/23/17	3,000	3,003
BNZ International Funding Ltd.,
1.24%, 8/23/17 (b)	5,000	5,001
1.30%, 3/31/17 (b)	14,000	14,015
Canadian Imperial Bank of Commerce,
1.19%, 7/20/17 (b)	15,000	15,002
1.29%, 5/23/17	31,411	31,445
1.30%, 2/15/17	10,000	10,008
1.36%, 2/21/17	5,000	5,004
Commonwealth Bank of Australia,
1.18%, 11/3/17 (b)	4,536	4,537
1.28%, 10/12/17 (b)	10,000	10,013
1.34%, 7/18/17 (b)	10,000	10,011
Cooperatieve Rabobank NY
1.22%, 4/28/17	5,000	5,003

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Credit Agricole Corporate and Investment Bank
1.35%, 2/22/17	3,188	3,191
Credit Suisse AG,
1.44%, 4/24/17	15,200	15,210
1.75%, 9/12/17	7,000	7,009
DNB Bank ASA,
1.26%, 3/27/17 (b)	10,000	10,009
1.28%, 4/26/17 (b)	6,100	6,108
HSBC Bank PLC,
1.25%, 7/5/17 (b)	5,000	5,005
1.33%, 3/20/17 (b)	5,000	5,005
Mizuho Bank Ltd.,
1.31%, 4/16/17 (b)	14,655	14,663
1.34%, 5/17/17	5,000	5,002
1.40%, 4/11/17	6,000	6,006
1.40%, 3/7/17	4,000	4,005
National Australia Bank Ltd.,
1.25%, 11/17/17 (b)	10,000	10,001
1.27%, 4/27/17	4,850	4,852
1.28%, 6/30/17 (b)	23,000	23,012
Nordea Bank AB
1.21%, 4/4/17 (b)	2,250	2,252
Nordea Bank Finland PLC
1.16%, 7/28/17	20,000	20,006
Oversea-Chinese Banking Corp.
1.14%, 4/7/17 (b)	5,000	5,005
Oversea-Chinese Banking Corp. Ltd.
1.37%, 2/22/17	5,000	5,005
Royal Bank of Canada
1.34%, 2/17/17	5,000	5,004
Skandinaviska Enskilda Banken AB,
1.21%, 7/3/17	10,000	10,007
1.22%, 5/26/17	25,000	25,015
Sumitomo Mitsui Banking Corp.,
1.25%, 5/9/17	10,000	10,007
1.35%, 2/8/17	7,000	7,005
1.40%, 4/12/17	10,000	10,011
Sumitomo Mitsui Trust Bank Ltd.
1.39%, 3/7/17	10,000	10,012
Suncorp-Metway Ltd.
1.70%, 3/28/17 (b)	51,750	51,791
Svenska Handelsbanken AB,
1.28%, 4/21/17	8,000	8,011
1.34%, 2/28/17	7,000	7,006
Toronto-Dominion Bank,
1.21%, 2/3/17	5,000	5,003
1.26%, 11/20/17	25,000	25,003
1.28%, 10/17/17	10,000	10,012
1.32%, 5/1/17	3,000	3,004
1.37%, 3/21/17	5,000	5,006
UBS AG
1.42%, 5/25/17	7,000	7,011
Westpac Banking Corp.,
1.11%, 3/8/17 (b)	7,000	7,005
1.19%, 11/2/17 (b)	7,000	7,002
1.31%, 3/3/17 (b)	11,000	11,010
1.43%, 9/28/17	28,000	28,033

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Westpac Securities NZ Ltd.
1.19%, 7/31/17 (b)	10,000	10,005
		620,510
Total Floating Rate Notes (Cost $665,265)		665,643
Repurchase Agreements (30.5%)
ABN Amro Securities LLC, (0.76%, dated 12/30/16, due 1/3/17; proceeds $7,001; fully collateralized by various Corporate Bonds; 1.75% - 8.45% due 4/1/17 - 7/15/45; valued at $7,351)	7,000	7,000
Bank of Montreal, (0.76%, dated 12/30/16, due 1/3/17; proceeds $44,004; fully collateralized by various Corporate Bonds; 0.95% - 8.40% due 2/3/17 - 1/15/27; valued at $46,165)	44,000	44,000
BNP Paribas Securities Corp., (0.78%, dated 12/30/16, due 1/3/17; proceeds $43,004; fully collateralized by various Corporate Bonds; 1.65% - 3.80% due 3/18/19 - 6/9/23; valued at $45,148)	43,000	43,000
Citigroup Global Markets, Inc., (0.81%, dated 12/30/16, due 1/3/17; proceeds $17,002; fully collateralized by various Common Stocks; valued at $17,850)	17,000	17,000
HSBC Securities USA, Inc., (0.86%, dated 12/30/16, due 1/3/17; proceeds $51,005; fully collateralized by various Corporate Bonds; 5.50% - 11.63% due 11/1/18 - 6/26/42; valued at $54,065)	51,000	51,000
ING Financial Markets LLC, (0.76%, dated 12/30/16, due 1/3/17; proceeds $1,000; fully collateralized by a Corporate Bond; 4.00% due 6/15/21; valued at $1,050)	1,000	1,000
JP Morgan Securities LLC, (1.30%, dated 12/30/16, due 7/20/17; proceeds $10,074; fully collateralized by various Corporate Bonds; 6.50% - 11.25% due 2/1/18 – 3/15/29; valued at $10,373) (Demand 1/20/17)	10,000	10,000
JP Morgan Securities LLC, (1.30%, dated 12/30/16, due 7/20/17; proceeds $30,219; fully collateralized by Corporate Bonds; 5.50% - 9.88% due 7/15/21 – 8/1/23; valued at $34,147) (Demand 1/20/17)	30,000	30,000
JP Morgan Securities LLC, (1.32%, dated 12/30/16, due 7/20/17; proceeds $15,110; fully collateralized by various Corporate Bonds; 7.25% - 10.25% due 3/15/18 -8/15/23; valued at $15,327) (Demand 1/20/17)	15,000	15,000
JP Morgan Securities LLC, (0.69%, dated 12/30/16, due 1/6/16; proceeds $10,001; fully collateralized by various Common Stocks; valued at $10,695)	10,000	10,000
Merrill Lynch Pierce Fenner & Smith, (1.20%, dated 12/14/16, due 6/14/17; proceeds $40,243; fully collateralized by various Common Stocks and Preferred Stocks; valued at $42,000) (Demand 1/13/17)	40,000	40,000
Mizuho Securities USA, Inc., (0.76%, dated 12/30/16, due 1/3/17; proceeds $5,000; fully collateralized by various Common Stocks; valued at $5,250)	5,000	5,000
Pershing LLC, (0.87%, dated 12/30/16, due 1/3/17; proceeds $55,005; fully collateralized by various Corporate Bonds; 0.95% - 9.38% due 1/13/17 - 12/31/99; valued at $57,884) (c)	55,000	55,000
RBC Capital Markets Corp., (1.05%, dated 12/7/16, due 3/6/17; proceeds $30,078; fully collateralized by various Corporate Bonds; 2.00% - 5.75% due 12/1/17 - 1/15/47; valued at $31,501)	30,000	30,000
Scotia Capital USA, Inc., (0.86%, dated 12/30/16, due 1/3/17; proceeds $22,002; fully collateralized by various Corporate Bonds; 4.25% - 12.25% due 4/1/17 - 1/15/24; valued at $23,318)	22,000	22,000
SG Americas Securities, (0.88%, dated 12/30/16, due 1/3/17; proceeds $7,001; fully collateralized by various Corporate Bonds; 2.80% - 8.13% due 6/15/17 - 6/5/2115; valued at $7,411)	7,000	7,000
Wells Fargo Securities LLC, (1.14%, dated 10/25/16, due 1/25/17; proceeds $10,029; fully collateralized by various Corporate Bonds; 5.75% - 6.88% due 10/27/21 - 1/15/22; valued at $10,601)	10,000	10,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Wells Fargo Securities LLC, (1.14%, dated 11/9/16, due 1/25/17; proceeds $20,049; fully collateralized by various Corporate Bonds; 5.88% - 11.50% due 6/1/19 - 11/1/31; valued at $21,211)	20,000	20,000
Wells Fargo Securities LLC, (1.14%, dated 11/15/16, due 1/25/17; proceeds $5,011; fully collateralized by a Corporate Bond; 6.00% due 6/30/21; valued at $5,300)	5,000	5,000
Total Repurchase Agreements (Cost $422,000)		422,000
Total Investments (99.1%) (Cost $1,370,162) (d)(e)		1,370,579
Other Assets in Excess of Liabilities (0.9%)		12,384
Net Assets (100.0%)		$1,382,963

(a)                                 The rates shown are the effective yields at the date of purchase.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2016.

(d)                                 The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2016, Portfolio did not engage in any cross-trade transactions.

(e)                                  At December 31, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $434,000 and the aggregate gross unrealized depreciation is approximately $17,000 resulting in net unrealized appreciation of approximately $417,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2016 (unaudited)(cont’d)

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	48.6%
Repurchase Agreements	30.8
Commercial Paper	10.3
Corporate Bonds	5.2
Certificates of Deposit	5.1
Total Investments	100.0%

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments • December 31, 2016 (unaudited)

Security Valuation: Ultra-Short Income: Securities owned by the Portfolio are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the” Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) unlisted options and swaps are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer.  Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of December 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$274	$—		$274
Agency Fixed Rate Mortgages	—	10,709	—		10,709
Asset-Backed Security	—	368	—		368
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,811	—		1,811
Commercial Mortgage-Backed Securities	—	2,753	—		2,753
Corporate Bonds	—	31,180	—		31,180
Mortgages - Other	—	2,171	—		2,171
Sovereign	—	61,491	—		61,491
U.S. Treasury Securities	—	3,574	—		3,574
Total Fixed Income Securities	—	114,331	—		114,331
Common Stocks
Aerospace & Defense	1,085	—	—		1,085
Air Freight & Logistics	610	—	—		610
Airlines	650	—	—		650
Auto Components	1,233	—	—		1,233
Automobiles	4,356	—	—		4,356
Banks	18,316	—	—	†	18,316	†
Beverages	3,088	—	—		3,088
Biotechnology	2,572	—	—		2,572
Building Products	2,310	—	—		2,310
Capital Markets	4,145	—	—		4,145
Chemicals	4,318	—	—		4,318
Commercial Services & Supplies	859	—	—		859
Communications Equipment	903	—	—		903
Construction & Engineering	2,560	—	—		2,560
Construction Materials	870	—	—		870
Consumer Finance	361	—	—		361
Containers & Packaging	224	—	—		224
Distributors	11	—	—		11
Diversified Consumer Services	29	—	—		29
Diversified Financial Services	896	—	—		896
Diversified Telecommunication Services	4,186	850	—		5,036
Electric Utilities	2,785	—	—		2,785
Electrical Equipment	1,662	—	—		1,662
Electronic Equipment, Instruments & Components	1,095	—	—		1,095
Energy Equipment & Services	928	—	—	†	928	†
Equity Real Estate Investment Trusts (REITs)	2,462	—	—		2,462
Food & Staples Retailing	3,810	—	—		3,810
Food Products	4,650	—	—		4,650
Gas Utilities	403	—	—		403
Health Care Equipment & Supplies	2,509	—	—		2,509
Health Care Providers & Services	2,310	—	—		2,310
Health Care Technology	58	—	—		58
Hotels, Restaurants & Leisure	2,454	—	—		2,454
Household Durables	804	—	—		804
Household Products	2,438	—	—		2,438
Independent Power and Renewable Electricity Producers	82	—	—		82
Industrial Conglomerates	2,194	—	—		2,194
Information Technology Services	3,362	—	—		3,362
Insurance	5,142	—	—		5,142
Internet & Direct Marketing Retail	994	—	—		994
Internet Software & Services	1,235	—	—		1,235
Leisure Products	28	—	—		28
Life Sciences Tools & Services	525	—	—		525
Machinery	2,983	—	—		2,983
Marine	288	—	—		288
Media	3,716	—	—		3,716
Metals & Mining	2,677	—@	—		2,677
Multi-Utilities	1,737	—	—		1,737
Multi-line Retail	376	—	—		376
Oil, Gas & Consumable Fuels	8,161	—@	—		8,161
Paper & Forest Products	359	—	—		359
Personal Products	1,776	—	—		1,776
Pharmaceuticals	10,568	—	—		10,568
Professional Services	2,476	—	—		2,476
Real Estate Management & Development	1,369	—	—		1,369
Road & Rail	2,433	—	—		2,433
Semiconductors & Semiconductor Equipment	2,035	—	—@		2,035
Software	2,693	—	—		2,693
Specialty Retail	1,760	—	—		1,760
Tech Hardware, Storage & Peripherals	2,708	—	—		2,708
Textiles, Apparel & Luxury Goods	1,965	—	—		1,965
Thrifts & Mortgage Finance	22	—	—		22
Tobacco	2,355	—	—		2,355
Trading Companies & Distributors	1,347	—	—		1,347
Transportation Infrastructure	1,368	—	—		1,368
Water Utilities	101	—	—		101
Wireless Telecommunication Services	1,662	—	—		1,662
Total Common Stocks	152,447	850	—@	†	153,297	†
Rights	—	1	—		1
Warrants	4	—	—	†	4	†
Short-Term Investments
Investment Company	60,273	—	—		60,273
U.S. Treasury Securities	—	2,600	—		2,600
Total Short-Term Investments	60,273	2,600	—		62,873
Foreign Currency Forward Exchange Contracts	—	3,217	—		3,217
Futures Contracts	342	—	—		342
Credit Default Swap Agreements	—	176	—		176
Interest Rate Swap Agreements	—	395	—		395
Total Return Swap Agreements	—	303	—		303
Total Assets	213,066	121,873	—@	†	334,939	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,805)	—		(1,805)
Futures Contracts	(772)	—	—		(772)
Interest Rate Swap Agreements	—	(617)	—		(617)
Total Return Swap Agreements	—	(964)	—		(964)
Total Liabilities	(772)	(3,386)	—		(4,158)
Total	$212,294	$118,487	$ —@	†	$330,781	†

@            Value is less than $500.

†                 Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, securities with a total value of approximately $850,000 transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at September 30, 2016 were valued using other significant observable inputs at December 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Strategist	Common Stocks (000)		Warrants (000)
Beginning Balance	$ —@	†	$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—@		—
Realized gains (losses)	—		—
Ending Balance	$ —@	†	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2016	$ —@		$—

@                                    Value is less than $500.

†                                         Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Multi-Asset Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$751	$—	$751
Commercial Mortgage-Backed Securities	—	172	—	172
Corporate Bonds	—	1,525	—	1,525
Sovereign	—	3,715	—	3,715
U.S. Treasury Securities	—	473	—	473
Total Fixed Income Securities	—	6,636	—	6,636
Common Stocks
Aerospace & Defense	67	—	—	67
Air Freight & Logistics	6	—	—	6
Airlines	23	—	—	23
Auto Components	17	—	—	17
Automobiles	77	—	—	77
Banks	436	—	—	436
Beverages	104	—	—	104
Biotechnology	51	—	—	51
Building Products	58	—	—	58
Capital Markets	63	—	—	63
Chemicals	58	—	—	58
Commercial Services & Supplies	10	—	—	10
Communications Equipment	15	—	—	15
Construction & Engineering	93	—	—	93
Construction Materials	58	—	—	58
Containers & Packaging	1	—	—	1
Diversified Financial Services	2	—	—	2
Diversified Telecommunication Services	117	—	—	117
Electric Utilities	128	—	—	128
Electrical Equipment	15	—	—	15
Energy Equipment & Services	56	—	—	56
Equity Real Estate Investment Trusts (REITs)	646	—	—	646
Food & Staples Retailing	65	—	—	65
Food Products	15	—	—	15
Gas Utilities	50	—	—	50
Health Care Equipment & Supplies	19	—	—	19
Health Care Providers & Services	91	—	—	91
Hotels, Restaurants & Leisure	46	—	—	46
Household Durables	3	—	—	3
Household Products	58	—	—	58
Independent Power and Renewable Electricity Producers	1	—	—	1
Industrial Conglomerates	45	—	—	45
Information Technology Services	107	—	—	107
Insurance	89	—	—	89
Internet Software & Services	46	—	—	46
Machinery	4	—	—	4
Media	143	—	—	143
Metals & Mining	44	—	—	44
Multi-Utilities	124	—	—	124
Multi-line Retail	3	—	—	3
Oil, Gas & Consumable Fuels	425	—	—	425
Paper & Forest Products	4	—	—	4
Personal Products	28	—	—	28
Pharmaceuticals	190	—	—	190
Professional Services	74	—	—	74
Real Estate Management & Development	186	—	—	186
Road & Rail	74	—	—	74
Semiconductors & Semiconductor Equipment	53	—	—@	53
Software	55	—	—	55
Specialty Retail	7	—	—	7
Tech Hardware, Storage & Peripherals	56	—	—	56
Textiles, Apparel & Luxury Goods	45	—	—	45
Tobacco	49	—	—	49
Trading Companies & Distributors	17	—	—	17
Transportation Infrastructure	123	—	—	123
Water Utilities	43	—	—	43
Wireless Telecommunication Services	12	—	—	12
Total Common Stocks	4,495	—	—@	4,495
Investment Companies	1,241	—	—	1,241
Short-Term Investments
Investment Company	1,739	—	—	1,739
U.S. Treasury Securities	—	381	—	381
Total Short-Term Investments	1,739	381	—	2,120
Foreign Currency Forward Exchange Contracts	—	118	—	118
Futures Contracts	27	—	—	27
Credit Default Swap Agreements	—	13	—	13
Interest Rate Swap Agreements	—	2	—	2
Total Return Swap Agreements	—	9	—	9
Total Assets	7,502	7,159	—@	14,661
Liabilities:
Call Options Written	(11)	(68)	—	(79)
Foreign Currency Forward Exchange Contracts	—	(92)	—	(92)
Futures Contracts	(45)	—	—	(45)
Credit Default Swap Agreement	—	(—@ )	—	(—@ )
Interest Rate Swap Agreements	—	(21)	—	(21)
Total Return Swap Agreements	—	(40)	—	(40)
Total Liabilities	(56)	(221)	—	(277)
Total	$7,446	$6,938	$ —@	$14,384

@            Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Multi-Asset Income	Common Stock (000)
Beginning Balance	$ —@
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$ —@

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2016	$—

@                                    Value is less than $500.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$24,984	$—	$—	$24,984
Automobiles	38,156	—	—	38,156
Biotechnology	5,095	—	—	5,095
Capital Markets	56,607	—	—	56,607
Construction Materials	17,290	—	—	17,290
Consumer Finance	6,847	—	—	6,847
Health Care Equipment & Supplies	41,521	—	—	41,521
Health Care Technology	61,774	—	—	61,774
Hotels, Restaurants & Leisure	62,789	—	—	62,789
Information Technology Services	21,275	—	—	21,275
Internet Software & Services	69,120	—	44,220	113,340
Life Sciences Tools & Services	34,974	—	—	34,974
Multi-line Retail	21,553	—	—	21,553
Professional Services	48,378	—	—	48,378
Semiconductors & Semiconductor Equipment	26,797	—	—	26,797
Software	97,422	—	—	97,422
Textiles, Apparel & Luxury Goods	19,112	—	—	19,112
Total Common Stocks	653,694	—	44,220	697,914
Convertible Preferred Stock	—	—	3,268	3,268
Preferred Stock	—	—	28,630	28,630
Call Option Purchased	—	458	—	458
Short-Term Investments
Investment Company	58,524	—	—	58,524
Repurchase Agreements	—	6,711	—	6,711
Total Short-Term Investments	58,524	6,711	—	65,235
Total Assets	$712,218	$7,169	$76,118	$795,505

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Mid Cap Growth	Common Stocks (000)	Convertible Preferred Stock (000)	Preferred Stock (000)
Beginning Balance	$68,563	$5,031	$29,549
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(24,343)	(1,763)	(919)
Realized gains (losses)	—	—	—
Ending Balance	$44,220	$3,268	$28,630

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2016	$(24,343)	$(1,763)	$(919)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Mid Cap Growth	Fair Value at December 31, 2016 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Internet & Direct Marketing Retail
Preferred Stock	$28,630	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1	x	2.8	x	2.2	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Common Stock	$32,938	Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
Convertible Preferred Stock	$3,268		Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.1	x	11.2	x	5.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Common Stock	$11,282	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	4.9	x	8.4	x	4.9	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$215	$—	$215
Agency Fixed Rate Mortgages	—	61,088	—	61,088
Asset-Backed Securities	—	17,298	—	17,298
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,037	—	5,037
Commercial Mortgage-Backed Securities	—	18,862	—	18,862
Corporate Bonds	—	88,284	—	88,284
Mortgages - Other	—	19,176	—	19,176
Municipal Bonds	—	2,387	—	2,387
Sovereign	—	15,690	—	15,690
U.S. Agency Security	—	2,059	—	2,059
U.S. Treasury Securities	—	20,393	—	20,393
Total Fixed Income Securities	—	250,489	—	250,489
Short-Term Investments
Investment Company	43,305	—	—	43,305
U.S. Treasury Securities	—	10,391	—	10,391
Certificates of Deposit	—	2,011	—	2,011
Commercial Paper	—	474	—	474
Total Short-Term Investments	43,305	12,876	—	56,181
Foreign Currency Forward Exchange Contracts	—	210	—	210
Futures Contracts	42	—	—	42
Credit Default Swap Agreement	—	4	—	4
Interest Rate Swap Agreements	—	60	—	60
Total Assets	43,347	263,639	—	306,986
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(280)	—	(280)
Futures Contracts	(198)	—	—	(198)
Credit Default Swap Agreements	—	(69)	—	(69)
Interest Rate Swap Agreements	—	(80)	—	(80)
Total Liabilities	(198)	(429)	—	(627)
Total	$43,149	$263,210	$—	$306,359

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$278	$—	$278
Corporate Bonds	—	37,309	—	37,309
Sovereign	—	199	—	199
Variable Rate Senior Loan Interest	—	59	—	59
Total Fixed Income Securities	—	37,845	—	37,845
Short-Term Investments
Investment Company	1,969	—	—	1,969
U.S. Treasury Security	—	360	—	360
Total Short-Term Investments	1,969	360	—	2,329
Futures Contracts	5	—	—	5
Interest Rate Swap Agreements	—	6	—	6
Total Assets	1,974	38,211	—	40,185
Liabilities:
Futures Contracts	(7)	—	—	(7)
Credit Default Swap Agreement	—	(7)	—	(7)
Interest Rate Swap Agreement	—	(8)	—	(8)
Total Liabilities	(7)	(15)	—	(22)
Total	$1,967	$38,196	$—	$40,163

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$113,212	$—	†	$113,212	†
Sovereign	—	1,143	—		1,143
Variable Rate Senior Loan Interests	—	6,025	—		6,025
Total Fixed Income Securities	—	120,380	—	†	120,380	†
Common Stocks
Auto Components	1	—	—		1
Semiconductors & Semiconductor Equipment	—	77	—		77
Total Common Stocks	1	77	—		78
Participation Note	—	24	—		24
Short-Term Investment
Investment Company	705	—	—		705
Total Assets	$706	$120,481	$—	†	$121,187	†

†            Includes one security which is valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, securities with a total value of approximately $24,000 transferred from Level 3 to Level 2. Securities that were valued using significant unobservable inputs at September 30, 2016 were valued using other significant observable inputs at December 31, 2016.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

High Yield	Corporate Bond (000)		Participation Note (000)
Beginning Balance	$—	†	$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		(24)
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		24
Realized gains (losses)	—		—
Ending Balance	$—	†	$—
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2016	$—		$24

†                 Includes one security which is valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$6,755	$—	$6,755
Agency Bond - Consumer Discretionary (U.S. Government Guaranteed)	—	596	—	596
Agency Fixed Rate Mortgages	—	6,762	—	6,762
Asset-Backed Securities	—	13,247	—	13,247
Collateralized Mortgage Obligations - Agency Collateral Series	—	6,354	—	6,354
Commercial Mortgage-Backed Securities	—	3,060	—	3,060
Corporate Bonds	—	104,006	—	104,006
Mortgages - Other	—	4,446	—	4,446
Sovereign	—	688	—	688
U.S. Agency Security	—	2,293	—	2,293
Total Fixed Income Securities	—	148,207	—	148,207
Short-Term Investments
Investment Company	4,243	—	—	4,243
U.S. Treasury Security	—	1,349	—	1,349
Certificates of Deposit	—	2,733	—	2,733
Commercial Paper	—	699	—	699
Total Short-Term Investments	4,243	4,781	—	9,024
Futures Contracts	42	—	—	42
Total Assets	$4,285	$152,988	$—	$157,273

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income Portfolio
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$1,227	$—	$1,227
Collateralized Mortgage Obligation - Agency Collateral Series	—	14	—	14
Commercial Mortgage-Backed Securities	—	382	—	382
Corporate Bonds	—	4,111	—	4,111
Mortgages - Other	—	991	—	991
Sovereign	—	1,429	—	1,429
U.S. Treasury Securities	—	264	—	264
Total Fixed Income Securities	—	8,418	—	8,418
Short-Term Investments
Investment Company	847	—	—	847
U.S. Treasury Securities	—	388	—	388
Total Short-Term Investments	847	388	—	1,235
Foreign Currency Forward Exchange Contracts	—	33	—	33
Futures Contracts	5	—	—	5
Credit Default Swap Agreement	—	2	—	2
Interest Rate Swap Agreement	—	1	—	1
Total Assets	852	8,842	—	9,694
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(23)	—	(23)
Futures Contracts	(14)	—	—	(14)
Credit Default Swap Agreements	—	(13)	—	(13)
Interest Rate Swap Agreements	—	(3)	—	(3)
Total Liabilities	(14)	(39)	—	(53)
Total	$838	$8,803	$—	$9,641

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$70,025	$—	$70,025
Commercial Paper	—	141,683	—	141,683
Corporate Bonds	—	71,228	—	71,228
Floating Rate Notes	—	665,643	—	665,643
Repurchase Agreements	—	422,000	—	422,000
Total Short-Term Investments	—	1,370,579	—	1,370,579
Total Assets	$—	$1,370,579	$—	$1,370,579

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of December 31, 2016, the Portfolio did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
February 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 16, 2017